UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust – Schwab U.S. REIT ETF, Schwab Fundamental Index ETFs
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: November 30, 2013

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	577,279,783	560,764,122
0.2%		Other Investment Companies	1,268,902	1,267,775

100.1%		Total Investments	578,548,685	562,031,897
(0	.1)%	Other Assets and Liabilities, Net		(396,761)

100.0%		Net Assets		561,635,136

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Diversified REITs 7.2%
Cousins Properties, Inc.	231,990	2,484,613
Duke Realty Corp.	425,870	6,464,707
First Potomac Realty Trust	77,418	929,016
Liberty Property Trust	187,220	6,064,056
PS Business Parks, Inc.	25,900	2,028,488
Vornado Realty Trust	229,206	20,154,083
Washington REIT	87,320	2,072,977

		40,197,940

Industrial REITs 5.8%
DCT Industrial Trust, Inc.	415,510	3,099,705
EastGroup Properties, Inc.	39,960	2,421,176
First Industrial Realty Trust, Inc.	133,570	2,332,132
Prologis, Inc.	656,750	24,910,528

		32,763,541

Office REITs 14.7%
Alexandria Real Estate Equities, Inc.	93,610	5,921,769
BioMed Realty Trust, Inc.	251,230	4,667,853
Boston Properties, Inc.	200,728	19,970,429
Brandywine Realty Trust	203,500	2,702,480
CommonWealth REIT	147,260	3,515,096
Corporate Office Properties Trust	113,960	2,533,331
Digital Realty Trust, Inc.	168,350	7,952,854
Douglas Emmett, Inc.	170,200	3,911,196
DuPont Fabros Technology, Inc.	85,470	2,005,981
Franklin Street Properties Corp.	111,775	1,437,427
Highwoods Properties, Inc.	118,770	4,266,218
Kilroy Realty Corp.	107,300	5,402,555
Mack-Cali Realty Corp.	114,330	2,327,759
Parkway Properties, Inc.	55,870	1,021,862
Piedmont Office Realty Trust, Inc., Class A	219,780	3,599,996
SL Green Realty Corp.	121,360	10,979,439

		82,216,245

Residential REITs 17.8%
American Campus Communities, Inc.	137,270	4,451,666
American Homes 4 Rent, Class A *	58,830	964,812
Apartment Investment & Management Co., Class A	193,140	4,849,745
Associated Estates Realty Corp.	73,630	1,171,453
AvalonBay Communities, Inc.	159,840	18,950,630
BRE Properties, Inc.	102,120	5,231,608
Camden Property Trust	111,740	6,471,981
Education Realty Trust, Inc.	152,440	1,326,228
Equity Lifestyle Properties, Inc.	103,970	3,690,935
Equity Residential	441,410	22,750,271
Essex Property Trust, Inc.	50,194	7,619,951
Home Properties, Inc.	74,370	3,910,375
Mid-America Apartment Communities, Inc.	97,991	5,902,978
Post Properties, Inc.	72,520	3,108,207
Sun Communities, Inc.	43,660	1,781,328
UDR, Inc.	331,110	7,704,930

		99,887,098

Retail REITs 26.6%
Acadia Realty Trust	72,890	1,892,953
CBL & Associates Properties, Inc.	224,960	4,062,778
Cedar Realty Trust, Inc.	87,175	505,615
DDR Corp.	381,470	6,099,705
Equity One, Inc.	82,140	1,839,936
Federal Realty Investment Trust	86,210	8,924,459
General Growth Properties, Inc.	730,380	15,155,385
Glimcher Realty Trust	191,660	1,861,019
Inland Real Estate Corp.	109,520	1,187,197
Kimco Realty Corp.	538,720	11,108,406
Kite Realty Group Trust	161,320	1,056,646
Pennsylvania REIT	91,020	1,637,450
Ramco-Gershenson Properties Trust	85,840	1,373,440
Regency Centers Corp.	120,990	5,667,171
Rouse Properties, Inc.	35,890	875,357
Saul Centers, Inc.	17,076	830,406
Simon Property Group, Inc.	407,972	61,134,604
Tanger Factory Outlet Centers	123,580	4,086,791
Taubman Centers, Inc.	83,620	5,467,075
The Macerich Co.	185,370	10,554,968
Weingarten Realty Investors	146,890	4,192,241

		149,513,602

Specialized REITs 27.8%
Ashford Hospitality Prime, Inc. *	17,906	366,357
Ashford Hospitality Trust, Inc.	89,540	735,123
CubeSmart	167,240	2,712,633
DiamondRock Hospitality Co.	259,370	2,964,599
Extra Space Storage, Inc.	140,205	5,877,394
FelCor Lodging Trust, Inc. *	149,854	1,096,931
HCP, Inc.	597,920	21,985,518

 1

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Health Care REIT, Inc.	377,030	21,109,910
Healthcare Realty Trust, Inc.	126,910	2,808,518
Hersha Hospitality Trust	253,450	1,452,269
Hospitality Properties Trust	193,880	5,267,720
Host Hotels & Resorts, Inc.	985,310	18,139,557
LaSalle Hotel Properties	136,395	4,271,891
LTC Properties, Inc.	45,510	1,752,590
Pebblebrook Hotel Trust	81,400	2,468,862
Public Storage	190,180	29,040,486
Senior Housing Properties Trust	246,420	5,581,413
Sovran Self Storage, Inc.	41,810	2,790,399
Sunstone Hotel Investors, Inc.	241,240	3,153,007
Universal Health Realty Income Trust	17,020	721,308
Ventas, Inc.	385,170	21,889,211

		156,185,696

Total Common Stock
(Cost $577,279,783)		560,764,122

Other Investment Companies 0.2% of net assets

Equity Fund 0.1%
SPDR Dow Jones REIT ETF	9,000	645,210

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	622,565	622,565

Total Other Investment Companies
(Cost $1,268,902)		1,267,775

End of Investments

At 11/30/13, the tax basis cost of the fund’s investments was $579,247,039 and the unrealized appreciation and depreciation were $14,707,120 and ($31,922,262), respectively, with a net unrealized depreciation of ($17,215,142).

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

2

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$560,764,122	$—	$—	$560,764,122
Other Investment Companies[1]	1,267,775	—	—	1,267,775

Total	$562,031,897	$—	$—	$562,031,897

[1]	As categorized in Portfolio Holdings.

 3

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Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG66362NOV13

4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. Fore more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	29,301,157	30,654,324
0.0%	Other Investment Companies	14,265	14,766

99.8%	Total Investments	29,315,422	30,669,090
0.2%	Other Assets and Liabilities, Net		60,532

100.0%	Net Assets		30,729,622

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	138	14,789
Cooper Tire & Rubber Co.	115	2,829
Dana Holding Corp.	299	6,064
Delphi Automotive plc	460	26,933
Drew Industries, Inc.	46	2,494
Ford Motor Co.	3,815	65,160
General Motors Co. *	1,389	53,796
Gentex Corp.	184	5,485
Harley-Davidson, Inc.	345	23,122
Johnson Controls, Inc.	1,380	69,704
Lear Corp.	230	19,069
Superior Industries International, Inc.	69	1,362
Tenneco, Inc. *	69	3,961
The Goodyear Tire & Rubber Co.	667	14,847
Thor Industries, Inc.	138	7,462
TRW Automotive Holdings Corp. *	207	16,063
Visteon Corp. *	92	7,235

		340,375

Banks 2.6%
Associated Banc-Corp.	322	5,551
Astoria Financial Corp.	276	3,858
BancorpSouth, Inc.	161	3,850
Bank of Hawaii Corp.	92	5,442
BankUnited, Inc.	23	742
BB&T Corp.	1,173	40,750
BOK Financial Corp.	23	1,456
CapitalSource, Inc.	575	8,085
Capitol Federal Financial, Inc.	138	1,664
Cathay General Bancorp	92	2,542
CIT Group, Inc.	161	8,127
City Holding Co.	23	1,132
City National Corp.	46	3,513
Comerica, Inc.	322	14,603
Commerce Bancshares, Inc.	97	4,359
Community Bank System, Inc.	23	894
Cullen/Frost Bankers, Inc.	69	4,956
CVB Financial Corp.	115	1,856
East West Bancorp, Inc.	92	3,154
F.N.B. Corp.	161	2,046
Fifth Third Bancorp	1,472	29,911
First Financial Bancorp	23	380
First Horizon National Corp.	437	4,899
First Midwest Bancorp, Inc.	115	2,111
First Niagara Financial Group, Inc.	322	3,587
First Republic Bank	46	2,351
FirstMerit Corp.	253	5,809
Fulton Financial Corp.	276	3,607
Glacier Bancorp, Inc.	92	2,756
Hancock Holding Co.	46	1,619
Hudson City Bancorp, Inc.	1,334	12,460
Huntington Bancshares, Inc.	1,334	12,246
International Bancshares Corp.	92	2,400
KeyCorp	1,794	22,874
M&T Bank Corp.	138	15,920
MB Financial, Inc.	69	2,250
NBT Bancorp, Inc.	46	1,193
New York Community Bancorp, Inc.	690	11,399
Northwest Bancshares, Inc.	92	1,374
Old National Bancorp	92	1,431
People’s United Financial, Inc.	368	5,572
Popular, Inc. *	345	9,860
Prosperity Bancshares, Inc.	23	1,475
Provident Financial Services, Inc.	115	2,248
Regions Financial Corp.	3,013	29,316
Signature Bank *	5	531
SunTrust Banks, Inc.	1,104	39,998
Susquehanna Bancshares, Inc.	161	2,027
SVB Financial Group *	23	2,329
Synovus Financial Corp.	2,093	7,305
TCF Financial Corp.	322	5,046
The PNC Financial Services Group, Inc.	690	53,095
Trustmark Corp.	92	2,581
U.S. Bancorp	2,369	92,912
UMB Financial Corp.	23	1,475
Umpqua Holdings Corp.	115	2,117
United Bankshares, Inc.	69	2,239
Valley National Bancorp	322	3,268
Washington Federal, Inc.	138	3,228
Webster Financial Corp.	92	2,712
Wells Fargo & Co.	5,912	260,246
Westamerica Bancorp	46	2,547
Wintrust Financial Corp.	23	1,043
Zions Bancorp	368	10,793

		803,120

Capital Goods 8.5%
3M Co.	966	128,971
A.O. Smith Corp.	69	3,736
AAR Corp.	138	4,308
Actuant Corp., Class A	92	3,595

 1

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acuity Brands, Inc.	69	7,075
AECOM Technology Corp. *	253	7,352
Aegion Corp. *	69	1,502
AGCO Corp.	207	12,064
Aircastle Ltd.	161	3,014
Albany International Corp., Class A	69	2,536
Alliant Techsystems, Inc.	92	11,153
AMETEK, Inc.	138	6,792
Apogee Enterprises, Inc.	69	2,472
Applied Industrial Technologies, Inc.	92	4,451
Armstrong World Industries, Inc. *	69	3,671
Astec Industries, Inc.	46	1,684
B/E Aerospace, Inc. *	69	6,003
Barnes Group, Inc.	92	3,358
Beacon Roofing Supply, Inc. *	69	2,565
Brady Corp., Class A	92	2,882
Briggs & Stratton Corp.	161	3,255
Carlisle Cos., Inc.	92	6,763
Caterpillar, Inc.	920	77,832
Chart Industries, Inc. *	23	2,238
Chicago Bridge & Iron Co. N.V.	115	8,818
CIRCOR International, Inc.	23	1,825
CLARCOR, Inc.	69	4,177
Crane Co.	69	4,299
Cubic Corp.	23	1,289
Cummins, Inc.	230	30,443
Curtiss-Wright Corp.	92	4,855
Danaher Corp.	415	31,042
Deere & Co.	552	46,500
DigitalGlobe, Inc. *	23	911
Donaldson Co., Inc.	138	5,759
Dover Corp.	300	27,222
Dycom Industries, Inc. *	138	3,905
Eaton Corp. plc	460	33,424
EMCOR Group, Inc.	184	7,310
Emerson Electric Co.	1,265	84,742
Encore Wire Corp.	69	3,465
EnerSys, Inc.	69	4,923
EnPro Industries, Inc. *	23	1,302
ESCO Technologies, Inc.	23	783
Esterline Technologies Corp. *	46	4,049
Exelis, Inc.	1,058	18,695
Fastenal Co.	184	8,562
Flowserve Corp.	161	11,492
Fluor Corp.	460	35,793
Fortune Brands Home & Security, Inc.	69	3,008
Franklin Electric Co., Inc.	46	2,047
GATX Corp.	115	5,770
Generac Holdings, Inc.	23	1,225
General Cable Corp.	184	5,362
General Dynamics Corp.	828	75,894
General Electric Co.	16,100	429,226
Gibraltar Industries, Inc. *	92	1,628
Graco, Inc.	69	5,329
GrafTech International Ltd. *	253	2,915
Granite Construction, Inc.	138	4,313
H&E Equipment Services, Inc. *	69	1,969
Harsco Corp.	322	8,420
HEICO Corp.	25	1,427
Hexcel Corp. *	69	3,031
Honeywell International, Inc.	920	81,429
Hubbell, Inc., Class B	69	7,446
Huntington Ingalls Industries, Inc.	115	9,456
IDEX Corp.	69	4,922
Illinois Tool Works, Inc.	622	49,499
Ingersoll-Rand plc	529	37,781
ITT Corp.	552	22,533
Jacobs Engineering Group, Inc. *	322	19,246
Joy Global, Inc.	188	10,633
Kaman Corp.	46	1,834
KBR, Inc.	472	15,968
Kennametal, Inc.	115	5,460
L-3 Communications Holdings, Inc.	438	45,315
Layne Christensen Co. *	92	1,532
Lennox International, Inc.	115	9,476
Lincoln Electric Holdings, Inc.	115	8,220
Lockheed Martin Corp.	690	97,752
Masco Corp.	874	19,595
MasTec, Inc. *	46	1,456
Meritor, Inc. *	322	2,566
Moog, Inc., Class A *	69	4,738
MRC Global, Inc. *	92	2,814
MSC Industrial Direct Co., Inc., Class A	46	3,535
Mueller Industries, Inc.	69	4,215
Mueller Water Products, Inc., Class A	368	3,168
National Presto Industries, Inc.	23	1,762
Navistar International Corp. *	161	6,471
Nordson Corp.	46	3,318
Northrop Grumman Corp.	1,003	113,018
Orbital Sciences Corp. *	138	3,240
Oshkosh Corp.	230	11,213
Owens Corning *	230	9,007
PACCAR, Inc.	552	31,635
Pall Corp.	92	7,700
Parker Hannifin Corp.	276	32,524
Pentair Ltd. - Reg’d	137	9,689
Polypore International, Inc. *	23	874
Precision Castparts Corp.	101	26,103
Quanex Building Products Corp.	92	1,641
Quanta Services, Inc. *	253	7,491
Raven Industries, Inc.	46	1,847
Raytheon Co.	1,036	91,873
Regal-Beloit Corp.	46	3,385
Rockwell Automation, Inc.	138	15,674
Rockwell Collins, Inc.	230	16,728
Roper Industries, Inc.	46	5,966
Rush Enterprises, Inc., Class A *	92	2,689
Simpson Manufacturing Co., Inc.	69	2,505
Snap-On, Inc.	69	7,324
Spirit AeroSystems Holdings, Inc., Class A *	230	7,507
SPX Corp.	138	13,060
Stanley Black & Decker, Inc.	161	13,104
TAL International Group, Inc. *	46	2,513
Teledyne Technologies, Inc. *	46	4,266
Tennant Co.	23	1,501
Terex Corp. *	276	10,024
Textron, Inc.	552	18,343
The Babcock & Wilcox Co.	115	3,734
The Boeing Co.	782	104,984
The Greenbrier Cos., Inc. *	46	1,438
The Manitowoc Co., Inc.	207	4,262
The Middleby Corp. *	5	1,104
The Toro Co.	92	5,677

2

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Timken Co.	161	8,333
Titan International, Inc.	46	794
TransDigm Group, Inc.	46	7,200
TriMas Corp. *	23	841
Trinity Industries, Inc.	138	7,164
Triumph Group, Inc.	46	3,401
Tutor Perini Corp. *	276	6,759
United Rentals, Inc. *	161	11,066
United Technologies Corp.	1,564	173,385
Universal Forest Products, Inc.	115	5,977
URS Corp.	299	15,539
Valmont Industries, Inc.	23	3,328
W.W. Grainger, Inc.	73	18,828
WABCO Holdings, Inc. *	69	6,113
Wabtec Corp.	69	4,761
Watsco, Inc.	46	4,414
Watts Water Technologies, Inc., Class A	46	2,766
WESCO International, Inc. *	115	9,888
Woodward, Inc.	69	2,960
Xylem, Inc.	253	8,744

		2,624,465

Commercial & Professional Services 1.1%
ABM Industries, Inc.	207	5,757
Cintas Corp.	230	12,765
Clean Harbors, Inc. *	46	2,427
Consolidated Graphics, Inc. *	46	2,963
Copart, Inc. *	115	3,959
Covanta Holding Corp.	184	3,294
Deluxe Corp.	92	4,571
Equifax, Inc.	138	9,292
FTI Consulting, Inc. *	92	4,132
G&K Services, Inc., Class A	46	2,770
Healthcare Services Group, Inc.	69	2,000
Herman Miller, Inc.	138	4,404
HNI Corp.	138	5,470
Huron Consulting Group, Inc. *	23	1,367
ICF International, Inc. *	46	1,664
IHS, Inc., Class A *	23	2,632
Insperity, Inc.	69	2,432
Interface, Inc.	69	1,383
Iron Mountain, Inc.	237	6,664
KAR Auction Services, Inc.	23	635
Kelly Services, Inc., Class A	253	5,880
Kforce, Inc.	92	1,857
Knoll, Inc.	92	1,633
Korn/Ferry International *	92	2,131
Manpowergroup, Inc.	437	34,929
McGrath RentCorp	46	1,789
Mine Safety Appliances Co.	46	2,292
Navigant Consulting, Inc. *	161	3,156
Nielsen Holdings N.V.	115	4,963
Pitney Bowes, Inc.	943	21,849
Quad/Graphics, Inc.	115	2,996
R.R. Donnelley & Sons Co.	1,656	30,636
Republic Services, Inc.	414	14,453
Resources Connection, Inc.	161	2,289
Robert Half International, Inc.	368	14,216
Rollins, Inc.	46	1,294
Steelcase, Inc., Class A	299	4,883
Stericycle, Inc. *	46	5,404
Tetra Tech, Inc. *	92	2,630
The ADT Corp.	115	4,664
The Brink’s Co.	184	6,170
The Corporate Executive Board Co.	46	3,387
The Dun & Bradstreet Corp.	92	10,750
Towers Watson & Co., Class A	46	5,180
TrueBlue, Inc. *	138	3,525
UniFirst Corp.	23	2,352
United Stationers, Inc.	207	9,311
Verisk Analytics, Inc., Class A *	92	5,990
Viad Corp.	69	1,863
Waste Connections, Inc.	92	4,042
Waste Management, Inc.	1,196	54,633

		351,728

Consumer Durables & Apparel 1.3%
Arctic Cat, Inc.	23	1,294
Blyth, Inc.	69	862
Brunswick Corp.	92	4,204
Callaway Golf Co.	299	2,422
Carter’s, Inc.	46	3,251
Coach, Inc.	414	23,971
Columbia Sportswear Co.	23	1,596
Crocs, Inc. *	92	1,270
D.R. Horton, Inc.	437	8,688
Deckers Outdoor Corp. *	46	3,801
Ethan Allen Interiors, Inc.	69	2,132
Fossil Group, Inc. *	46	5,854
G-III Apparel Group Ltd. *	23	1,386
Garmin Ltd.	230	11,169
Hanesbrands, Inc.	115	8,062
Harman International Industries, Inc.	138	11,184
Hasbro, Inc.	299	16,092
Helen of Troy Ltd. *	46	2,241
JAKKS Pacific, Inc.	138	891
Jarden Corp. *	161	9,055
KB Home	184	3,226
La-Z-Boy, Inc.	138	4,038
Leggett & Platt, Inc.	391	11,812
Lennar Corp., Class A	138	4,935
M.D.C Holdings, Inc.	46	1,390
Mattel, Inc.	493	22,811
Meritage Homes Corp. *	46	2,005
Michael Kors Holdings Ltd. *	23	1,876
Mohawk Industries, Inc. *	92	12,882
NACCO Industries, Inc., Class A	23	1,489
Newell Rubbermaid, Inc.	483	14,659
NIKE, Inc., Class B	943	74,629
NVR, Inc. *	10	9,700
Polaris Industries, Inc.	46	6,140
PulteGroup, Inc.	276	5,178
PVH Corp.	46	6,160
Quiksilver, Inc. *	437	3,889
Ralph Lauren Corp.	69	12,091
Skechers U.S.A., Inc., Class A *	115	3,866
Steven Madden Ltd. *	27	1,052
Tempur Sealy International, Inc. *	115	5,867
The Jones Group, Inc.	460	6,458
The Ryland Group, Inc.	92	3,636
Toll Brothers, Inc. *	138	4,706
Tupperware Brands Corp.	69	6,302

 3

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Under Armour, Inc., Class A *	23	1,856
VF Corp.	99	23,223
Whirlpool Corp.	194	29,635
Wolverine World Wide, Inc.	184	6,055

		410,991

Consumer Services 1.8%
Apollo Education Group, Inc. *	667	17,535
Bally Technologies, Inc. *	46	3,430
Bob Evans Farms, Inc.	92	5,114
Boyd Gaming Corp. *	322	3,687
Brinker International, Inc.	253	11,899
Buffalo Wild Wings, Inc. *	23	3,456
Burger King Worldwide, Inc.	23	487
Caesars Entertainment Corp. *	276	5,641
Capella Education Co. *	23	1,512
Career Education Corp. *	966	4,878
Carnival Corp.	529	19,102
CEC Entertainment, Inc.	92	4,411
Chipotle Mexican Grill, Inc. *	11	5,762
Choice Hotels International, Inc.	23	1,074
Cracker Barrel Old Country Store, Inc.	46	4,991
Darden Restaurants, Inc.	345	18,399
DeVry Education Group, Inc.	138	4,905
DineEquity, Inc.	23	1,935
Domino’s Pizza, Inc.	92	6,360
Dunkin’ Brands Group, Inc.	23	1,127
H&R Block, Inc.	414	11,546
Hillenbrand, Inc.	92	2,585
Hyatt Hotels Corp., Class A *	46	2,225
International Game Technology	552	9,655
International Speedway Corp., Class A	69	2,369
ITT Educational Services, Inc. *	207	8,071
Jack in the Box, Inc. *	138	6,534
Las Vegas Sands Corp.	92	6,595
Life Time Fitness, Inc. *	46	2,231
Marriott International, Inc., Class A	368	17,303
Marriott Vacations Worldwide Corp. *	23	1,202
Matthews International Corp., Class A	69	2,910
McDonald’s Corp.	1,541	150,047
MGM Resorts International *	621	11,917
Panera Bread Co., Class A *	23	4,068
Papa John’s International, Inc.	23	1,952
Penn National Gaming, Inc. *	92	1,328
Pinnacle Entertainment, Inc. *	92	2,313
Red Robin Gourmet Burgers, Inc. *	46	3,667
Regis Corp.	230	3,678
Royal Caribbean Cruises Ltd.	299	13,171
Ruby Tuesday, Inc. *	345	2,432
SeaWorld Entertainment, Inc.	23	686
Service Corp. International	414	7,481
Six Flags Entertainment Corp.	46	1,712
Sonic Corp. *	253	5,007
Sotheby’s	69	3,537
Starbucks Corp.	460	37,472
Starwood Hotels & Resorts Worldwide, Inc.	299	22,270
Steiner Leisure Ltd. *	23	1,361
Stewart Enterprises, Inc., Class A	138	1,829
Strayer Education, Inc.	46	1,709
Texas Roadhouse, Inc.	92	2,574
The Cheesecake Factory, Inc.	115	5,606
The Wendy’s Co.	644	5,545
Vail Resorts, Inc.	46	3,486
Weight Watchers International, Inc.	69	2,236
Wyndham Worldwide Corp.	207	14,844
Wynn Resorts Ltd.	92	15,260
Yum! Brands, Inc.	484	37,597

		563,716

Diversified Financials 6.9%
Affiliated Managers Group, Inc. *	23	4,606
American Capital Ltd. *	115	1,759
American Express Co.	1,219	104,590
Ameriprise Financial, Inc.	230	24,897
Ares Capital Corp.	138	2,536
Bank of America Corp.	28,733	454,556
Berkshire Hathaway, Inc., Class B *	1,623	189,128
BlackRock, Inc.	69	20,890
Capital One Financial Corp.	875	62,676
Cash America International, Inc.	46	1,730
CBOE Holdings, Inc.	46	2,405
Citigroup, Inc.	5,097	269,733
CME Group, Inc.	230	18,848
DFC Global Corp. *	23	230
Discover Financial Services	483	25,744
E*TRADE Financial Corp. *	391	7,007
Eaton Vance Corp.	161	6,731
EZCORP, Inc., Class A *	69	806
Federated Investors, Inc., Class B	253	6,904
First Cash Financial Services, Inc. *	23	1,462
Franklin Resources, Inc.	575	31,849
Greenhill & Co., Inc.	46	2,517
IntercontinentalExchange Group, Inc. *	110	23,462
Invesco Ltd.	414	14,428
Investment Technology Group, Inc. *	161	3,154
Janus Capital Group, Inc.	644	7,007
JPMorgan Chase & Co.	6,380	365,064
Lazard Ltd., Class A	69	2,879
Legg Mason, Inc.	437	17,091
Leucadia National Corp.	115	3,296
LPL Financial Holdings, Inc.	46	1,972
McGraw Hill Financial, Inc.	598	44,551
Moody’s Corp.	230	17,165
Morgan Stanley	1,679	52,553
MSCI, Inc. *	115	5,105
Nelnet, Inc., Class A	46	2,070
Northern Trust Corp.	230	13,568
PHH Corp. *	345	8,294
Raymond James Financial, Inc.	92	4,433
SEI Investments Co.	184	6,179
SLM Corp.	552	14,711
State Street Corp.	437	31,731
Stifel Financial Corp. *	23	1,030
T. Rowe Price Group, Inc.	249	20,035
TD Ameritrade Holding Corp.	276	7,943
The Bank of New York Mellon Corp.	1,196	40,305
The Charles Schwab Corp. (a)	1,219	29,841
The Goldman Sachs Group, Inc.	723	122,144
The NASDAQ OMX Group, Inc.	138	5,422
Waddell & Reed Financial, Inc., Class A	92	5,863

4

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
World Acceptance Corp. *	23	2,123

		2,115,023

Energy 14.3%
Alpha Natural Resources, Inc. *	667	4,456
Anadarko Petroleum Corp.	552	49,029
Apache Corp.	621	56,815
Arch Coal, Inc.	1,104	4,504
Atwood Oceanics, Inc. *	46	2,418
Baker Hughes, Inc.	897	51,093
Basic Energy Services, Inc. *	92	1,305
Berry Petroleum Co., Class A	46	2,315
Bill Barrett Corp. *	92	2,474
Bristow Group, Inc.	46	3,689
Cabot Oil & Gas Corp.	138	4,754
Cameron International Corp. *	253	14,014
CARBO Ceramics, Inc.	23	2,830
Chesapeake Energy Corp.	1,679	45,115
Chevron Corp.	5,337	653,462
Cimarex Energy Co.	92	8,701
Cloud Peak Energy, Inc. *	115	1,902
Comstock Resources, Inc.	92	1,558
Concho Resources, Inc. *	23	2,390
ConocoPhillips	7,498	545,854
CONSOL Energy, Inc.	253	9,002
Crosstex Energy, Inc.	92	2,990
Delek US Holdings, Inc.	46	1,392
Denbury Resources, Inc. *	276	4,604
Devon Energy Corp.	920	55,770
Diamond Offshore Drilling, Inc.	185	11,109
Dresser-Rand Group, Inc. *	92	5,192
Dril-Quip, Inc. *	23	2,497
Energen Corp.	115	8,300
Energy XXI Bermuda Ltd.	46	1,249
EOG Resources, Inc.	184	30,360
EQT Corp.	92	7,830
EXCO Resources, Inc.	276	1,460
Exterran Holdings, Inc. *	207	6,732
Exxon Mobil Corp.	13,735	1,283,948
FMC Technologies, Inc. *	184	8,850
Forest Oil Corp. *	644	2,846
Green Plains Renewable Energy, Inc.	23	397
Gulfmark Offshore, Inc., Class A	23	1,135
Halliburton Co.	1,357	71,487
Helix Energy Solutions Group, Inc. *	230	5,108
Helmerich & Payne, Inc.	115	8,855
Hercules Offshore, Inc. *	368	2,352
Hess Corp.	989	80,238
HollyFrontier Corp.	230	11,035
Hornbeck Offshore Services, Inc. *	46	2,329
ION Geophysical Corp. *	161	621
Key Energy Services, Inc. *	506	3,967
Kinder Morgan, Inc.	368	13,079
Marathon Oil Corp.	3,266	117,707
Marathon Petroleum Corp.	852	70,495
Matrix Service Co. *	69	1,532
McDermott International, Inc. *	1,081	8,810
Murphy Oil Corp.	759	49,282
Nabors Industries Ltd.	1,058	17,510
National Oilwell Varco, Inc.	529	43,114
Newfield Exploration Co. *	368	10,341
Newpark Resources, Inc. *	138	1,664
Noble Energy, Inc.	276	19,386
Nordic American Tankers Ltd.	184	1,490
Occidental Petroleum Corp.	1,357	128,861
Oceaneering International, Inc.	92	7,101
Oil States International, Inc. *	69	7,062
Parker Drilling Co. *	414	3,283
Patterson-UTI Energy, Inc.	437	10,186
PDC Energy, Inc. *	23	1,355
Peabody Energy Corp.	782	14,232
Penn Virginia Corp. *	437	4,689
Phillips 66	3,151	219,341
Pioneer Energy Services Corp. *	161	1,162
Pioneer Natural Resources Co.	51	9,065
QEP Resources, Inc.	276	8,838
Quicksilver Resources, Inc. *	667	1,948
Range Resources Corp.	69	5,358
Rosetta Resources, Inc. *	23	1,163
Rowan Cos. plc, Class A *	184	6,370
SandRidge Energy, Inc. *	483	2,700
Schlumberger Ltd.	1,374	121,489
SEACOR Holdings, Inc.	92	8,561
Seadrill Ltd.	355	15,162
SemGroup Corp., Class A	92	5,647
Ship Finance International Ltd.	92	1,555
SM Energy Co.	69	6,082
Southwestern Energy Co. *	253	9,781
Spectra Energy Corp.	872	29,256
Stone Energy Corp. *	115	3,804
Superior Energy Services, Inc. *	230	5,860
Swift Energy Co. *	138	1,837
Targa Resources Corp.	46	3,730
Teekay Corp.	92	4,071
Tesoro Corp.	506	29,667
TETRA Technologies, Inc. *	253	3,122
The Williams Cos., Inc.	920	32,402
Tidewater, Inc.	138	7,872
Ultra Petroleum Corp. *	138	2,825
Unit Corp. *	92	4,431
Valero Energy Corp.	3,648	166,787
W&T Offshore, Inc.	115	1,978
Western Refining, Inc.	115	4,493
Whiting Petroleum Corp. *	92	5,557
Willbros Group, Inc. *	230	2,017
World Fuel Services Corp.	437	16,781
WPX Energy, Inc. *	782	14,537

		4,386,761

Food & Staples Retailing 4.1%
Casey’s General Stores, Inc.	115	8,558
Costco Wholesale Corp.	1,003	125,806
CVS Caremark Corp.	3,519	235,632
Harris Teeter Supermarkets, Inc.	115	5,679
PriceSmart, Inc.	23	2,870
Rite Aid Corp. *	1,426	8,442
Roundy’s, Inc.	161	1,402
Safeway, Inc.	2,438	85,257
SUPERVALU, Inc. *	5,483	35,366
Susser Holdings Corp. *	46	2,945
Sysco Corp.	1,762	59,256
The Andersons, Inc.	46	3,913

 5

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Fresh Market, Inc. *	23	936
The Kroger Co.	2,277	95,065
The Pantry, Inc. *	322	4,634
United Natural Foods, Inc. *	92	6,334
Wal-Mart Stores, Inc.	4,922	398,731
Walgreen Co.	2,645	156,584
Whole Foods Market, Inc.	299	16,924

		1,254,334

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	3,658	135,273
Archer-Daniels-Midland Co.	2,715	109,279
B&G Foods, Inc.	46	1,593
Beam, Inc.	207	13,979
Brown-Forman Corp., Class B	138	10,353
Bunge Ltd.	736	58,968
Cal-Maine Foods, Inc.	23	1,264
Campbell Soup Co.	345	13,362
Chiquita Brands International, Inc. *	437	4,619
Coca-Cola Enterprises, Inc.	897	37,620
ConAgra Foods, Inc.	1,035	34,145
Constellation Brands, Inc., Class A *	184	12,955
Darling International, Inc. *	69	1,430
Dean Foods Co. *	656	11,795
Dr. Pepper Snapple Group, Inc.	345	16,650
Flowers Foods, Inc.	253	5,498
Fresh Del Monte Produce, Inc.	161	4,510
General Mills, Inc.	851	42,916
Green Mountain Coffee Roasters, Inc. *	23	1,550
Hillshire Brands Co.	851	28,440
Hormel Foods Corp.	207	9,319
Ingredion, Inc.	115	7,953
J&J Snack Foods Corp.	23	1,976
Kellogg Co.	414	25,105
Kraft Foods Group, Inc.	465	24,701
Lancaster Colony Corp.	46	3,986
Lorillard, Inc.	644	33,057
McCormick & Co., Inc. Non Voting Shares	115	7,935
Mead Johnson Nutrition Co.	92	7,775
Molson Coors Brewing Co., Class B	207	10,903
Mondelez International, Inc., Class A	4,025	134,958
Monster Beverage Corp. *	46	2,722
PepsiCo, Inc.	2,185	184,545
Philip Morris International, Inc.	1,955	167,231
Pilgrim’s Pride Corp. *	138	2,260
Post Holdings, Inc. *	69	3,495
Reynolds American, Inc.	512	25,830
Sanderson Farms, Inc.	69	4,715
Seaboard Corp.	1	2,825
Snyders-Lance, Inc.	69	1,988
The Coca-Cola Co.	3,661	147,136
The Hain Celestial Group, Inc. *	23	1,902
The Hershey Co.	115	11,142
The J.M. Smucker Co.	161	16,783
TreeHouse Foods, Inc. *	46	3,227
Tyson Foods, Inc., Class A	1,265	40,088
Universal Corp.	92	4,799
Vector Group Ltd.	93	1,523
WhiteWave Foods Co., Class A *	23	489

		1,436,567

Health Care Equipment & Services 5.9%
Abbott Laboratories	2,967	113,310
Aetna, Inc.	1,219	84,026
Alere, Inc. *	115	3,763
Allscripts Healthcare Solutions, Inc. *	23	344
Amedisys, Inc. *	207	3,370
AmerisourceBergen Corp.	1,004	70,812
AmSurg Corp. *	46	2,223
Analogic Corp.	23	2,222
Baxter International, Inc.	759	51,954
Becton Dickinson & Co.	369	40,070
Boston Scientific Corp. *	2,783	32,227
Brookdale Senior Living, Inc. *	115	3,353
C.R. Bard, Inc.	138	19,165
Cardinal Health, Inc.	1,702	109,949
CareFusion Corp. *	276	10,999
Catamaran Corp. *	46	2,099
Centene Corp. *	92	5,495
Cerner Corp. *	92	5,287
Chemed Corp.	46	3,585
Cigna Corp.	391	34,193
Community Health Systems, Inc.	276	11,385
CONMED Corp.	46	1,873
Covidien plc	529	36,110
DaVita HealthCare Partners, Inc. *	230	13,696
DENTSPLY International, Inc.	161	7,657
Edwards Lifesciences Corp. *	46	3,014
Express Scripts Holding Co. *	622	41,892
Gentiva Health Services, Inc. *	138	1,704
Greatbatch, Inc. *	46	1,869
Haemonetics Corp. *	46	1,944
Hanger, Inc. *	23	893
HCA Holdings, Inc.	701	32,540
Health Management Associates, Inc., Class A *	920	12,043
Health Net, Inc. *	644	19,674
HealthSouth Corp.	69	2,469
Healthways, Inc. *	115	1,611
Henry Schein, Inc. *	138	15,732
Hill-Rom Holdings, Inc.	138	5,715
Hologic, Inc. *	184	4,120
Humana, Inc.	530	55,115
IDEXX Laboratories, Inc. *	46	4,791
Integra LifeSciences Holdings Corp. *	23	1,068
Intuitive Surgical, Inc. *	10	3,769
Invacare Corp.	184	4,122
Kindred Healthcare, Inc.	483	8,134
Laboratory Corp. of America Holdings *	115	11,713
LifePoint Hospitals, Inc. *	138	7,070
Magellan Health Services, Inc. *	115	7,038
Masimo Corp. *	46	1,317
McKesson Corp.	795	131,883
MEDNAX, Inc. *	46	5,097
Medtronic, Inc.	1,588	91,024
Molina Healthcare, Inc. *	92	3,091
MWI Veterinary Supply, Inc. *	23	4,190
Omnicare, Inc.	299	17,127
Owens & Minor, Inc.	299	11,413
Patterson Cos., Inc.	207	8,588
PharMerica Corp. *	161	3,635
Quest Diagnostics, Inc.	391	23,828

6

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ResMed, Inc.	69	3,368
Select Medical Holdings Corp.	23	199
Sirona Dental Systems, Inc. *	23	1,582
St. Jude Medical, Inc.	506	29,561
STERIS Corp.	115	5,306
Stryker Corp.	389	28,949
Teleflex, Inc.	69	6,783
Tenet Healthcare Corp. *	184	7,940
The Cooper Cos., Inc.	23	3,030
UnitedHealth Group, Inc.	2,899	215,917
Universal Health Services, Inc., Class B	161	13,271
Varian Medical Systems, Inc. *	115	8,976
VCA Antech, Inc. *	138	4,133
WellCare Health Plans, Inc. *	115	8,544
WellPoint, Inc.	2,346	217,896
West Pharmaceutical Services, Inc.	92	4,593
Zimmer Holdings, Inc.	345	31,536

		1,809,984

Household & Personal Products 2.1%
Avon Products, Inc.	1,081	19,274
Central Garden & Pet Co., Class A *	207	1,619
Church & Dwight Co., Inc.	115	7,504
Colgate-Palmolive Co.	1,012	66,600
Elizabeth Arden, Inc. *	23	909
Energizer Holdings, Inc.	92	10,152
Herbalife Ltd.	161	11,218
Kimberly-Clark Corp.	544	59,383
Nu Skin Enterprises, Inc., Class A	69	8,821
Spectrum Brands Holdings, Inc.	23	1,623
The Clorox Co.	138	12,857
The Estee Lauder Cos., Inc., Class A	161	12,069
The Procter & Gamble Co.	5,039	424,385
WD-40 Co.	23	1,731

		638,145

Insurance 3.8%
ACE Ltd.	392	40,290
Aflac, Inc.	644	42,742
Alleghany Corp. *	8	3,153
Allied World Assurance Co. Holdings AG	69	7,773
American Equity Investment Life Holding Co.	138	3,272
American Financial Group, Inc.	184	10,609
American International Group, Inc.	1,265	62,934
Aon plc	322	26,288
Arch Capital Group Ltd. *	253	14,884
Argo Group International Holdings Ltd.	69	3,263
Arthur J. Gallagher & Co.	138	6,423
Aspen Insurance Holdings Ltd.	184	7,437
Assurant, Inc.	345	22,404
Assured Guaranty Ltd.	92	2,160
Axis Capital Holdings Ltd.	276	13,560
Brown & Brown, Inc.	115	3,636
Cincinnati Financial Corp.	276	14,465
CNO Financial Group, Inc.	460	7,783
Endurance Specialty Holdings Ltd.	184	10,470
Everest Re Group Ltd.	97	15,212
Fidelity National Financial, Inc., Class A	506	14,709
First American Financial Corp.	207	5,477
Genworth Financial, Inc., Class A *	1,553	23,466
Hartford Financial Services Group, Inc.	1,472	52,447
HCC Insurance Holdings, Inc.	161	7,403
Horace Mann Educators Corp.	69	2,120
Infinity Property & Casualty Corp.	46	3,282
Kemper Corp.	184	6,904
Lincoln National Corp.	483	24,792
Loews Corp.	575	27,226
Markel Corp. *	8	4,458
Marsh & McLennan Cos., Inc.	644	30,558
Mercury General Corp.	69	3,317
MetLife, Inc.	989	51,616
Montpelier Re Holdings Ltd.	92	2,674
Old Republic International Corp.	460	7,912
PartnerRe Ltd.	161	16,567
Platinum Underwriters Holdings Ltd.	139	8,813
Primerica, Inc.	161	6,928
Principal Financial Group, Inc.	391	19,796
ProAssurance Corp.	69	3,318
Protective Life Corp.	161	7,725
Prudential Financial, Inc.	782	69,410
Reinsurance Group of America, Inc.	115	8,623
RenaissanceRe Holdings Ltd.	115	10,890
RLI Corp.	46	4,641
Safety Insurance Group, Inc.	23	1,291
Selective Insurance Group, Inc.	138	3,890
StanCorp Financial Group, Inc.	141	9,040
Stewart Information Services Corp.	23	733
Symetra Financial Corp.	92	1,764
The Allstate Corp.	1,196	64,907
The Chubb Corp.	713	68,769
The Hanover Insurance Group, Inc.	115	6,936
The Progressive Corp.	1,541	43,040
The Travelers Cos., Inc.	1,588	144,095
Torchmark Corp.	161	12,236
Tower Group International Ltd.	69	287
Unum Group	552	18,531
Validus Holdings Ltd.	138	5,527
W.R. Berkley Corp.	253	11,079
White Mountains Insurance Group Ltd.	10	6,028
XL Group plc	460	14,715

		1,156,698

Materials 3.9%
A. Schulman, Inc.	92	3,146
A.M. Castle & Co. *	92	1,287
Air Products & Chemicals, Inc.	345	37,546
Airgas, Inc.	92	9,994
AK Steel Holding Corp. *	1,242	7,030
Albemarle Corp.	92	6,321
Alcoa, Inc.	5,544	53,278
Allegheny Technologies, Inc.	322	10,697
AMCOL International Corp.	46	1,433
Aptargroup, Inc.	115	7,466
Ashland, Inc.	161	14,664
Avery Dennison Corp.	276	13,496
Axiall Corp.	69	3,126
Ball Corp.	299	14,944
Bemis Co., Inc.	230	8,977
Cabot Corp.	138	6,734

 7

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Carpenter Technology Corp.	69	4,160
Celanese Corp., Series A	207	11,619
Century Aluminum Co. *	230	2,070
CF Industries Holdings, Inc.	53	11,521
Chemtura Corp. *	184	4,858
Clearwater Paper Corp. *	23	1,218
Cliffs Natural Resources, Inc.	460	11,505
Coeur Mining, Inc. *	23	253
Commercial Metals Co.	644	12,507
Compass Minerals International, Inc.	46	3,291
Crown Holdings, Inc. *	138	6,091
Cytec Industries, Inc.	69	6,174
Domtar Corp.	161	13,767
E.I. du Pont de Nemours & Co.	1,173	71,999
Eagle Materials, Inc.	46	3,588
Eastman Chemical Co.	207	15,945
Ecolab, Inc.	184	19,719
Ferro Corp. *	598	8,330
FMC Corp.	115	8,379
Freeport-McMoRan Copper & Gold, Inc.	2,254	78,191
Graphic Packaging Holding Co. *	253	2,272
Greif, Inc., Class A	69	3,792
H.B. Fuller Co.	92	4,713
Hecla Mining Co.	92	271
Huntsman Corp.	460	10,548
Innophos Holdings, Inc.	46	2,207
Innospec, Inc.	23	1,120
International Flavors & Fragrances, Inc.	115	10,160
International Paper Co.	897	41,845
Kaiser Aluminum Corp.	46	3,097
KapStone Paper & Packaging Corp.	46	2,451
Koppers Holdings, Inc.	23	1,090
Kraton Performance Polymers, Inc. *	69	1,607
Louisiana-Pacific Corp. *	138	2,263
LyondellBasell Industries N.V., Class A	437	33,728
Martin Marietta Materials, Inc.	69	6,663
Materion Corp.	46	1,323
MeadWestvaco Corp.	391	13,728
Minerals Technologies, Inc.	69	4,099
Monsanto Co.	415	47,032
Myers Industries, Inc.	92	1,862
NewMarket Corp.	10	3,240
Newmont Mining Corp.	920	22,844
Nucor Corp.	943	48,150
Olin Corp.	161	3,998
OM Group, Inc. *	115	3,788
Owens-Illinois, Inc. *	437	14,421
P.H. Glatfelter Co.	115	3,219
Packaging Corp. of America	138	8,454
PolyOne Corp.	115	3,733
PPG Industries, Inc.	184	33,867
Praxair, Inc.	345	43,560
Reliance Steel & Aluminum Co.	207	15,221
Resolute Forest Products *	230	3,726
Rock-Tenn Co., Class A	69	6,515
Rockwood Holdings, Inc.	69	4,724
RPM International, Inc.	207	8,197
RTI International Metals, Inc. *	46	1,604
Schnitzer Steel Industries, Inc., Class A	207	6,341
Schweitzer-Mauduit International, Inc.	46	2,374
Sealed Air Corp.	483	15,509
Sensient Technologies Corp.	92	4,521
Sigma-Aldrich Corp.	139	11,987
Silgan Holdings, Inc.	92	4,301
Sonoco Products Co.	253	10,135
Southern Copper Corp.	230	5,773
Steel Dynamics, Inc.	690	12,572
Stepan Co.	23	1,460
Stillwater Mining Co. *	115	1,291
SunCoke Energy, Inc. *	115	2,607
The Dow Chemical Co.	2,369	92,533
The Mosaic Co.	437	20,932
The Scotts Miracle-Gro Co., Class A	92	5,389
The Sherwin-Williams Co.	92	16,839
The Valspar Corp.	92	6,496
Tredegar Corp.	69	1,806
United States Steel Corp.	897	24,049
Vulcan Materials Co.	184	10,372
W.R. Grace & Co. *	23	2,209
Walter Energy, Inc.	161	2,291
Wausau Paper Corp.	138	1,675
Westlake Chemical Corp.	23	2,589
Worthington Industries, Inc.	138	5,786

		1,192,293

Media 3.9%
AMC Networks, Inc., Class A *	23	1,476
Belo Corp., Class A	207	2,842
Cablevision Systems Corp., Class A	690	11,571
CBS Corp., Class B Non Voting Shares	1,012	59,263
Charter Communications, Inc., Class A *	92	12,429
Cinemark Holdings, Inc.	161	5,311
Comcast Corp., Class A	2,944	146,817
Dex Media, Inc. *	69	501
DIRECTV *	1,403	92,752
Discovery Communications, Inc., Class A *	162	14,138
DISH Network Corp., Class A	253	13,703
DreamWorks Animation SKG, Inc., Class A *	184	5,862
E.W. Scripps Co., Class A *	161	3,264
Gannett Co., Inc.	828	22,406
Graham Holdings Co., Class B	14	9,429
John Wiley & Sons, Inc., Class A	69	3,516
Lamar Advertising Co., Class A *	138	6,889
Liberty Global plc, Class A *	713	61,183
Lions Gate Entertainment Corp. *	46	1,456
Live Nation Entertainment, Inc. *	230	4,225
Meredith Corp.	92	4,907
National CineMedia, Inc.	69	1,287
Omnicom Group, Inc.	533	38,083
Regal Entertainment Group, Class A	230	4,480
Scholastic Corp.	138	4,215
Scripps Networks Interactive, Inc., Class A	69	5,147
Sinclair Broadcast Group, Inc., Class A	69	2,265
Sirius XM Holdings, Inc.	69	260
Starz, Class A *	230	6,504
The Interpublic Group of Cos., Inc.	506	8,804
The Madison Square Garden Co., Class A *	46	2,593
The New York Times Co., Class A	391	5,458
The Walt Disney Co.	2,691	189,823

8

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Thomson Reuters Corp.	661	24,708
Time Warner Cable, Inc.	529	73,118
Time Warner, Inc.	3,036	199,496
Twenty-First Century Fox, Inc.	2,323	77,797
Valassis Communications, Inc.	92	2,701
Viacom, Inc., Class B	806	64,617

		1,195,296

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	644	31,202
Actavis plc *	161	26,254
Agilent Technologies, Inc.	598	32,035
Alexion Pharmaceuticals, Inc. *	23	2,863
Allergan, Inc.	138	13,393
Amgen, Inc.	1,150	131,192
Bio-Rad Laboratories, Inc., Class A *	23	2,820
Biogen Idec, Inc. *	115	33,462
Bristol-Myers Squibb Co.	2,231	114,629
Bruker Corp. *	23	445
Cambrex Corp. *	46	897
Celgene Corp. *	92	14,883
Charles River Laboratories International, Inc. *	115	6,000
Covance, Inc. *	92	7,763
Cubist Pharmaceuticals, Inc. *	23	1,576
Eli Lilly & Co.	1,564	78,544
Endo Health Solutions, Inc. *	161	10,818
Forest Laboratories, Inc. *	490	25,142
Gilead Sciences, Inc. *	989	73,987
Hospira, Inc. *	230	9,041
Illumina, Inc. *	23	2,254
Impax Laboratories, Inc. *	69	1,659
Johnson & Johnson	3,916	370,689
Life Technologies Corp. *	138	10,447
Merck & Co., Inc.	3,512	175,003
Mettler-Toledo International, Inc. *	27	6,657
Mylan, Inc. *	276	12,180
Myriad Genetics, Inc. *	23	684
PAREXEL International Corp. *	46	1,896
PDL BioPharma, Inc.	276	2,697
PerkinElmer, Inc.	161	6,124
Perrigo Co.	46	7,171
Pfizer, Inc.	11,339	359,786
QIAGEN N.V. *	138	3,214
Techne Corp.	23	1,967
Thermo Fisher Scientific, Inc.	345	34,793
United Therapeutics Corp. *	23	2,123
ViroPharma, Inc. *	46	2,277
Waters Corp. *	92	9,157
Zoetis, Inc.	23	716

		1,628,440

Real Estate 1.4%
Alexandria Real Estate Equities, Inc.	46	2,910
American Campus Communities, Inc.	23	746
American Capital Agency Corp.	69	1,406
American Tower Corp.	161	12,521
Annaly Capital Management, Inc.	1,679	17,059
Anworth Mortgage Asset Corp.	230	1,024
Apartment Investment & Management Co., Class A	276	6,930
Ashford Hospitality Trust, Inc.	115	944
AvalonBay Communities, Inc.	46	5,454
BioMed Realty Trust, Inc.	115	2,137
Boston Properties, Inc.	115	11,441
Brandywine Realty Trust	253	3,360
BRE Properties, Inc.	46	2,357
Camden Property Trust	69	3,996
Capstead Mortgage Corp.	138	1,660
CBL & Associates Properties, Inc.	161	2,908
CBRE Group, Inc., Class A *	207	5,018
Chimera Investment Corp.	1,012	2,985
CommonWealth REIT	230	5,490
Corporate Office Properties Trust	92	2,045
Corrections Corp. of America	138	4,602
Cousins Properties, Inc.	138	1,478
CYS Investments, Inc.	46	368
DCT Industrial Trust, Inc.	253	1,887
DDR Corp.	230	3,678
DiamondRock Hospitality Co.	230	2,629
Digital Realty Trust, Inc.	46	2,173
Douglas Emmett, Inc.	92	2,114
Duke Realty Corp.	368	5,586
EastGroup Properties, Inc.	23	1,394
EPR Properties	46	2,313
Equity Lifestyle Properties, Inc.	23	817
Equity Residential	276	14,225
Essex Property Trust, Inc.	23	3,492
Extra Space Storage, Inc.	46	1,928
Federal Realty Investment Trust	46	4,762
Forest City Enterprises, Inc., Class A *	69	1,346
General Growth Properties, Inc.	276	5,727
Glimcher Realty Trust	92	893
Hatteras Financial Corp.	69	1,153
HCP, Inc.	253	9,303
Health Care REIT, Inc.	92	5,151
Healthcare Realty Trust, Inc.	69	1,527
Highwoods Properties, Inc.	115	4,131
Home Properties, Inc.	46	2,419
Hospitality Properties Trust	276	7,499
Host Hotels & Resorts, Inc.	782	14,397
Inland Real Estate Corp.	138	1,496
Invesco Mortgage Capital, Inc.	23	347
iStar Financial, Inc. *	460	5,925
Jones Lang LaSalle, Inc.	70	6,840
Kilroy Realty Corp.	46	2,316
Kimco Realty Corp.	299	6,165
LaSalle Hotel Properties	92	2,881
Lexington Realty Trust	184	1,890
Liberty Property Trust	161	5,215
Mack-Cali Realty Corp.	161	3,278
MFA Financial, Inc.	322	2,347
Mid-America Apartment Communities, Inc.	78	4,699
National Retail Properties, Inc.	46	1,461
NorthStar Realty Finance Corp.	184	1,818
OMEGA Healthcare Investors, Inc.	69	2,256
Pennsylvania REIT	92	1,655
Piedmont Office Realty Trust, Inc., Class A	253	4,144
Plum Creek Timber Co., Inc.	230	10,060

 9

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Post Properties, Inc.	23	986
Potlatch Corp.	92	3,666
Prologis, Inc.	161	6,107
PS Business Parks, Inc.	23	1,801
Public Storage	74	11,300
RAIT Financial Trust	230	1,888
Rayonier, Inc.	115	5,073
Realty Income Corp.	69	2,630
Redwood Trust, Inc.	138	2,564
Regency Centers Corp.	69	3,232
Retail Properties of America, Inc., Class A	46	613
RLJ Lodging Trust	69	1,666
Ryman Hospitality Properties, Inc.	46	1,926
Sabra Health Care REIT, Inc.	23	614
Senior Housing Properties Trust	92	2,084
Simon Property Group, Inc.	138	20,679
SL Green Realty Corp.	46	4,162
Sovran Self Storage, Inc.	23	1,535
Starwood Property Trust, Inc.	69	1,923
Sun Communities, Inc.	23	938
Sunstone Hotel Investors, Inc.	161	2,104
Tanger Factory Outlet Centers	46	1,521
Taubman Centers, Inc.	46	3,007
The Geo Group, Inc.	69	2,263
The Macerich Co.	92	5,238
UDR, Inc.	161	3,746
Ventas, Inc.	115	6,535
Vornado Realty Trust	185	16,267
Washington REIT	69	1,638
Weingarten Realty Investors	138	3,939
Weyerhaeuser Co.	1,840	55,439
WP Carey, Inc.	7	439

		441,699

Retailing 4.8%
Aaron’s, Inc.	207	5,929
Abercrombie & Fitch Co., Class A	230	7,884
Advance Auto Parts, Inc.	138	13,939
Aeropostale, Inc. *	299	3,086
Amazon.com, Inc. *	81	31,883
American Eagle Outfitters, Inc.	647	10,527
Ann, Inc. *	161	5,743
Asbury Automotive Group, Inc. *	69	3,583
Ascena Retail Group, Inc. *	138	2,939
AutoNation, Inc. *	115	5,640
AutoZone, Inc. *	23	10,617
Barnes & Noble, Inc. *	207	3,474
Bed Bath & Beyond, Inc. *	391	30,510
Best Buy Co., Inc.	2,691	109,120
Big Lots, Inc. *	368	14,105
Brown Shoe Co., Inc.	161	4,143
Cabela’s, Inc. *	23	1,409
CarMax, Inc. *	253	12,739
Chico’s FAS, Inc.	276	5,158
Core-Mark Holding Co., Inc.	138	10,187
Dick’s Sporting Goods, Inc.	115	6,500
Dillard’s, Inc., Class A	92	8,418
Dollar General Corp. *	276	15,716
Dollar Tree, Inc. *	345	19,199
DSW, Inc., Class A	46	2,062
Expedia, Inc.	186	11,846
Express, Inc. *	92	2,264
Family Dollar Stores, Inc.	161	11,233
Foot Locker, Inc.	345	13,417
Fred’s, Inc., Class A	230	3,993
GameStop Corp., Class A	506	24,415
Genesco, Inc. *	46	3,446
Genuine Parts Co.	346	28,663
GNC Holdings, Inc., Class A	46	2,768
Group 1 Automotive, Inc.	92	6,297
Guess?, Inc.	161	5,516
hhgregg, Inc. *	23	343
Hibbett Sports, Inc. *	23	1,485
HSN, Inc.	46	2,640
J.C. Penney Co., Inc. *	1,426	14,531
Jos. A. Bank Clothiers, Inc. *	46	2,614
Kohl’s Corp.	1,012	55,943
L Brands, Inc.	345	22,422
Liberty Interactive Corp., Class A *	1,127	31,646
Lithia Motors, Inc., Class A	46	3,040
LKQ Corp. *	161	5,337
Lowe’s Cos., Inc.	3,082	146,333
Lumber Liquidators Holdings, Inc. *	23	2,316
Macy’s, Inc.	897	47,774
Monro Muffler Brake, Inc.	23	1,220
Netflix, Inc. *	13	4,755
Nordstrom, Inc.	324	20,156
Nutrisystem, Inc.	276	5,432
O’Reilly Automotive, Inc. *	92	11,496
Office Depot, Inc. *	3,019	16,423
Outerwall, Inc. *	23	1,573
Penske Automotive Group, Inc.	115	5,108
PetSmart, Inc.	184	13,636
Pier 1 Imports, Inc.	69	1,538
Pool Corp.	46	2,578
Priceline.com, Inc. *	9	10,731
RadioShack Corp. *	2,116	6,158
Rent-A-Center, Inc.	230	7,834
Ross Stores, Inc.	208	15,904
Sally Beauty Holdings, Inc. *	46	1,294
Sears Holdings Corp. *	460	29,224
Sears Hometown & Outlet Stores, Inc. *	46	1,471
Select Comfort Corp. *	46	971
Signet Jewelers Ltd.	138	10,604
Sonic Automotive, Inc., Class A	161	3,819
Stage Stores, Inc.	138	2,899
Staples, Inc.	3,381	52,507
Target Corp.	2,001	127,924
The Bon-Ton Stores, Inc.	23	409
The Buckle, Inc.	46	2,441
The Cato Corp., Class A	69	2,349
The Children’s Place Retail Stores, Inc. *	69	3,795
The Finish Line, Inc., Class A	138	3,645
The Gap, Inc.	921	37,733
The Home Depot, Inc.	2,116	170,698
The Men’s Wearhouse, Inc.	161	8,230
The Pep Boys-Manny, Moe & Jack *	207	2,836
The Wet Seal, Inc., Class A *	391	1,302
Tiffany & Co.	161	14,352
TJX Cos., Inc.	989	62,188
Tractor Supply Co.	121	8,858
TripAdvisor, Inc. *	23	2,031

10

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ulta Salon, Cosmetics & Fragrance, Inc. *	23	2,920
Urban Outfitters, Inc. *	115	4,487
Vitamin Shoppe, Inc. *	23	1,248
Williams-Sonoma, Inc.	161	9,518

		1,489,087

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	1,541	5,609
Altera Corp.	299	9,643
Amkor Technology, Inc. *	483	2,898
Analog Devices, Inc.	460	22,181
Applied Materials, Inc.	3,128	54,114
Atmel Corp. *	644	4,927
ATMI, Inc. *	69	2,111
Avago Technologies Ltd.	115	5,144
Broadcom Corp., Class A	575	15,347
Brooks Automation, Inc.	184	1,945
Cabot Microelectronics Corp. *	46	2,073
Cirrus Logic, Inc. *	46	928
Cree, Inc. *	46	2,567
Cypress Semiconductor Corp. *	230	2,229
Diodes, Inc. *	69	1,410
Entegris, Inc. *	230	2,525
Fairchild Semiconductor International, Inc. *	253	3,221
First Solar, Inc. *	115	6,879
GT Advanced Technologies, Inc. *	483	4,738
Hittite Microwave Corp. *	23	1,454
Integrated Device Technology, Inc. *	460	4,563
Intel Corp.	11,730	279,643
International Rectifier Corp. *	115	2,753
Intersil Corp., Class A	529	5,565
KLA-Tencor Corp.	253	16,159
Lam Research Corp. *	230	11,985
Linear Technology Corp.	230	9,787
LSI Corp.	1,058	8,538
Marvell Technology Group Ltd.	759	10,801
Maxim Integrated Products, Inc.	391	11,136
Micrel, Inc.	115	1,117
Microchip Technology, Inc.	253	10,952
Micron Technology, Inc. *	1,932	40,765
Microsemi Corp. *	69	1,686
MKS Instruments, Inc.	92	2,739
NVIDIA Corp.	690	10,764
OmniVision Technologies, Inc. *	92	1,475
ON Semiconductor Corp. *	598	4,240
Photronics, Inc. *	184	1,590
PMC-Sierra, Inc. *	207	1,242
RF Micro Devices, Inc. *	414	2,186
Semtech Corp. *	46	1,367
Silicon Laboratories, Inc. *	69	2,694
Skyworks Solutions, Inc. *	115	3,058
Spansion, Inc., Class A *	115	1,425
SunEdison, Inc. *	1,288	16,371
Synaptics, Inc. *	46	2,323
Teradyne, Inc. *	230	3,917
Tessera Technologies, Inc.	69	1,380
Texas Instruments, Inc.	2,553	109,779
TriQuint Semiconductor, Inc. *	299	2,356
Veeco Instruments, Inc. *	23	741
Xilinx, Inc.	368	16,350

		753,390

Software & Services 6.0%
Accenture plc, Class A	575	44,545
Activision Blizzard, Inc.	299	5,146
Acxiom Corp. *	184	6,124
Adobe Systems, Inc. *	443	25,154
Akamai Technologies, Inc. *	92	4,114
Alliance Data Systems Corp. *	51	12,355
Amdocs Ltd.	322	13,028
ANSYS, Inc. *	23	1,970
AOL, Inc. *	437	19,481
Autodesk, Inc. *	184	8,326
Automatic Data Processing, Inc.	599	47,932
Broadridge Financial Solutions, Inc.	230	8,774
CA, Inc.	506	16,698
CACI International, Inc., Class A *	69	4,952
Cadence Design Systems, Inc. *	115	1,524
Citrix Systems, Inc. *	115	6,822
Cognizant Technology Solutions Corp., Class A *	138	12,957
Computer Sciences Corp.	644	33,887
Compuware Corp.	575	6,319
Convergys Corp.	345	7,079
CoreLogic, Inc. *	690	24,309
CSG Systems International, Inc.	115	3,320
Digital River, Inc. *	23	411
DST Systems, Inc.	92	8,124
EarthLink, Inc.	529	2,883
eBay, Inc. *	788	39,810
Electronic Arts, Inc. *	253	5,612
Equinix, Inc. *	23	3,696
Euronet Worldwide, Inc. *	69	3,343
Facebook, Inc., Class A *	46	2,162
FactSet Research Systems, Inc.	46	5,198
Fair Isaac Corp.	92	5,429
Fidelity National Information Services, Inc.	460	23,313
Fiserv, Inc. *	184	20,220
FleetCor Technologies, Inc. *	23	2,801
Gartner, Inc. *	46	2,974
Genpact Ltd. *	92	1,647
Global Cash Access Holdings, Inc. *	184	1,794
Global Payments, Inc.	69	4,350
Google, Inc., Class A *	94	99,601
Heartland Payment Systems, Inc.	46	2,066
IAC/InterActiveCorp	230	13,158
Informatica Corp. *	46	1,785
International Business Machines Corp.	1,725	309,948
Intuit, Inc.	266	19,745
j2 Global, Inc.	46	2,207
Jack Henry & Associates, Inc.	69	3,917
Leidos Holdings, Inc.	259	12,595
Lender Processing Services, Inc.	207	7,268
Manhattan Associates, Inc. *	23	2,766
ManTech International Corp., Class A	92	2,647
Mastercard, Inc., Class A	38	28,911
MAXIMUS, Inc.	69	3,139
Mentor Graphics Corp.	69	1,554
MICROS Systems, Inc. *	46	2,471

 11

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Microsoft Corp.	14,810	564,705
MicroStrategy, Inc., Class A *	23	2,975
Monster Worldwide, Inc. *	552	3,108
NeuStar, Inc., Class A *	46	2,243
Nuance Communications, Inc. *	69	933
Oracle Corp.	3,128	110,387
Paychex, Inc.	391	17,098
Progress Software Corp. *	69	1,817
PTC, Inc. *	92	2,994
Rackspace Hosting, Inc. *	23	879
Red Hat, Inc. *	23	1,078
Rovi Corp. *	69	1,270
Salesforce.com, Inc. *	46	2,396
Sapient Corp. *	115	1,809
Solera Holdings, Inc.	23	1,535
Sykes Enterprises, Inc. *	115	2,546
Symantec Corp.	1,380	31,036
Synopsys, Inc. *	92	3,370
Take-Two Interactive Software, Inc. *	115	1,881
TeleTech Holdings, Inc. *	69	1,772
Teradata Corp. *	115	5,249
The Western Union Co.	1,219	20,321
TIBCO Software, Inc. *	138	3,335
Total System Services, Inc.	299	9,284
Unisys Corp. *	138	3,791
United Online, Inc.	50	792
ValueClick, Inc. *	115	2,461
VeriFone Systems, Inc. *	23	589
VeriSign, Inc. *	138	7,847
Visa, Inc., Class A	138	28,077
VistaPrint N.V. *	23	1,319
VMware, Inc., Class A *	23	1,854
WEX, Inc. *	23	2,283
Yahoo! Inc. *	874	32,321

		1,837,716

Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	138	3,544
Amphenol Corp., Class A	139	11,815
Anixter International, Inc. *	92	8,133
Apple, Inc.	316	175,718
ARRIS Group, Inc. *	161	3,304
Arrow Electronics, Inc. *	460	23,616
Avnet, Inc.	644	25,696
Belden, Inc.	69	4,831
Benchmark Electronics, Inc. *	276	6,342
Brocade Communications Systems, Inc. *	621	5,459
Cisco Systems, Inc.	7,981	169,596
Cognex Corp.	46	1,516
Coherent, Inc.	46	3,176
Comtech Telecommunications Corp.	69	2,218
Corning, Inc.	2,001	34,177
Diebold, Inc.	161	5,495
Dolby Laboratories, Inc., Class A	46	1,653
EchoStar Corp., Class A *	69	3,453
Electronics for Imaging, Inc. *	92	3,643
EMC Corp.	1,834	43,741
Emulex Corp. *	253	1,887
F5 Networks, Inc. *	23	1,892
FEI Co.	23	2,094
Finisar Corp. *	92	1,903
FLIR Systems, Inc.	161	4,777
Harris Corp.	276	17,805
Hewlett-Packard Co.	14,474	395,864
Ingram Micro, Inc., Class A *	1,610	37,738
Insight Enterprises, Inc. *	207	4,982
InterDigital, Inc.	46	1,559
Itron, Inc. *	69	2,922
Jabil Circuit, Inc.	529	10,723
JDS Uniphase Corp. *	161	1,955
Juniper Networks, Inc. *	874	17,716
Lexmark International, Inc., Class A	276	9,762
Littelfuse, Inc.	23	2,000
Molex, Inc.	253	9,776
Motorola Solutions, Inc.	782	51,518
MTS Systems Corp.	23	1,604
National Instruments Corp.	92	2,876
NCR Corp. *	207	7,235
NetApp, Inc.	253	10,436
NETGEAR, Inc. *	46	1,477
OSI Systems, Inc. *	23	1,764
Plantronics, Inc.	46	2,058
Plexus Corp. *	115	4,643
Polycom, Inc. *	276	2,967
QLogic Corp. *	437	5,423
QUALCOMM, Inc.	966	71,078
Rofin-Sinar Technologies, Inc. *	69	1,782
SanDisk Corp.	184	12,540
Sanmina Corp. *	414	6,409
ScanSource, Inc. *	92	3,863
SYNNEX Corp. *	138	9,130
Tech Data Corp. *	460	23,846
Tellabs, Inc.	2,300	5,635
Trimble Navigation Ltd. *	115	3,669
ViaSat, Inc. *	23	1,384
Vishay Intertechnology, Inc. *	483	6,245
Western Digital Corp.	345	25,889
Xerox Corp.	3,703	42,140
Zebra Technologies Corp., Class A *	92	4,769

		1,372,861

Telecommunication Services 3.4%
AT&T, Inc.	15,266	537,516
CenturyLink, Inc.	851	26,126
Cincinnati Bell, Inc. *	667	2,134
Consolidated Communications Holdings, Inc.	92	1,778
Crown Castle International Corp. *	139	10,318
Frontier Communications Corp.	3,933	18,406
Intelsat S.A. *	23	498
Leap Wireless International, Inc. *	345	5,730
Level 3 Communications, Inc. *	161	4,898
NII Holdings, Inc. *	2,139	5,433
NTELOS Holdings Corp.	69	1,477
SBA Communications Corp., Class A *	23	1,959
Sprint Corp. *	4,255	35,699
T-Mobile US, Inc. *	92	2,393
Telephone & Data Systems, Inc.	529	14,712
tw telecom, Inc. *	115	3,257
United States Cellular Corp.	46	2,041
Verizon Communications, Inc.	7,160	355,279

12

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Windstream Holdings, Inc.	2,392	19,303

		1,048,957

Transportation 2.0%
Alaska Air Group, Inc.	69	5,364
Allegiant Travel Co. *	5	553
AMERCO *	11	2,549
Arkansas Best Corp.	253	8,233
Atlas Air Worldwide Holdings, Inc. *	69	2,650
Avis Budget Group, Inc. *	529	19,499
C.H. Robinson Worldwide, Inc.	347	20,345
Con-way, Inc.	161	6,664
Copa Holdings S.A., Class A	23	3,483
CSX Corp.	2,185	59,585
Delta Air Lines, Inc.	629	18,228
Expeditors International of Washington, Inc.	345	14,987
FedEx Corp.	759	105,273
Forward Air Corp.	46	1,987
Genesee & Wyoming, Inc., Class A *	23	2,213
Hawaiian Holdings, Inc. *	184	1,678
Heartland Express, Inc.	115	2,108
Hertz Global Holdings, Inc. *	644	15,623
Hub Group, Inc., Class A *	92	3,462
J.B. Hunt Transport Services, Inc.	115	8,647
JetBlue Airways Corp. *	575	5,112
Kansas City Southern	46	5,567
Kirby Corp. *	46	4,345
Knight Transportation, Inc.	115	2,055
Landstar System, Inc.	92	5,164
Matson, Inc.	115	2,878
Norfolk Southern Corp.	501	43,933
Old Dominion Freight Line, Inc. *	69	3,555
Republic Airways Holdings, Inc. *	368	4,144
Ryder System, Inc.	230	16,063
Saia, Inc. *	69	2,396
SkyWest, Inc.	414	6,997
Southwest Airlines Co.	1,035	19,241
Swift Transportation Co. *	138	3,195
Union Pacific Corp.	484	78,427
United Continental Holdings, Inc. *	299	11,736
United Parcel Service, Inc., Class B	851	87,125
US Airways Group, Inc. *	184	4,320
UTI Worldwide, Inc.	322	5,091
Werner Enterprises, Inc.	161	3,875

		618,350

Utilities 3.9%
AES Corp.	2,001	29,155
AGL Resources, Inc.	161	7,493
ALLETE, Inc.	69	3,400
Alliant Energy Corp.	207	10,660
Ameren Corp.	805	28,859
American Electric Power Co., Inc.	1,024	48,189
American States Water Co.	46	1,342
American Water Works Co., Inc.	207	8,766
Aqua America, Inc.	139	3,346
Atlantic Power Corp.	207	766
Atmos Energy Corp.	253	11,246
Avista Corp.	138	3,760
Black Hills Corp.	69	3,469
California Water Service Group	69	1,577
Calpine Corp. *	552	10,438
CenterPoint Energy, Inc.	866	20,290
Cleco Corp.	69	3,154
CMS Energy Corp.	506	13,429
Consolidated Edison, Inc.	644	35,555
Dominion Resources, Inc.	1,265	82,111
DTE Energy Co.	391	26,095
Duke Energy Corp.	874	61,145
Edison International	759	35,073
El Paso Electric Co.	69	2,486
Entergy Corp.	690	42,704
Exelon Corp.	2,530	68,082
FirstEnergy Corp.	1,242	40,526
Great Plains Energy, Inc.	299	7,098
Hawaiian Electric Industries, Inc.	184	4,657
IDACORP, Inc.	69	3,566
Integrys Energy Group, Inc.	253	13,596
ITC Holdings Corp.	47	4,253
MDU Resources Group, Inc.	437	12,966
MGE Energy, Inc.	23	1,287
National Fuel Gas Co.	115	7,760
New Jersey Resources Corp.	92	4,203
NextEra Energy, Inc.	644	54,476
NiSource, Inc.	598	18,909
Northeast Utilities	299	12,283
Northwest Natural Gas Co.	69	2,935
NorthWestern Corp.	69	3,035
NRG Energy, Inc.	874	23,126
NV Energy, Inc.	391	9,247
OGE Energy Corp.	276	9,500
ONEOK, Inc.	322	18,699
Otter Tail Corp.	92	2,720
Pepco Holdings, Inc.	736	14,043
PG&E Corp.	1,014	40,935
Piedmont Natural Gas Co., Inc.	138	4,575
Pinnacle West Capital Corp.	253	13,500
PNM Resources, Inc.	184	4,282
Portland General Electric Co.	161	4,799
PPL Corp.	989	30,372
Public Service Enterprise Group, Inc.	1,288	42,105
Questar Corp.	391	8,805
SCANA Corp.	230	10,849
Sempra Energy	415	36,703
South Jersey Industries, Inc.	46	2,608
Southwest Gas Corp.	92	4,882
TECO Energy, Inc.	621	10,582
The Empire District Electric Co.	92	2,088
The Laclede Group, Inc.	69	3,182
The Southern Co.	1,495	60,742
UGI Corp.	253	10,186
UIL Holdings Corp.	69	2,590
UNS Energy Corp.	69	3,304
Vectren Corp.	184	6,381
Westar Energy, Inc.	207	6,492
WGL Holdings, Inc.	115	4,583
Wisconsin Energy Corp.	253	10,568

 13

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xcel Energy, Inc.	990	27,740

		1,184,328

Total Common Stock
(Cost $29,301,157)		30,654,324

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
iShares Russell 3000 ETF	100	10,837

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	3,929	3,929

Total Other Investment Companies
(Cost $14,265)		14,766

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $29,315,695 and the unrealized appreciation and depreciation were $1,510,239 and ($156,844), respectively, with a net unrealized appreciation of $1,353,395.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

14

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$30,654,324	$—	$—	$30,654,324
Other Investment Companies[1]	14,766	—	—	14,766

Total	$30,669,090	$—	$—	$30,669,090

[1]	As categorized in Portfolio Holdings.

 15

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG79043NOV13

16

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. Fore more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	37,036,688	38,574,261
0.2%	Other Investment Companies	61,224	62,100

99.9%	Total Investments	37,097,912	38,636,361
0.1%	Other Assets and Liabilities, Net		53,659

100.0%	Net Assets		38,690,020

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	175	18,755
Delphi Automotive plc	614	35,950
Ford Motor Co.	5,307	90,644
General Motors Co. *	1,866	72,270
Harley-Davidson, Inc.	522	34,984
Johnson Controls, Inc.	1,914	96,676
Lear Corp.	319	26,448
The Goodyear Tire & Rubber Co.	928	20,657
TRW Automotive Holdings Corp. *	290	22,504
Visteon Corp. *	129	10,145

		429,033

Banks 2.4%
BB&T Corp.	1,625	56,452
CIT Group, Inc.	232	11,711
Comerica, Inc.	435	19,727
Fifth Third Bancorp	2,059	41,839
Hudson City Bancorp, Inc.	1,885	17,606
Huntington Bancshares, Inc.	1,856	17,038
KeyCorp	2,525	32,194
M&T Bank Corp.	203	23,418
New York Community Bancorp, Inc.	1,030	17,016
Popular, Inc. *	464	13,261
Regions Financial Corp.	4,147	40,350
SunTrust Banks, Inc.	1,511	54,744
The PNC Financial Services Group, Inc.	928	71,410
U.S. Bancorp	3,280	128,642
Wells Fargo & Co.	8,212	361,492
Zions Bancorp	522	15,310

		922,210

Capital Goods 8.3%
3M Co.	1,334	178,102
AECOM Technology Corp. *	348	10,113
AGCO Corp.	290	16,901
Alliant Techsystems, Inc.	116	14,063
AMETEK, Inc.	203	9,992
Caterpillar, Inc.	1,289	109,049
Cummins, Inc.	319	42,223
Danaher Corp.	580	43,384
Deere & Co.	772	65,033
Dover Corp.	407	36,931
Eaton Corp. plc	627	45,558
EMCOR Group, Inc.	261	10,370
Emerson Electric Co.	1,769	118,505
Exelis, Inc.	1,479	26,134
Fastenal Co.	261	12,144
Flowserve Corp.	232	16,560
Fluor Corp.	638	49,643
General Cable Corp.	232	6,760
General Dynamics Corp.	1,133	103,851
General Electric Co.	22,411	597,477
Harsco Corp.	464	12,134
Honeywell International, Inc.	1,289	114,089
Hubbell, Inc., Class B	116	12,518
Illinois Tool Works, Inc.	842	67,006
Ingersoll-Rand plc	756	53,994
ITT Corp.	754	30,778
Jacobs Engineering Group, Inc. *	464	27,733
Joy Global, Inc.	261	14,762
KBR, Inc.	613	20,738
L-3 Communications Holdings, Inc.	610	63,111
Lennox International, Inc.	174	14,338
Lockheed Martin Corp.	954	135,153
Masco Corp.	1,234	27,666
Northrop Grumman Corp.	1,392	156,851
Oshkosh Corp.	319	15,551
Owens Corning *	319	12,492
PACCAR, Inc.	785	44,988
Pall Corp.	145	12,136
Parker Hannifin Corp.	387	45,604
Pentair Ltd. - Reg’d	203	14,356
Precision Castparts Corp.	146	37,734
Quanta Services, Inc. *	377	11,163
Raytheon Co.	1,406	124,684
Rockwell Automation, Inc.	203	23,057
Rockwell Collins, Inc.	319	23,201
Roper Industries, Inc.	87	11,284
Snap-On, Inc.	87	9,235
SPX Corp.	203	19,212
Stanley Black & Decker, Inc.	232	18,882
Terex Corp. *	377	13,693
Textron, Inc.	814	27,049
The Boeing Co.	1,088	146,064
Timken Co.	203	10,507
United Rentals, Inc. *	232	15,945
United Technologies Corp.	2,166	240,123
URS Corp.	406	21,100
W.W. Grainger, Inc.	116	29,919
WESCO International, Inc. *	174	14,961

 1

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xylem, Inc.	348	12,027

		3,218,631

Commercial & Professional Services 0.8%
Cintas Corp.	319	17,705
Equifax, Inc.	203	13,668
Iron Mountain, Inc.	326	9,167
Manpowergroup, Inc.	575	45,960
Pitney Bowes, Inc.	1,334	30,909
R.R. Donnelley & Sons Co.	2,349	43,456
Republic Services, Inc.	580	20,248
Robert Half International, Inc.	522	20,165
The ADT Corp.	183	7,422
The Dun & Bradstreet Corp.	145	16,943
United Stationers, Inc.	290	13,044
Waste Management, Inc.	1,653	75,509

		314,196

Consumer Durables & Apparel 1.1%
Coach, Inc.	559	32,366
D.R. Horton, Inc.	638	12,683
Garmin Ltd.	319	15,491
Harman International Industries, Inc.	174	14,101
Hasbro, Inc.	406	21,851
Jarden Corp. *	232	13,048
Leggett & Platt, Inc.	522	15,769
Mattel, Inc.	696	32,204
Mohawk Industries, Inc. *	145	20,303
Newell Rubbermaid, Inc.	667	20,243
NIKE, Inc., Class B	1,300	102,882
NVR, Inc. *	16	15,520
Ralph Lauren Corp.	101	17,698
VF Corp.	145	34,014
Whirlpool Corp.	264	40,329

		408,502

Consumer Services 1.5%
Apollo Education Group, Inc. *	939	24,686
Brinker International, Inc.	348	16,366
Carnival Corp.	728	26,288
Darden Restaurants, Inc.	440	23,465
H&R Block, Inc.	554	15,451
International Game Technology	754	13,188
Marriott International, Inc., Class A	522	24,545
McDonald’s Corp.	2,131	207,496
MGM Resorts International *	870	16,695
Royal Caribbean Cruises Ltd.	406	17,884
Service Corp. International	580	10,481
Starbucks Corp.	640	52,134
Starwood Hotels & Resorts Worldwide, Inc.	407	30,313
Wyndham Worldwide Corp.	305	21,872
Wynn Resorts Ltd.	116	19,241
Yum! Brands, Inc.	696	54,065

		574,170

Diversified Financials 7.2%
American Express Co.	1,668	143,114
Ameriprise Financial, Inc.	319	34,532
Bank of America Corp.	39,965	632,246
Berkshire Hathaway, Inc., Class B *	2,254	262,659
BlackRock, Inc.	91	27,550
Capital One Financial Corp.	1,218	87,245
Citigroup, Inc.	7,068	374,039
CME Group, Inc.	333	27,289
Discover Financial Services	667	35,551
Eaton Vance Corp.	203	8,487
Franklin Resources, Inc.	785	43,481
Invesco Ltd.	580	20,213
JPMorgan Chase & Co.	8,874	507,770
Legg Mason, Inc.	609	23,818
McGraw Hill Financial, Inc.	800	59,600
Moody’s Corp.	319	23,807
Morgan Stanley	2,360	73,868
Northern Trust Corp.	349	20,588
PHH Corp. *	493	11,852
SLM Corp.	783	20,867
State Street Corp.	580	42,114
T. Rowe Price Group, Inc.	345	27,759
The Bank of New York Mellon Corp.	1,653	55,706
The Charles Schwab Corp. (a)	1,827	44,725
The Goldman Sachs Group, Inc.	1,015	171,474

		2,780,354

Energy 15.1%
Alpha Natural Resources, Inc. *	1,104	7,375
Anadarko Petroleum Corp.	784	69,635
Apache Corp.	870	79,596
Arch Coal, Inc.	1,804	7,360
Baker Hughes, Inc.	1,247	71,029
Cameron International Corp. *	319	17,669
Chesapeake Energy Corp.	2,378	63,897
Chevron Corp.	7,430	909,729
Cimarex Energy Co.	145	13,714
ConocoPhillips	10,437	759,814
CONSOL Energy, Inc.	406	14,446
Devon Energy Corp.	1,277	77,412
Diamond Offshore Drilling, Inc.	263	15,793
Energen Corp.	174	12,558
EOG Resources, Inc.	261	43,065
EQT Corp.	116	9,873
Exxon Mobil Corp.	19,103	1,785,748
FMC Technologies, Inc. *	261	12,554
Halliburton Co.	1,857	97,827
Helmerich & Payne, Inc.	145	11,165
Hess Corp.	1,363	110,580
HollyFrontier Corp.	272	13,051
Kinder Morgan, Inc.	503	17,877
Marathon Oil Corp.	4,559	164,306
Marathon Petroleum Corp.	1,176	97,302
McDermott International, Inc. *	1,189	9,690
Murphy Oil Corp.	1,044	67,787
Nabors Industries Ltd.	1,479	24,478
National Oilwell Varco, Inc.	728	59,332
Newfield Exploration Co. *	468	13,151
Noble Energy, Inc.	379	26,621
Occidental Petroleum Corp.	1,873	177,860
Patterson-UTI Energy, Inc.	609	14,196
Peabody Energy Corp.	992	18,054

2

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Phillips 66	4,370	304,196
Pioneer Natural Resources Co.	87	15,464
QEP Resources, Inc.	420	13,448
Rowan Cos. plc, Class A *	261	9,036
Schlumberger Ltd.	1,914	169,236
SEACOR Holdings, Inc.	145	13,492
Seadrill Ltd.	473	20,202
Southwestern Energy Co. *	290	11,211
Spectra Energy Corp.	1,198	40,193
Tesoro Corp.	697	40,865
The Williams Cos., Inc.	1,249	43,990
Valero Energy Corp.	5,083	232,395
World Fuel Services Corp.	610	23,424
WPX Energy, Inc. *	1,102	20,486

		5,852,182

Food & Staples Retailing 4.4%
Casey’s General Stores, Inc.	174	12,949
Costco Wholesale Corp.	1,392	174,599
CVS Caremark Corp.	4,878	326,631
Harris Teeter Supermarkets, Inc.	174	8,592
Safeway, Inc.	3,393	118,653
SUPERVALU, Inc. *	7,542	48,646
Sysco Corp.	2,384	80,174
The Kroger Co.	3,135	130,886
Wal-Mart Stores, Inc.	6,862	555,891
Walgreen Co.	3,672	217,382
Whole Foods Market, Inc.	436	24,678

		1,699,081

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	5,104	188,746
Archer-Daniels-Midland Co.	3,801	152,990
Beam, Inc.	261	17,625
Brown-Forman Corp., Class B	174	13,053
Bunge Ltd.	1,044	83,645
Campbell Soup Co.	498	19,288
Coca-Cola Enterprises, Inc.	1,196	50,160
ConAgra Foods, Inc.	1,366	45,064
Constellation Brands, Inc., Class A *	261	18,377
Dean Foods Co. *	820	14,744
Dr. Pepper Snapple Group, Inc.	498	24,034
General Mills, Inc.	1,162	58,600
Hillshire Brands Co.	1,189	39,736
Hormel Foods Corp.	290	13,056
Ingredion, Inc.	145	10,028
Kellogg Co.	552	33,473
Kraft Foods Group, Inc.	617	32,775
Lorillard, Inc.	881	45,222
McCormick & Co., Inc. Non Voting Shares	174	12,006
Mead Johnson Nutrition Co.	116	9,803
Molson Coors Brewing Co., Class B	292	15,380
Mondelez International, Inc., Class A	5,553	186,192
PepsiCo, Inc.	3,032	256,083
Philip Morris International, Inc.	2,717	232,412
Reynolds American, Inc.	725	36,576
The Coca-Cola Co.	5,064	203,522
The Hershey Co.	174	16,859
The J.M. Smucker Co.	232	24,184
Tyson Foods, Inc., Class A	1,713	54,285

		1,907,918

Health Care Equipment & Services 6.0%
Abbott Laboratories	4,101	156,617
Aetna, Inc.	1,685	116,147
AmerisourceBergen Corp.	1,366	96,344
Baxter International, Inc.	1,044	71,462
Becton Dickinson & Co.	494	53,643
Boston Scientific Corp. *	3,720	43,078
C.R. Bard, Inc.	203	28,193
Cardinal Health, Inc.	2,367	152,908
CareFusion Corp. *	377	15,023
Cigna Corp.	551	48,185
Community Health Systems, Inc.	406	16,748
Covidien plc	706	48,192
DaVita HealthCare Partners, Inc. *	290	17,270
DENTSPLY International, Inc.	232	11,034
Express Scripts Holding Co. *	847	57,045
HCA Holdings, Inc.	960	44,563
Health Management Associates, Inc., Class A *	1,084	14,190
Health Net, Inc. *	899	27,464
Henry Schein, Inc. *	174	19,836
Humana, Inc.	738	76,745
Laboratory Corp. of America Holdings *	157	15,990
LifePoint Hospitals, Inc. *	203	10,400
Magellan Health Services, Inc. *	174	10,649
McKesson Corp.	1,102	182,811
Medtronic, Inc.	2,251	129,027
Omnicare, Inc.	406	23,256
Owens & Minor, Inc.	406	15,497
Patterson Cos., Inc.	290	12,032
Quest Diagnostics, Inc.	526	32,054
St. Jude Medical, Inc.	754	44,049
Stryker Corp.	551	41,005
Tenet Healthcare Corp. *	261	11,262
UnitedHealth Group, Inc.	4,051	301,718
Universal Health Services, Inc., Class B	203	16,733
Varian Medical Systems, Inc. *	174	13,581
WellCare Health Plans, Inc. *	174	12,928
WellPoint, Inc.	3,266	303,346
Zimmer Holdings, Inc.	522	47,716

		2,338,741

Household & Personal Products 2.2%
Avon Products, Inc.	1,508	26,888
Church & Dwight Co., Inc.	145	9,461
Colgate-Palmolive Co.	1,380	90,818
Energizer Holdings, Inc.	116	12,801
Herbalife Ltd.	203	14,145
Kimberly-Clark Corp.	755	82,416
The Clorox Co.	174	16,211
The Estee Lauder Cos., Inc., Class A	232	17,391
The Procter & Gamble Co.	7,009	590,298

		860,429

Insurance 3.7%
ACE Ltd.	523	53,754

 3

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aflac, Inc.	929	61,658
Allied World Assurance Co. Holdings AG	98	11,040
American Financial Group, Inc.	261	15,049
American International Group, Inc.	1,769	88,008
Aon plc	436	35,595
Arch Capital Group Ltd. *	348	20,473
Assurant, Inc.	493	32,015
Axis Capital Holdings Ltd.	411	20,192
Cincinnati Financial Corp.	377	19,759
Endurance Specialty Holdings Ltd.	232	13,201
Everest Re Group Ltd.	145	22,740
Fidelity National Financial, Inc., Class A	696	20,233
Genworth Financial, Inc., Class A *	2,121	32,048
Hartford Financial Services Group, Inc.	1,981	70,583
HCC Insurance Holdings, Inc.	203	9,334
Lincoln National Corp.	667	34,237
Loews Corp.	814	38,543
Marsh & McLennan Cos., Inc.	903	42,847
MetLife, Inc.	1,363	71,135
PartnerRe Ltd.	203	20,889
Platinum Underwriters Holdings Ltd.	174	11,032
Principal Financial Group, Inc.	551	27,897
Prudential Financial, Inc.	1,086	96,393
Reinsurance Group of America, Inc.	160	11,997
RenaissanceRe Holdings Ltd.	174	16,478
The Allstate Corp.	1,653	89,708
The Chubb Corp.	957	92,303
The Progressive Corp.	2,175	60,748
The Travelers Cos., Inc.	2,206	200,172
Torchmark Corp.	232	17,632
Unum Group	757	25,412
W.R. Berkley Corp.	348	15,239
White Mountains Insurance Group Ltd.	13	7,837
XL Group plc	638	20,410

		1,426,591

Materials 3.7%
Air Products & Chemicals, Inc.	465	50,606
Airgas, Inc.	116	12,601
Albemarle Corp.	145	9,963
Alcoa, Inc.	7,773	74,698
Allegheny Technologies, Inc.	478	15,879
Aptargroup, Inc.	145	9,413
Ashland, Inc.	232	21,130
Avery Dennison Corp.	377	18,435
Ball Corp.	427	21,341
Bemis Co., Inc.	319	12,451
Celanese Corp., Series A	290	16,278
CF Industries Holdings, Inc.	73	15,869
Cliffs Natural Resources, Inc.	671	16,782
Commercial Metals Co.	899	17,459
Cytec Industries, Inc.	116	10,380
Domtar Corp.	249	21,292
E.I. du Pont de Nemours & Co.	1,625	99,742
Eastman Chemical Co.	291	22,416
Ecolab, Inc.	232	24,863
FMC Corp.	174	12,678
Freeport-McMoRan Copper & Gold, Inc.	3,074	106,637
Huntsman Corp.	638	14,629
International Flavors & Fragrances, Inc.	145	12,811
International Paper Co.	1,220	56,913
LyondellBasell Industries N.V., Class A	587	45,305
Martin Marietta Materials, Inc.	87	8,401
MeadWestvaco Corp.	524	18,398
Monsanto Co.	572	64,825
Newmont Mining Corp.	1,195	29,672
Nucor Corp.	1,280	65,357
Owens-Illinois, Inc. *	612	20,196
Packaging Corp. of America	203	12,436
PPG Industries, Inc.	261	48,040
Praxair, Inc.	483	60,984
Reliance Steel & Aluminum Co.	291	21,397
RPM International, Inc.	290	11,484
Sealed Air Corp.	667	21,417
Sigma-Aldrich Corp.	174	15,006
Sonoco Products Co.	348	13,941
Southern Copper Corp.	363	9,111
Steel Dynamics, Inc.	957	17,436
The Dow Chemical Co.	3,282	128,195
The Mosaic Co.	620	29,698
The Sherwin-Williams Co.	117	21,414
The Valspar Corp.	145	10,238
United States Steel Corp.	1,247	33,432
Vulcan Materials Co.	261	14,713

		1,416,362

Media 4.0%
Cablevision Systems Corp., Class A	1,053	17,659
CBS Corp., Class B Non Voting Shares	1,423	83,331
Charter Communications, Inc., Class A *	145	19,590
Comcast Corp., Class A	4,098	204,367
DIRECTV *	1,966	129,972
Discovery Communications, Inc., Class A *	233	20,334
DISH Network Corp., Class A	348	18,848
Gannett Co., Inc.	1,131	30,605
Graham Holdings Co., Class B	22	14,817
Liberty Global plc, Class A *	987	84,695
Omnicom Group, Inc.	714	51,015
Starz, Class A *	326	9,219
The Interpublic Group of Cos., Inc.	696	12,110
The Walt Disney Co.	3,719	262,338
Thomson Reuters Corp.	928	34,689
Time Warner Cable, Inc.	726	100,348
Time Warner, Inc.	4,197	275,785
Twenty-First Century Fox, Inc.	3,198	107,101
Viacom, Inc., Class B	1,131	90,672

		1,567,495

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	909	44,041
Actavis plc *	232	37,832
Agilent Technologies, Inc.	793	42,481
Allergan, Inc.	204	19,798
Amgen, Inc.	1,597	182,186
Biogen Idec, Inc. *	156	45,391
Bristol-Myers Squibb Co.	3,099	159,227
Celgene Corp. *	145	23,457
Eli Lilly & Co.	2,180	109,480
Forest Laboratories, Inc. *	696	35,712

4

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gilead Sciences, Inc. *	1,363	101,966
Hospira, Inc. *	377	14,820
Johnson & Johnson	5,452	516,086
Life Technologies Corp. *	203	15,367
Merck & Co., Inc.	4,890	243,669
Mettler-Toledo International, Inc. *	42	10,356
Mylan, Inc. *	377	16,637
Pfizer, Inc.	15,786	500,890
Thermo Fisher Scientific, Inc.	466	46,996
Waters Corp. *	116	11,545

		2,177,937

Real Estate 0.9%
American Tower Corp.	203	15,787
Annaly Capital Management, Inc.	2,292	23,287
Apartment Investment & Management Co., Class A	406	10,195
AvalonBay Communities, Inc.	87	10,315
Boston Properties, Inc.	155	15,421
Equity Residential	353	18,193
HCP, Inc.	296	10,884
Health Care REIT, Inc.	116	6,495
Hospitality Properties Trust	377	10,243
Host Hotels & Resorts, Inc.	1,073	19,754
Kimco Realty Corp.	435	8,970
Plum Creek Timber Co., Inc.	319	13,953
Prologis, Inc.	203	7,700
Public Storage	116	17,713
Rayonier, Inc.	145	6,396
Simon Property Group, Inc.	189	28,322
Ventas, Inc.	161	9,149
Vornado Realty Trust	261	22,950
Weyerhaeuser Co.	2,581	77,765

		333,492

Retailing 4.8%
Aaron’s, Inc.	290	8,306
Abercrombie & Fitch Co., Class A	319	10,935
Advance Auto Parts, Inc.	203	20,505
Amazon.com, Inc. *	116	45,660
American Eagle Outfitters, Inc.	957	15,570
AutoNation, Inc. *	174	8,533
AutoZone, Inc. *	29	13,386
Bed Bath & Beyond, Inc. *	537	41,902
Best Buy Co., Inc.	3,737	151,535
Big Lots, Inc. *	493	18,897
CarMax, Inc. *	348	17,522
Core-Mark Holding Co., Inc.	203	14,985
Dick’s Sporting Goods, Inc.	145	8,195
Dillard’s, Inc., Class A	116	10,614
Dollar General Corp. *	385	21,922
Dollar Tree, Inc. *	435	24,208
Expedia, Inc.	290	18,470
Family Dollar Stores, Inc.	232	16,187
Foot Locker, Inc.	522	20,301
GameStop Corp., Class A	699	33,727
Genuine Parts Co.	465	38,521
J.C. Penney Co., Inc. *	2,063	21,022
Kohl’s Corp.	1,342	74,186
L Brands, Inc.	495	32,170
Liberty Interactive Corp., Class A *	1,570	44,086
Lowe’s Cos., Inc.	4,330	205,588
Macy’s, Inc.	1,220	64,977
Nordstrom, Inc.	438	27,248
O’Reilly Automotive, Inc. *	145	18,119
PetSmart, Inc.	243	18,009
Priceline.com, Inc. *	12	14,308
RadioShack Corp. *	2,929	8,523
Rent-A-Center, Inc.	319	10,865
Ross Stores, Inc.	290	22,173
Sears Holdings Corp. *	609	38,690
Signet Jewelers Ltd.	203	15,599
Staples, Inc.	4,728	73,426
Target Corp.	2,772	177,214
The Gap, Inc.	1,220	49,983
The Home Depot, Inc.	2,918	235,395
Tiffany & Co.	232	20,680
TJX Cos., Inc.	1,338	84,133
Tractor Supply Co.	174	12,739
Williams-Sonoma, Inc.	232	13,716

		1,842,730

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	357	11,513
Analog Devices, Inc.	611	29,462
Applied Materials, Inc.	4,242	73,387
Broadcom Corp., Class A	765	20,418
Intel Corp.	16,280	388,115
KLA-Tencor Corp.	350	22,355
Lam Research Corp. *	319	16,623
Linear Technology Corp.	319	13,573
LSI Corp.	1,769	14,276
Marvell Technology Group Ltd.	1,218	17,332
Maxim Integrated Products, Inc.	551	15,692
Microchip Technology, Inc.	348	15,065
Micron Technology, Inc. *	2,585	54,544
NVIDIA Corp.	986	15,382
Texas Instruments, Inc.	3,596	154,628
Xilinx, Inc.	524	23,281

		885,646

Software & Services 6.0%
Accenture plc, Class A	783	60,659
Adobe Systems, Inc. *	580	32,932
Alliance Data Systems Corp. *	72	17,443
Amdocs Ltd.	416	16,831
AOL, Inc. *	609	27,149
Autodesk, Inc. *	261	11,810
Automatic Data Processing, Inc.	813	65,056
Broadridge Financial Solutions, Inc.	290	11,064
CA, Inc.	696	22,968
Citrix Systems, Inc. *	116	6,881
Cognizant Technology Solutions Corp., Class A *	186	17,464
Computer Sciences Corp.	899	47,305
CoreLogic, Inc. *	957	33,715
DST Systems, Inc.	145	12,804
eBay, Inc. *	1,102	55,673
Fidelity National Information Services, Inc.	640	32,435

 5

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fiserv, Inc. *	261	28,681
Google, Inc., Class A *	130	137,747
IAC/InterActiveCorp	348	19,909
International Business Machines Corp.	2,397	430,693
Intuit, Inc.	349	25,906
Leidos Holdings, Inc.	391	19,014
Mastercard, Inc., Class A	58	44,127
Microsoft Corp.	20,595	785,287
Oracle Corp.	4,292	151,465
Paychex, Inc.	558	24,401
Symantec Corp.	1,856	41,742
Teradata Corp. *	145	6,618
The Western Union Co.	1,595	26,589
Total System Services, Inc.	435	13,507
Visa, Inc., Class A	175	35,606
Yahoo! Inc. *	1,189	43,969

		2,307,450

Technology Hardware & Equipment 4.4%
Amphenol Corp., Class A	174	14,790
Anixter International, Inc. *	145	12,818
Apple, Inc.	440	244,671
Arrow Electronics, Inc. *	638	32,755
Avnet, Inc.	814	32,479
Cisco Systems, Inc.	11,051	234,834
Corning, Inc.	2,844	48,575
EMC Corp.	2,523	60,174
Harris Corp.	435	28,062
Hewlett-Packard Co.	20,157	551,294
Ingram Micro, Inc., Class A *	2,233	52,341
Jabil Circuit, Inc.	812	16,459
Juniper Networks, Inc. *	1,257	25,479
Lexmark International, Inc., Class A	406	14,360
Molex, Inc.	377	14,567
Motorola Solutions, Inc.	1,044	68,779
NetApp, Inc.	348	14,355
QUALCOMM, Inc.	1,363	100,290
SanDisk Corp.	261	17,787
Tech Data Corp. *	615	31,882
Vishay Intertechnology, Inc. *	667	8,624
Western Digital Corp.	493	36,995
Xerox Corp.	5,017	57,093

		1,719,463

Telecommunication Services 3.7%
AT&T, Inc.	21,233	747,614
CenturyLink, Inc.	1,196	36,717
Crown Castle International Corp. *	188	13,955
Frontier Communications Corp.	5,627	26,335
NII Holdings, Inc. *	2,642	6,711
Sprint Corp. *	5,898	49,484
Telephone & Data Systems, Inc.	783	21,775
Verizon Communications, Inc.	9,976	495,009
Windstream Holdings, Inc.	3,084	24,888

		1,422,488

Transportation 1.7%
Avis Budget Group, Inc. *	725	26,724
C.H. Robinson Worldwide, Inc.	452	26,501
CSX Corp.	3,045	83,037
Expeditors International of Washington, Inc.	464	20,156
FedEx Corp.	1,055	146,328
Hertz Global Holdings, Inc. *	899	21,810
J.B. Hunt Transport Services, Inc.	145	10,903
Norfolk Southern Corp.	696	61,032
Ryder System, Inc.	348	24,304
Union Pacific Corp.	681	110,349
United Parcel Service, Inc., Class B	1,179	120,706

		651,850

Utilities 3.9%
AES Corp.	2,815	41,015
AGL Resources, Inc.	232	10,797
Alliant Energy Corp.	319	16,429
Ameren Corp.	1,131	40,546
American Electric Power Co., Inc.	1,421	66,872
American Water Works Co., Inc.	290	12,282
Atmos Energy Corp.	348	15,469
Calpine Corp. *	754	14,258
CenterPoint Energy, Inc.	1,194	27,975
CMS Energy Corp.	609	16,163
Consolidated Edison, Inc.	842	46,487
Dominion Resources, Inc.	1,743	113,138
DTE Energy Co.	552	36,840
Duke Energy Corp.	1,203	84,162
Edison International	1,044	48,243
Entergy Corp.	986	61,024
Exelon Corp.	3,509	94,427
FirstEnergy Corp.	1,740	56,776
Great Plains Energy, Inc.	435	10,327
Integrys Energy Group, Inc.	290	15,585
MDU Resources Group, Inc.	609	18,069
National Fuel Gas Co.	145	9,785
NextEra Energy, Inc.	883	74,693
NiSource, Inc.	841	26,592
Northeast Utilities	437	17,952
NRG Energy, Inc.	1,160	30,694
NV Energy, Inc.	551	13,031
OGE Energy Corp.	377	12,976
ONEOK, Inc.	453	26,306
Pepco Holdings, Inc.	1,131	21,579
PG&E Corp.	1,368	55,226
Pinnacle West Capital Corp.	290	15,474
PPL Corp.	1,392	42,748
Public Service Enterprise Group, Inc.	1,798	58,777
Questar Corp.	551	12,409
SCANA Corp.	377	17,783
Sempra Energy	581	51,384
TECO Energy, Inc.	725	12,354
The Southern Co.	2,059	83,657
UGI Corp.	348	14,010
Vectren Corp.	232	8,046
Westar Energy, Inc.	290	9,094
Wisconsin Energy Corp.	384	16,040

6

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xcel Energy, Inc.	1,421	39,816

		1,517,310

Total Common Stock
(Cost $37,036,688)		38,574,261

Other Investment Companies 0.2% of net assets

Equity Fund 0.1%
iShares Core S&P 500 ETF	270	49,129

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	12,971	12,971

Total Other Investment Companies
(Cost $61,224)		62,100

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $37,102,576 and the unrealized appreciation and depreciation were $1,754,061 and ($220,276), respectively, with a net unrealized appreciation of $1,533,785.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 7

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$38,574,261	$—	$—	$38,574,261
Other Investment Companies[1]	62,100	—	—	62,100

Total	$38,636,361	$—	$—	$38,636,361

[1]	As categorized in Portfolio Holdings.

8

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG79044NOV13

 9

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. Fore more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	27,222,361	28,605,545
0.2%	Other Investment Companies	55,717	55,862

100.0%	Total Investments	27,278,078	28,661,407
0.0%	Other Assets and Liabilities, Net		1,720

100.0%	Net Assets		28,663,127

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.0%
Cooper Tire & Rubber Co.	1,198	29,471
Dana Holding Corp.	2,898	58,771
Drew Industries, Inc.	336	18,215
Gentex Corp.	1,743	51,959
Superior Industries International, Inc.	861	16,996
Tenneco, Inc. *	630	36,162
Thor Industries, Inc.	1,218	65,857

		277,431

Banks 4.8%
Associated Banc-Corp.	3,090	53,272
Astoria Financial Corp.	2,709	37,872
BancorpSouth, Inc.	1,638	39,165
Bank of Hawaii Corp.	819	48,444
BankUnited, Inc.	273	8,812
BOK Financial Corp.	273	17,281
CapitalSource, Inc.	5,250	73,815
Capitol Federal Financial, Inc.	1,457	17,571
Cathay General Bancorp	802	22,159
City Holding Co.	294	14,468
City National Corp.	486	37,111
Commerce Bancshares, Inc.	882	39,796
Community Bank System, Inc.	189	7,345
Cullen/Frost Bankers, Inc.	547	39,285
CVB Financial Corp.	1,113	17,964
East West Bancorp, Inc.	966	33,114
F.N.B. Corp.	1,575	20,018
First Financial Bancorp	399	6,595
First Horizon National Corp.	4,200	47,082
First Midwest Bancorp, Inc.	1,029	18,892
First Niagara Financial Group, Inc.	3,360	37,430
First Republic Bank	546	27,901
FirstMerit Corp.	2,205	50,627
Fulton Financial Corp.	2,608	34,087
Glacier Bancorp, Inc.	735	22,021
Hancock Holding Co.	462	16,262
International Bancshares Corp.	945	24,655
MB Financial, Inc.	609	19,859
NBT Bancorp, Inc.	630	16,336
Northwest Bancshares, Inc.	1,176	17,569
Old National Bancorp	1,071	16,654
People’s United Financial, Inc.	3,948	59,773
Prosperity Bancshares, Inc.	315	20,201
Provident Financial Services, Inc.	1,008	19,706
Signature Bank *	84	8,925
Susquehanna Bancshares, Inc.	1,659	20,887
SVB Financial Group *	232	23,488
Synovus Financial Corp.	19,320	67,427
TCF Financial Corp.	3,154	49,423
Trustmark Corp.	1,008	28,274
UMB Financial Corp.	318	20,390
Umpqua Holdings Corp.	1,241	22,847
United Bankshares, Inc.	735	23,851
Valley National Bancorp	3,342	33,921
Washington Federal, Inc.	1,408	32,933
Webster Financial Corp.	947	27,918
Westamerica Bancorp	378	20,934
Wintrust Financial Corp.	336	15,241

		1,379,601

Capital Goods 11.0%
A.O. Smith Corp.	756	40,937
AAR Corp.	1,218	38,026
Actuant Corp., Class A	800	31,264
Acuity Brands, Inc.	588	60,288
Aegion Corp. *	567	12,344
Aircastle Ltd.	1,682	31,487
Albany International Corp., Class A	546	20,071
Apogee Enterprises, Inc.	630	22,567
Applied Industrial Technologies, Inc.	987	47,751
Armstrong World Industries, Inc. *	630	33,516
Astec Industries, Inc.	462	16,909
B/E Aerospace, Inc. *	654	56,898
Barnes Group, Inc.	1,033	37,705
Beacon Roofing Supply, Inc. *	674	25,059
Brady Corp., Class A	990	31,017
Briggs & Stratton Corp.	1,642	33,201
Carlisle Cos., Inc.	882	64,836
Chart Industries, Inc. *	168	16,346
Chicago Bridge & Iron Co. N.V.	966	74,073
CIRCOR International, Inc.	315	24,989
CLARCOR, Inc.	651	39,405
Crane Co.	696	43,368
Cubic Corp.	252	14,122
Curtiss-Wright Corp.	987	52,084
DigitalGlobe, Inc. *	189	7,484
Donaldson Co., Inc.	1,428	59,590
Dycom Industries, Inc. *	1,155	32,687
Encore Wire Corp.	630	31,639
EnerSys, Inc.	735	52,442
EnPro Industries, Inc. *	252	14,263

 1

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ESCO Technologies, Inc.	388	13,215
Esterline Technologies Corp. *	399	35,120
Fortune Brands Home & Security, Inc.	735	32,046
Franklin Electric Co., Inc.	441	19,625
GATX Corp.	1,197	60,053
Generac Holdings, Inc.	231	12,303
Gibraltar Industries, Inc. *	1,071	18,957
Graco, Inc.	630	48,655
GrafTech International Ltd. *	2,898	33,385
Granite Construction, Inc.	1,470	45,937
H&E Equipment Services, Inc. *	714	20,370
HEICO Corp.	362	20,663
Hexcel Corp. *	777	34,134
Huntington Ingalls Industries, Inc.	1,113	91,522
IDEX Corp.	798	56,921
Kaman Corp.	546	21,764
Kennametal, Inc.	1,260	59,825
Layne Christensen Co. *	798	13,287
Lincoln Electric Holdings, Inc.	987	70,551
MasTec, Inc. *	567	17,946
Meritor, Inc. *	2,793	22,260
Moog, Inc., Class A *	693	47,588
MRC Global, Inc. *	1,134	34,689
MSC Industrial Direct Co., Inc., Class A	504	38,732
Mueller Industries, Inc.	735	44,894
Mueller Water Products, Inc., Class A	3,255	28,026
National Presto Industries, Inc.	170	13,024
Navistar International Corp. *	1,428	57,391
Nordson Corp.	441	31,805
Orbital Sciences Corp. *	1,323	31,064
Polypore International, Inc. *	378	14,356
Quanex Building Products Corp.	1,134	20,231
Raven Industries, Inc.	399	16,020
Regal-Beloit Corp.	609	44,810
Rush Enterprises, Inc., Class A *	819	23,939
Simpson Manufacturing Co., Inc.	630	22,869
Spirit AeroSystems Holdings, Inc., Class A *	2,436	79,511
TAL International Group, Inc. *	399	21,801
Teledyne Technologies, Inc. *	420	38,947
Tennant Co.	277	18,077
The Babcock & Wilcox Co.	1,155	37,503
The Greenbrier Cos., Inc. *	483	15,094
The Manitowoc Co., Inc.	2,082	42,868
The Middleby Corp. *	86	18,992
The Toro Co.	1,008	62,204
Titan International, Inc.	694	11,972
TransDigm Group, Inc.	357	55,878
TriMas Corp. *	168	6,145
Trinity Industries, Inc.	1,428	74,127
Triumph Group, Inc.	441	32,608
Tutor Perini Corp. *	2,562	62,743
Universal Forest Products, Inc.	1,031	53,581
Valmont Industries, Inc.	231	33,428
WABCO Holdings, Inc. *	567	50,236
Wabtec Corp.	609	42,021
Watsco, Inc.	442	42,414
Watts Water Technologies, Inc., Class A	504	30,300
Woodward, Inc.	758	32,518

		3,147,313

Commercial & Professional Services 4.3%
ABM Industries, Inc.	2,039	56,705
Clean Harbors, Inc. *	421	22,216
Consolidated Graphics, Inc. *	420	27,052
Copart, Inc. *	1,281	44,105
Covanta Holding Corp.	1,787	31,987
Deluxe Corp.	924	45,914
FTI Consulting, Inc. *	840	37,724
G&K Services, Inc., Class A	504	30,351
Healthcare Services Group, Inc.	840	24,352
Herman Miller, Inc.	1,260	40,207
HNI Corp.	1,260	49,946
Huron Consulting Group, Inc. *	273	16,227
ICF International, Inc. *	462	16,715
IHS, Inc., Class A *	210	24,030
Insperity, Inc.	655	23,089
Interface, Inc.	777	15,579
KAR Auction Services, Inc.	357	9,850
Kelly Services, Inc., Class A	2,373	55,148
Kforce, Inc.	966	19,494
Knoll, Inc.	1,029	18,265
Korn/Ferry International *	924	21,400
McGrath RentCorp	420	16,334
Mine Safety Appliances Co.	403	20,077
Navigant Consulting, Inc. *	1,512	29,635
Nielsen Holdings N.V.	1,302	56,194
Quad/Graphics, Inc.	1,197	31,182
Resources Connection, Inc.	1,722	24,487
Rollins, Inc.	462	12,996
Steelcase, Inc., Class A	2,835	46,296
Stericycle, Inc. *	388	45,582
Tetra Tech, Inc. *	882	25,216
The Brink’s Co.	1,743	58,443
The Corporate Executive Board Co.	525	38,656
Towers Watson & Co., Class A	483	54,386
TrueBlue, Inc. *	1,430	36,522
UniFirst Corp.	210	21,470
Verisk Analytics, Inc., Class A *	588	38,285
Viad Corp.	651	17,577
Waste Connections, Inc.	861	37,832

		1,241,526

Consumer Durables & Apparel 4.1%
Arctic Cat, Inc.	296	16,656
Blyth, Inc.	924	11,541
Brunswick Corp.	735	33,590
Callaway Golf Co.	2,961	23,984
Carter’s, Inc.	483	34,134
Columbia Sportswear Co.	273	18,943
Crocs, Inc. *	1,134	15,649
Deckers Outdoor Corp. *	504	41,651
Ethan Allen Interiors, Inc.	651	20,116
Fossil Group, Inc. *	483	61,471
G-III Apparel Group Ltd. *	315	18,979
Hanesbrands, Inc.	966	67,717
Helen of Troy Ltd. *	399	19,435
JAKKS Pacific, Inc.	1,890	12,209
KB Home	1,533	26,873
La-Z-Boy, Inc.	1,197	35,024
Lennar Corp., Class A	1,218	43,556

2

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
M.D.C Holdings, Inc.	567	17,135
Meritage Homes Corp. *	399	17,388
Michael Kors Holdings Ltd. *	105	8,563
NACCO Industries, Inc., Class A	357	23,116
Polaris Industries, Inc.	483	64,466
PulteGroup, Inc.	2,394	44,911
PVH Corp.	462	61,871
Quiksilver, Inc. *	3,759	33,455
Skechers U.S.A., Inc., Class A *	1,071	36,007
Steven Madden Ltd. *	510	19,870
Tempur Sealy International, Inc. *	1,075	54,846
The Jones Group, Inc.	4,515	63,391
The Ryland Group, Inc.	672	26,557
Toll Brothers, Inc. *	1,407	47,979
Tupperware Brands Corp.	651	59,462
Under Armour, Inc., Class A *	294	23,726
Wolverine World Wide, Inc.	1,686	55,486

		1,159,757

Consumer Services 5.2%
Bally Technologies, Inc. *	525	39,149
Bob Evans Farms, Inc.	987	54,867
Boyd Gaming Corp. *	2,877	32,942
Buffalo Wild Wings, Inc. *	126	18,930
Burger King Worldwide, Inc.	483	10,235
Caesars Entertainment Corp. *	3,066	62,669
Capella Education Co. *	147	9,661
Career Education Corp. *	11,298	57,055
CEC Entertainment, Inc.	882	42,292
Chipotle Mexican Grill, Inc. *	126	66,006
Choice Hotels International, Inc.	294	13,733
Cracker Barrel Old Country Store, Inc.	525	56,957
DeVry Education Group, Inc.	1,470	52,244
DineEquity, Inc.	210	17,667
Domino’s Pizza, Inc.	882	60,973
Dunkin’ Brands Group, Inc.	189	9,257
Hillenbrand, Inc.	861	24,194
Hyatt Hotels Corp., Class A *	546	26,410
International Speedway Corp., Class A	609	20,907
ITT Educational Services, Inc. *	2,205	85,973
Jack in the Box, Inc. *	1,344	63,638
Las Vegas Sands Corp.	882	63,222
Life Time Fitness, Inc. *	483	23,430
Marriott Vacations Worldwide Corp. *	231	12,067
Matthews International Corp., Class A	632	26,658
Panera Bread Co., Class A *	189	33,432
Papa John’s International, Inc.	315	26,736
Penn National Gaming, Inc. *	924	13,343
Pinnacle Entertainment, Inc. *	924	23,229
Red Robin Gourmet Burgers, Inc. *	361	28,775
Regis Corp.	2,394	38,280
Ruby Tuesday, Inc. *	3,277	23,103
SeaWorld Entertainment, Inc.	189	5,636
Six Flags Entertainment Corp.	504	18,754
Sonic Corp. *	2,373	46,962
Sotheby’s	546	27,988
Steiner Leisure Ltd. *	294	17,393
Stewart Enterprises, Inc., Class A	1,260	16,695
Strayer Education, Inc. *	672	24,965
Texas Roadhouse, Inc.	903	25,266
The Cheesecake Factory, Inc.	1,218	59,378
The Wendy’s Co.	6,090	52,435
Vail Resorts, Inc.	399	30,240
Weight Watchers International, Inc.	798	25,863

		1,489,609

Diversified Financials 4.0%
Affiliated Managers Group, Inc. *	206	41,251
American Capital Ltd. *	357	5,462
Ares Capital Corp.	490	9,006
Cash America International, Inc.	630	23,694
CBOE Holdings, Inc.	609	31,839
DFC Global Corp. *	567	5,676
E*TRADE Financial Corp. *	3,507	62,845
EZCORP, Inc., Class A *	945	11,038
Federated Investors, Inc., Class B	2,464	67,243
First Cash Financial Services, Inc. *	261	16,594
Greenhill & Co., Inc.	483	26,425
IntercontinentalExchange Group, Inc. *	1,036	220,968
Investment Technology Group, Inc. *	1,560	30,560
Janus Capital Group, Inc.	6,468	70,372
Lazard Ltd., Class A	735	30,672
Leucadia National Corp.	1,218	34,908
LPL Financial Holdings, Inc.	609	26,108
MSCI, Inc. *	1,218	54,067
Nelnet, Inc., Class A	483	21,735
Raymond James Financial, Inc.	903	43,507
SEI Investments Co.	1,932	64,877
Stifel Financial Corp. *	378	16,923
TD Ameritrade Holding Corp.	2,898	83,404
The NASDAQ OMX Group, Inc.	1,638	64,357
Waddell & Reed Financial, Inc., Class A	819	52,195
World Acceptance Corp. *	231	21,326

		1,137,052

Energy 6.2%
Atwood Oceanics, Inc. *	399	20,971
Basic Energy Services, Inc. *	861	12,218
Berry Petroleum Co., Class A	630	31,702
Bill Barrett Corp. *	1,092	29,364
Bristow Group, Inc.	441	35,368
Cabot Oil & Gas Corp.	1,134	39,066
CARBO Ceramics, Inc.	210	25,836
Cloud Peak Energy, Inc. *	1,365	22,577
Comstock Resources, Inc.	1,092	18,488
Concho Resources, Inc. *	273	28,373
Crosstex Energy, Inc.	987	32,078
Delek US Holdings, Inc.	693	20,970
Denbury Resources, Inc. *	3,066	51,141
Dresser-Rand Group, Inc. *	903	50,965
Dril-Quip, Inc. *	231	25,077
Energy XXI Bermuda Ltd.	630	17,111
EXCO Resources, Inc.	3,129	16,552
Exterran Holdings, Inc. *	1,995	64,877
Forest Oil Corp. *	7,014	31,002
Green Plains Renewable Energy, Inc.	420	7,258
Gulfmark Offshore, Inc., Class A	357	17,622
Helix Energy Solutions Group, Inc. *	2,142	47,574
Hercules Offshore, Inc. *	3,361	21,477
Hornbeck Offshore Services, Inc. *	318	16,100
ION Geophysical Corp. *	1,953	7,539

 3

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Key Energy Services, Inc. *	5,166	40,501
Matrix Service Co. *	756	16,783
Newpark Resources, Inc. *	1,491	17,981
Nordic American Tankers Ltd.	1,617	13,098
Oceaneering International, Inc.	819	63,219
Oil States International, Inc. *	673	68,882
Parker Drilling Co. *	4,077	32,331
PDC Energy, Inc. *	273	16,082
Penn Virginia Corp. *	4,410	47,319
Pioneer Energy Services Corp. *	1,869	13,494
Quicksilver Resources, Inc. *	8,043	23,486
Range Resources Corp.	588	45,658
Rosetta Resources, Inc. *	336	16,992
SandRidge Energy, Inc. *	5,502	30,756
SemGroup Corp., Class A	861	52,848
Ship Finance International Ltd.	1,050	17,745
SM Energy Co.	672	59,230
Stone Energy Corp. *	1,071	35,429
Superior Energy Services, Inc. *	2,205	56,183
Swift Energy Co. *	1,638	21,802
Targa Resources Corp.	378	30,652
Teekay Corp.	966	42,745
TETRA Technologies, Inc. *	2,226	27,469
Tidewater, Inc.	1,218	69,475
Ultra Petroleum Corp. *	1,596	32,670
Unit Corp. *	1,009	48,593
W&T Offshore, Inc.	1,134	19,505
Western Refining, Inc.	1,449	56,612
Whiting Petroleum Corp. *	987	59,615
Willbros Group, Inc. *	2,037	17,864

		1,786,325

Food & Staples Retailing 1.0%
PriceSmart, Inc.	168	20,965
Rite Aid Corp. *	12,516	74,095
Roundy’s, Inc.	1,617	14,084
Susser Holdings Corp. *	399	25,544
The Andersons, Inc.	504	42,875
The Fresh Market, Inc. *	126	5,129
The Pantry, Inc. *	3,612	51,977
United Natural Foods, Inc. *	882	60,726

		295,395

Food, Beverage & Tobacco 1.9%
B&G Foods, Inc.	462	15,999
Cal-Maine Foods, Inc.	378	20,771
Chiquita Brands International, Inc. *	4,032	42,618
Darling International, Inc. *	840	17,413
Flowers Foods, Inc.	2,310	50,196
Fresh Del Monte Produce, Inc.	1,554	43,528
Green Mountain Coffee Roasters, Inc. *	273	18,395
J&J Snack Foods Corp.	189	16,239
Lancaster Colony Corp.	378	32,758
Monster Beverage Corp. *	630	37,283
Pilgrim’s Pride Corp. *	1,134	18,575
Post Holdings, Inc. *	630	31,910
Sanderson Farms, Inc.	588	40,184
Seaboard Corp.	7	19,775
Snyders-Lance, Inc.	630	18,150
The Hain Celestial Group, Inc. *	252	20,838
TreeHouse Foods, Inc. *	399	27,990
Universal Corp.	945	49,291
Vector Group Ltd.	1,142	18,706
WhiteWave Foods Co., Class A *	630	13,400

		554,019

Health Care Equipment & Services 4.4%
Alere, Inc. *	1,197	39,166
Allscripts Healthcare Solutions, Inc. *	483	7,216
Amedisys, Inc. *	2,205	35,897
AmSurg Corp. *	611	29,524
Analogic Corp.	171	16,522
Brookdale Senior Living, Inc. *	1,200	34,992
Catamaran Corp. *	504	22,998
Centene Corp. *	903	53,936
Cerner Corp. *	1,092	62,757
Chemed Corp.	525	40,913
CONMED Corp.	462	18,808
Edwards Lifesciences Corp. *	504	33,027
Gentiva Health Services, Inc. *	1,386	17,117
Greatbatch, Inc. *	168	6,826
Haemonetics Corp. *	567	23,961
Hanger, Inc. *	378	14,682
HealthSouth Corp.	693	24,802
Healthways, Inc. *	1,243	17,414
Hill-Rom Holdings, Inc.	1,323	54,785
Hologic, Inc. *	2,016	45,138
IDEXX Laboratories, Inc. *	462	48,122
Integra LifeSciences Holdings Corp. *	336	15,607
Intuitive Surgical, Inc. *	94	35,429
Invacare Corp.	1,768	39,603
Kindred Healthcare, Inc.	4,727	79,603
Masimo Corp. *	567	16,233
MEDNAX, Inc. *	462	51,190
Molina Healthcare, Inc. *	798	26,813
MWI Veterinary Supply, Inc. *	105	19,128
PharMerica Corp. *	1,765	39,854
ResMed, Inc.	717	34,997
Select Medical Holdings Corp.	714	6,183
Sirona Dental Systems, Inc. *	275	18,914
STERIS Corp.	1,113	51,354
Teleflex, Inc.	610	59,969
The Cooper Cos., Inc.	273	35,965
VCA Antech, Inc. *	1,345	40,283
West Pharmaceutical Services, Inc.	739	36,891

		1,256,619

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	3,024	23,648
Elizabeth Arden, Inc. *	378	14,943
Nu Skin Enterprises, Inc., Class A	630	80,539
Spectrum Brands Holdings, Inc.	297	20,962
WD-40 Co.	189	14,224

		154,316

Insurance 4.3%
Alleghany Corp. *	85	33,499
American Equity Investment Life Holding Co.	1,260	29,875

4

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Argo Group International Holdings Ltd.	546	25,820
Arthur J. Gallagher & Co.	1,344	62,550
Aspen Insurance Holdings Ltd.	1,806	72,999
Assured Guaranty Ltd.	966	22,682
Brown & Brown, Inc.	1,134	35,857
CNO Financial Group, Inc.	4,684	79,253
First American Financial Corp.	2,184	57,789
Horace Mann Educators Corp.	630	19,354
Infinity Property & Casualty Corp.	462	32,964
Kemper Corp.	1,911	71,701
Markel Corp. *	111	61,858
Mercury General Corp.	693	33,313
Montpelier Re Holdings Ltd.	924	26,851
Old Republic International Corp.	4,452	76,574
Primerica, Inc.	1,513	65,104
ProAssurance Corp.	693	33,320
Protective Life Corp.	1,554	74,561
RLI Corp.	442	44,593
Safety Insurance Group, Inc.	294	16,508
Selective Insurance Group, Inc.	1,239	34,927
StanCorp Financial Group, Inc.	1,176	75,393
Stewart Information Services Corp.	273	8,698
Symetra Financial Corp.	924	17,713
The Hanover Insurance Group, Inc.	1,071	64,592
Tower Group International Ltd.	1,134	4,717
Validus Holdings Ltd.	1,367	54,748

		1,237,813

Materials 5.9%
A. Schulman, Inc.	1,010	34,542
A.M. Castle & Co. *	819	11,458
AK Steel Holding Corp. *	12,768	72,267
AMCOL International Corp.	513	15,985
Axiall Corp.	672	30,442
Cabot Corp.	1,365	66,612
Carpenter Technology Corp.	798	48,111
Century Aluminum Co. *	2,163	19,467
Chemtura Corp. *	1,849	48,814
Clearwater Paper Corp. *	357	18,903
Coeur Mining, Inc. *	588	6,480
Compass Minerals International, Inc.	378	27,046
Crown Holdings, Inc. *	1,449	63,959
Eagle Materials, Inc.	357	27,846
Ferro Corp. *	5,208	72,547
Graphic Packaging Holding Co. *	2,940	26,401
Greif, Inc., Class A	819	45,004
H.B. Fuller Co.	968	49,591
Hecla Mining Co.	1,848	5,452
Innophos Holdings, Inc.	420	20,152
Innospec, Inc.	315	15,344
Kaiser Aluminum Corp.	441	29,688
KapStone Paper & Packaging Corp.	399	21,259
Koppers Holdings, Inc.	378	17,910
Kraton Performance Polymers, Inc. *	819	19,074
Louisiana-Pacific Corp. *	1,239	20,320
Materion Corp.	588	16,911
Minerals Technologies, Inc.	693	41,164
Myers Industries, Inc.	903	18,277
NewMarket Corp.	105	34,015
Olin Corp.	1,680	41,714
OM Group, Inc. *	1,029	33,895
P.H. Glatfelter Co.	1,050	29,389
PolyOne Corp.	987	32,038
Resolute Forest Products *	2,940	47,628
Rock-Tenn Co., Class A	549	51,836
Rockwood Holdings, Inc.	819	56,069
RTI International Metals, Inc. *	441	15,378
Schnitzer Steel Industries, Inc., Class A	2,079	63,690
Schweitzer-Mauduit International, Inc.	399	20,592
Sensient Technologies Corp.	882	43,341
Silgan Holdings, Inc.	798	37,306
Stepan Co.	318	20,180
Stillwater Mining Co. *	1,113	12,499
SunCoke Energy, Inc. *	1,134	25,708
The Scotts Miracle-Gro Co., Class A	1,071	62,739
Tredegar Corp.	609	15,944
W.R. Grace & Co. *	273	26,216
Walter Energy, Inc.	1,974	28,090
Wausau Paper Corp.	1,449	17,591
Westlake Chemical Corp.	189	21,278
Worthington Industries, Inc.	1,239	51,951

		1,700,113

Media 2.4%
AMC Networks, Inc., Class A *	231	14,828
Belo Corp., Class A	1,911	26,238
Cinemark Holdings, Inc.	1,638	54,038
Dex Media, Inc. *	2,247	16,313
DreamWorks Animation SKG, Inc., Class A *	1,785	56,870
E.W. Scripps Co., Class A *	1,449	29,371
John Wiley & Sons, Inc., Class A	763	38,883
Lamar Advertising Co., Class A *	1,365	68,141
Lions Gate Entertainment Corp. *	210	6,644
Live Nation Entertainment, Inc. *	2,205	40,506
Meredith Corp.	882	47,046
National CineMedia, Inc.	903	16,841
Regal Entertainment Group, Class A	2,289	44,590
Scholastic Corp.	1,365	41,687
Scripps Networks Interactive, Inc., Class A	693	51,691
Sinclair Broadcast Group, Inc., Class A	714	23,433
Sirius XM Holdings, Inc.	1,617	6,096
The Madison Square Garden Co., Class A *	336	18,937
The New York Times Co., Class A	3,801	53,062
Valassis Communications, Inc.	1,008	29,595

		684,810

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alexion Pharmaceuticals, Inc. *	63	7,843
Bio-Rad Laboratories, Inc., Class A *	240	29,429
Bruker Corp. *	357	6,904
Cambrex Corp. *	672	13,104
Charles River Laboratories International, Inc. *	1,157	60,361
Covance, Inc. *	798	67,335
Cubist Pharmaceuticals, Inc. *	252	17,265
Endo Health Solutions, Inc. *	1,702	114,357
Illumina, Inc. *	336	32,928
Impax Laboratories, Inc. *	840	20,194

 5

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Myriad Genetics, Inc. *	210	6,248
PAREXEL International Corp. *	420	17,312
PDL BioPharma, Inc.	2,835	27,698
PerkinElmer, Inc.	1,575	59,913
Perrigo Co.	378	58,926
QIAGEN N.V. *	1,430	33,305
Techne Corp.	321	27,458
United Therapeutics Corp. *	84	7,754
ViroPharma, Inc. *	567	28,072
Zoetis, Inc.	378	11,775

		648,181

Real Estate 7.0%
Alexandria Real Estate Equities, Inc.	462	29,226
American Campus Communities, Inc.	378	12,259
American Capital Agency Corp.	966	19,687
Anworth Mortgage Asset Corp.	3,024	13,457
Ashford Hospitality Trust, Inc.	1,218	10,000
BioMed Realty Trust, Inc.	1,281	23,801
Brandywine Realty Trust	2,647	35,152
BRE Properties, Inc.	504	25,820
Camden Property Trust	588	34,057
Capstead Mortgage Corp.	1,638	19,705
CBL & Associates Properties, Inc.	1,638	29,582
CBRE Group, Inc., Class A *	2,037	49,377
Chimera Investment Corp.	10,966	32,350
CommonWealth REIT	2,142	51,130
Corporate Office Properties Trust	1,050	23,341
Corrections Corp. of America	1,512	50,425
Cousins Properties, Inc.	1,281	13,719
CYS Investments, Inc.	966	7,728
DCT Industrial Trust, Inc.	2,436	18,173
DDR Corp.	2,373	37,944
DiamondRock Hospitality Co.	2,289	26,163
Digital Realty Trust, Inc.	588	27,777
Douglas Emmett, Inc.	1,050	24,129
Duke Realty Corp.	3,697	56,120
EastGroup Properties, Inc.	231	13,996
EPR Properties	445	22,379
Equity Lifestyle Properties, Inc.	294	10,437
Essex Property Trust, Inc.	189	28,692
Extra Space Storage, Inc.	400	16,768
Federal Realty Investment Trust	406	42,029
Forest City Enterprises, Inc., Class A *	714	13,923
General Growth Properties, Inc.	2,856	59,262
Glimcher Realty Trust	1,071	10,399
Hatteras Financial Corp.	924	15,440
Healthcare Realty Trust, Inc.	735	16,266
Highwoods Properties, Inc.	861	30,927
Home Properties, Inc.	462	24,292
Inland Real Estate Corp.	1,176	12,748
Invesco Mortgage Capital, Inc.	504	7,610
iStar Financial, Inc. *	4,011	51,662
Jones Lang LaSalle, Inc.	588	57,459
Kilroy Realty Corp.	399	20,090
LaSalle Hotel Properties	798	24,993
Lexington Realty Trust	1,914	19,657
Liberty Property Trust	1,332	43,143
Mack-Cali Realty Corp.	1,911	38,908
MFA Financial, Inc.	3,822	27,862
Mid-America Apartment Communities, Inc.	785	47,288
National Retail Properties, Inc.	609	19,336
NorthStar Realty Finance Corp.	1,890	18,673
OMEGA Healthcare Investors, Inc.	588	19,222
Pennsylvania REIT	1,008	18,134
Piedmont Office Realty Trust, Inc., Class A	2,793	45,749
Post Properties, Inc.	315	13,501
Potlatch Corp.	798	31,800
PS Business Parks, Inc.	168	13,158
RAIT Financial Trust	2,310	18,965
Realty Income Corp.	693	26,410
Redwood Trust, Inc.	1,365	25,362
Regency Centers Corp.	777	36,395
Retail Properties of America, Inc., Class A	693	9,238
RLJ Lodging Trust	336	8,111
Ryman Hospitality Properties, Inc.	210	8,793
Sabra Health Care REIT, Inc.	399	10,645
Senior Housing Properties Trust	987	22,356
SL Green Realty Corp.	463	41,888
Sovran Self Storage, Inc.	210	14,015
Starwood Property Trust, Inc.	294	8,194
Sun Communities, Inc.	231	9,425
Sunstone Hotel Investors, Inc.	1,807	23,617
Tanger Factory Outlet Centers	513	16,965
Taubman Centers, Inc.	420	27,460
The Geo Group, Inc.	630	20,664
The Macerich Co.	841	47,887
UDR, Inc.	1,806	42,026
Washington REIT	819	19,443
Weingarten Realty Investors	1,407	40,156
WP Carey, Inc.	147	9,227

		1,994,167

Retailing 5.7%
Aeropostale, Inc. *	3,486	35,976
Ann, Inc. *	1,722	61,424
Asbury Automotive Group, Inc. *	672	34,890
Ascena Retail Group, Inc. *	1,638	34,889
Barnes & Noble, Inc. *	2,123	35,624
Brown Shoe Co., Inc.	1,491	38,363
Cabela’s, Inc. *	338	20,703
Chico’s FAS, Inc.	2,856	53,379
DSW, Inc., Class A	546	24,477
Express, Inc. *	1,029	25,324
Fred’s, Inc., Class A	2,401	41,681
Genesco, Inc. *	525	39,328
GNC Holdings, Inc., Class A	525	31,594
Group 1 Automotive, Inc.	840	57,498
Guess?, Inc.	1,743	59,715
hhgregg, Inc. *	336	5,006
Hibbett Sports, Inc. *	297	19,177
HSN, Inc.	441	25,313
Jos. A. Bank Clothiers, Inc. *	462	26,251
Lithia Motors, Inc., Class A	420	27,754
LKQ Corp. *	1,638	54,300
Lumber Liquidators Holdings, Inc. *	63	6,343
Monro Muffler Brake, Inc.	336	17,828
Netflix, Inc. *	147	53,773

6

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nutrisystem, Inc.	2,562	50,420
Office Depot, Inc. *	26,444	143,855
Outerwall, Inc. *	388	26,539
Penske Automotive Group, Inc.	1,197	53,171
Pier 1 Imports, Inc.	714	15,915
Pool Corp.	546	30,598
Sally Beauty Holdings, Inc. *	609	17,137
Sears Hometown & Outlet Stores, Inc. *	231	7,387
Select Comfort Corp. *	504	10,639
Sonic Automotive, Inc., Class A	1,576	37,383
Stage Stores, Inc.	1,260	26,473
The Bon-Ton Stores, Inc.	420	7,468
The Buckle, Inc.	466	24,726
The Cato Corp., Class A	777	26,449
The Children’s Place Retail Stores, Inc. *	798	43,890
The Finish Line, Inc., Class A	1,533	40,487
The Men’s Wearhouse, Inc.	1,680	85,882
The Pep Boys-Manny, Moe & Jack *	1,890	25,893
The Wet Seal, Inc., Class A *	3,528	11,748
TripAdvisor, Inc. *	231	20,402
Ulta Salon, Cosmetics & Fragrance, Inc. *	252	31,989
Urban Outfitters, Inc. *	1,260	49,165
Vitamin Shoppe, Inc. *	273	14,816

		1,633,042

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. *	16,548	60,235
Amkor Technology, Inc. *	5,252	31,512
Atmel Corp. *	6,804	52,051
ATMI, Inc. *	652	19,951
Avago Technologies Ltd.	1,386	61,996
Brooks Automation, Inc.	2,037	21,531
Cabot Microelectronics Corp. *	378	17,036
Cirrus Logic, Inc. *	588	11,866
Cree, Inc. *	441	24,608
Cypress Semiconductor Corp. *	2,709	26,250
Diodes, Inc. *	231	4,719
Entegris, Inc. *	2,629	28,866
Fairchild Semiconductor International, Inc. *	2,709	34,486
First Solar, Inc. *	1,050	62,811
GT Advanced Technologies, Inc. *	5,334	52,326
Hittite Microwave Corp. *	105	6,639
Integrated Device Technology, Inc. *	4,179	41,456
International Rectifier Corp. *	1,201	28,752
Intersil Corp., Class A	5,271	55,451
Micrel, Inc.	1,155	11,215
Microsemi Corp. *	588	14,365
MKS Instruments, Inc.	966	28,758
OmniVision Technologies, Inc. *	1,071	17,168
ON Semiconductor Corp. *	5,967	42,306
Photronics, Inc. *	1,911	16,511
PMC-Sierra, Inc. *	2,205	13,230
RF Micro Devices, Inc. *	4,159	21,959
Semtech Corp. *	420	12,482
Silicon Laboratories, Inc. *	798	31,162
Skyworks Solutions, Inc. *	1,240	32,972
Spansion, Inc., Class A *	1,386	17,173
SunEdison, Inc. *	11,361	144,398
Synaptics, Inc. *	399	20,153
Teradyne, Inc. *	2,457	41,843
Tessera Technologies, Inc.	693	13,860
TriQuint Semiconductor, Inc. *	2,961	23,333
Veeco Instruments, Inc. *	441	14,209

		1,159,639

Software & Services 5.9%
Activision Blizzard, Inc.	3,193	54,952
Acxiom Corp. *	1,659	55,211
Akamai Technologies, Inc. *	903	40,382
ANSYS, Inc. *	273	23,388
CACI International, Inc., Class A *	735	52,751
Cadence Design Systems, Inc. *	1,071	14,191
Compuware Corp.	5,502	60,467
Convergys Corp.	3,445	70,691
CSG Systems International, Inc.	1,096	31,642
Digital River, Inc. *	483	8,631
EarthLink, Inc.	5,880	32,046
Electronic Arts, Inc. *	2,268	50,304
Equinix, Inc. *	126	20,248
Euronet Worldwide, Inc. *	588	28,489
Facebook, Inc., Class A *	651	30,603
FactSet Research Systems, Inc.	399	45,087
Fair Isaac Corp.	861	50,808
FleetCor Technologies, Inc. *	63	7,672
Gartner, Inc. *	525	33,941
Genpact Ltd. *	1,092	19,547
Global Cash Access Holdings, Inc. *	1,680	16,380
Global Payments, Inc.	777	48,990
Heartland Payment Systems, Inc.	609	27,350
Informatica Corp. *	378	14,670
j2 Global, Inc.	382	18,325
Jack Henry & Associates, Inc.	718	40,761
Lender Processing Services, Inc.	1,995	70,044
Manhattan Associates, Inc. *	211	25,375
ManTech International Corp., Class A	966	27,792
MAXIMUS, Inc.	716	32,578
Mentor Graphics Corp.	735	16,556
MICROS Systems, Inc. *	547	29,385
MicroStrategy, Inc., Class A *	126	16,296
Monster Worldwide, Inc. *	6,888	38,779
NeuStar, Inc., Class A *	588	28,665
Nuance Communications, Inc. *	903	12,209
Progress Software Corp. *	786	20,703
PTC, Inc. *	882	28,700
Rackspace Hosting, Inc. *	294	11,234
Red Hat, Inc. *	399	18,693
Rovi Corp. *	756	13,910
Salesforce.com, Inc. *	462	24,066
Sapient Corp. *	1,218	19,159
Solera Holdings, Inc.	315	21,026
Sykes Enterprises, Inc. *	1,176	26,037
Synopsys, Inc. *	990	36,264
Take-Two Interactive Software, Inc. *	1,239	20,270
TeleTech Holdings, Inc. *	693	17,796
TIBCO Software, Inc. *	1,554	37,560
Unisys Corp. *	1,407	38,650
United Online, Inc.	546	8,643
ValueClick, Inc. *	1,155	24,717
VeriFone Systems, Inc. *	336	8,605
VeriSign, Inc. *	1,407	80,002

 7

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
VistaPrint N.V. *	336	19,265
VMware, Inc., Class A *	84	6,773
WEX, Inc. *	189	18,760

		1,696,039

Technology Hardware & Equipment 4.8%
ADTRAN, Inc.	1,366	35,079
ARRIS Group, Inc. *	1,830	37,552
Belden, Inc.	546	38,231
Benchmark Electronics, Inc. *	2,688	61,770
Brocade Communications Systems, Inc. *	6,657	58,515
Cognex Corp.	588	19,375
Coherent, Inc.	399	27,547
Comtech Telecommunications Corp.	672	21,598
Diebold, Inc.	1,806	61,639
Dolby Laboratories, Inc., Class A	504	18,109
EchoStar Corp., Class A *	546	27,327
Electronics for Imaging, Inc. *	735	29,106
Emulex Corp. *	2,625	19,582
F5 Networks, Inc. *	357	29,367
FEI Co.	189	17,208
Finisar Corp. *	987	20,421
FLIR Systems, Inc.	1,660	49,252
Insight Enterprises, Inc. *	2,247	54,085
InterDigital, Inc.	483	16,369
Itron, Inc. *	777	32,906
JDS Uniphase Corp. *	1,873	22,738
Littelfuse, Inc.	210	18,259
MTS Systems Corp.	231	16,108
National Instruments Corp.	820	25,633
NCR Corp. *	1,869	65,322
NETGEAR, Inc. *	462	14,835
OSI Systems, Inc. *	84	6,443
Plantronics, Inc.	525	23,483
Plexus Corp. *	1,218	49,171
Polycom, Inc. *	3,171	34,088
QLogic Corp. *	4,746	58,898
Rofin-Sinar Technologies, Inc. *	630	16,273
Sanmina Corp. *	3,633	56,239
ScanSource, Inc. *	1,029	43,208
SYNNEX Corp. *	1,386	91,698
Tellabs, Inc.	25,221	61,791
Trimble Navigation Ltd. *	1,137	36,270
ViaSat, Inc. *	240	14,441
Zebra Technologies Corp., Class A *	966	50,077

		1,380,013

Telecommunication Services 0.9%
Cincinnati Bell, Inc. *	7,917	25,334
Consolidated Communications Holdings, Inc.	1,092	21,103
Intelsat S.A. *	315	6,814
Leap Wireless International, Inc. *	3,255	54,066
Level 3 Communications, Inc. *	1,659	50,467
NTELOS Holdings Corp.	903	19,333
SBA Communications Corp., Class A *	336	28,617
T-Mobile US, Inc. *	420	10,924
tw telecom, Inc. *	1,218	34,494
United States Cellular Corp.	441	19,567

		270,719

Transportation 5.0%
Alaska Air Group, Inc.	798	62,036
Allegiant Travel Co. *	63	6,974
AMERCO *	105	24,332
Arkansas Best Corp.	1,995	64,917
Atlas Air Worldwide Holdings, Inc. *	609	23,386
Con-way, Inc.	1,533	63,451
Copa Holdings S.A., Class A	210	31,798
Delta Air Lines, Inc.	6,174	178,922
Forward Air Corp.	399	17,237
Genesee & Wyoming, Inc., Class A *	168	16,162
Hawaiian Holdings, Inc. *	1,743	15,896
Heartland Express, Inc.	1,344	24,635
Hub Group, Inc., Class A *	885	33,303
JetBlue Airways Corp. *	5,839	51,909
Kansas City Southern	493	59,663
Kirby Corp. *	504	47,603
Knight Transportation, Inc.	1,411	25,215
Landstar System, Inc.	861	48,328
Matson, Inc.	1,491	37,320
Old Dominion Freight Line, Inc. *	651	33,546
Republic Airways Holdings, Inc. *	3,108	34,996
Saia, Inc. *	567	19,692
SkyWest, Inc.	4,011	67,786
Southwest Airlines Co.	10,227	190,120
Swift Transportation Co. *	1,176	27,224
United Continental Holdings, Inc. *	2,709	106,328
US Airways Group, Inc. *	1,785	41,912
UTI Worldwide, Inc.	3,258	51,509
Werner Enterprises, Inc.	1,579	38,006

		1,444,206

Utilities 3.1%
ALLETE, Inc.	589	29,026
American States Water Co.	420	12,255
Aqua America, Inc.	1,514	36,442
Atlantic Power Corp.	3,360	12,432
Avista Corp.	1,323	36,052
Black Hills Corp.	672	33,781
California Water Service Group	630	14,402
Cleco Corp.	735	33,597
El Paso Electric Co.	798	28,752
Hawaiian Electric Industries, Inc.	1,932	48,899
IDACORP, Inc.	735	37,985
ITC Holdings Corp.	337	30,492
MGE Energy, Inc.	336	18,799
New Jersey Resources Corp.	924	42,217
Northwest Natural Gas Co.	651	27,687
NorthWestern Corp.	758	33,337
Otter Tail Corp.	882	26,072
Piedmont Natural Gas Co., Inc.	1,366	45,283
PNM Resources, Inc.	1,869	43,492
Portland General Electric Co.	1,701	50,707
South Jersey Industries, Inc.	381	21,603
Southwest Gas Corp.	966	51,256
The Empire District Electric Co.	861	19,545
The Laclede Group, Inc.	651	30,017

8

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UIL Holdings Corp.	714	26,796
UNS Energy Corp.	819	39,214
WGL Holdings, Inc.	1,197	47,700

		877,840

Total Common Stock
(Cost $27,222,361)		28,605,545

Other Investment Companies 0.2% of net assets

Equity Fund 0.1%
iShares Russell 2000 ETF	250	28,377

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	27,485	27,485

Total Other Investment Companies
(Cost $55,717)		55,862

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $27,282,334 and the unrealized appreciation and depreciation were $1,737,546 and ($358,473), respectively, with a net unrealized appreciation of $1,379,073.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

 9

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$28,605,545	$—	$—	$28,605,545
Other Investment Companies[1]	55,862	—	—	55,862

Total	$28,661,407	$—	$—	$28,661,407

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG79045NOV13

10

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. Fore more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Common Stock	35,994,988	37,505,067
1.3%	Other Investment Companies	479,028	480,844
0.4%	Preferred Stock	150,180	161,745

99.6%	Total Investments	36,624,196	38,147,656
0.4%	Other Assets and Liabilities, Net		149,036

100.0%	Net Assets		38,296,692

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Australia 4.4%

Banks 1.2%
Australia & New Zealand Banking Group Ltd.	3,668	106,929
Commonwealth Bank of Australia	1,750	124,453
National Australia Bank Ltd.	3,810	120,399
Westpac Banking Corp.	3,626	108,952

		460,733

Capital Goods 0.0%
Leighton Holdings Ltd.	490	7,281
UGL Ltd.	840	4,951

		12,232

Commercial & Professional Services 0.1%
Brambles Ltd.	3,500	30,417
Downer EDI Ltd.	2,702	11,754

		42,171

Consumer Services 0.1%
Crown Resorts Ltd.	784	12,108
TABCORP Holdings Ltd.	5,964	19,239
Tatts Group Ltd.	4,900	13,837

		45,184

Diversified Financials 0.1%
Macquarie Group Ltd.	630	31,193

Energy 0.2%
Caltex Australia Ltd.	924	16,086
Origin Energy Ltd.	1,848	23,558
Santos Ltd.	1,218	15,583
Woodside Petroleum Ltd.	870	29,735
WorleyParsons Ltd.	378	5,648

		90,610

Food & Staples Retailing 0.5%
Metcash Ltd.	4,186	11,668
Wesfarmers Ltd.	2,500	98,056
Woolworths Ltd.	2,772	85,343

		195,067

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	980	10,828

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	658	9,976

Insurance 0.4%
AMP Ltd.	4,536	19,317
Insurance Australia Group Ltd.	3,150	17,416
QBE Insurance Group Ltd.	3,430	49,055
Suncorp Group Ltd.	4,116	49,613

		135,401

Materials 1.1%
Amcor Ltd.	2,240	22,599
Arrium Ltd.	16,898	24,322
BHP Billiton Ltd.	6,650	227,223
BlueScope Steel Ltd. *	5,208	25,891
Boral Ltd.	2,646	11,655
CSR Ltd.	3,612	8,648
Incitec Pivot Ltd.	3,290	7,787
Newcrest Mining Ltd.	966	6,789
Orica Ltd.	980	20,759
Rio Tinto Ltd.	1,092	65,923
Sims Metal Management Ltd. *	1,414	13,219

		434,815

Media 0.0%
Fairfax Media Ltd.	15,470	8,482

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	406	25,500

Real Estate 0.2%
Lend Lease Group	1,568	15,834
Mirvac Group	4,830	7,503
Stockland	4,620	16,255
Westfield Group	3,500	33,264

		72,856

Telecommunication Services 0.2%
Telstra Corp., Ltd.	12,404	57,357

Transportation 0.1%
Asciano Ltd.	2,100	11,073
Qantas Airways Ltd. *	9,296	10,364
Sydney Airport	1,683	5,998
Toll Holdings Ltd.	2,772	14,490

		41,925

Utilities 0.1%
AGL Energy Ltd.	1,120	15,363

		1,689,693

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	1,372	48,401

 1

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.1%
Andritz AG	98	6,227
Wienerberger AG	882	14,771

		20,998

Energy 0.1%
OMV AG	826	40,543

Materials 0.1%
Voestalpine AG	672	33,492

Telecommunication Services 0.0%
Telekom Austria AG	2,058	17,535

		160,969

Belgium 0.8%

Banks 0.1%
KBC GROEP N.V.	616	35,226

Food & Staples Retailing 0.2%
Colruyt S.A.	182	10,284
Delhaize Group S.A.	1,064	62,141

		72,425

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	840	85,949

Insurance 0.1%
Ageas	840	35,512

Materials 0.1%
NV Bekaert S.A.	378	13,760
Solvay S.A.	154	23,505
Umicore S.A.	462	20,698

		57,963

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	168	11,299

Telecommunication Services 0.1%
Belgacom S.A.	868	25,847

		324,221

Canada 5.8%

Automobiles & Components 0.2%
Magna International, Inc.	924	75,145

Banks 1.2%
Bank of Montreal	1,008	70,085
Bank of Nova Scotia	1,512	93,131
Canadian Imperial Bank of Commerce	616	53,000
National Bank of Canada	252	22,008
Royal Bank of Canada	2,030	135,065
The Toronto-Dominion Bank	1,120	102,384

		475,673

Capital Goods 0.1%
Bombardier, Inc., B Shares	4,704	21,238
Finning International, Inc.	630	14,639
SNC-Lavalin Group, Inc.	280	12,438

		48,315

Consumer Services 0.0%
Tim Hortons, Inc.	210	12,199

Diversified Financials 0.1%
IGM Financial, Inc.	210	10,658
Onex Corp.	280	15,339

		25,997

Energy 1.7%
ARC Resources Ltd.	476	12,836
Baytex Energy Corp.	210	8,464
Bonavista Energy Corp.	630	8,021
Cameco Corp.	518	10,539
Canadian Natural Resources Ltd.	2,100	68,592
Canadian Oil Sands Ltd.	1,722	32,319
Cenovus Energy, Inc.	1,624	47,445
Crescent Point Energy Corp.	294	11,083
Enbridge, Inc.	840	34,681
EnCana Corp.	6,314	121,187
Enerplus Corp.	1,050	19,181
Husky Energy, Inc.	868	24,588
Imperial Oil Ltd.	728	31,088
Pengrowth Energy Corp.	2,450	15,181
Penn West Petroleum Ltd.	2,702	22,842
Suncor Energy, Inc.	2,702	92,951
Talisman Energy, Inc.	4,004	47,010
TransCanada Corp.	1,204	53,280

		661,288

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	378	27,707
Empire Co., Ltd., A Shares	182	12,998
George Weston Ltd.	210	15,765
Loblaw Cos. Ltd.	406	16,540
Metro, Inc.	378	22,108
Shoppers Drug Mart Corp.	588	32,402

		127,520

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	210	9,605

Insurance 0.6%
Fairfax Financial Holdings Ltd.	56	21,836
Great-West Lifeco, Inc.	448	13,837
Intact Financial Corp.	196	12,433
Manulife Financial Corp.	3,542	68,518
Power Corp. of Canada	1,218	37,264
Power Financial Corp.	588	19,917
Sun Life Financial, Inc.	1,064	36,924

		210,729

Materials 0.5%
Agrium, Inc.	252	22,758
Barrick Gold Corp.	2,212	36,793
First Quantum Minerals Ltd.	770	12,888
Goldcorp, Inc.	672	15,012
Kinross Gold Corp.	1,862	8,776
Potash Corp. of Saskatchewan, Inc.	1,400	44,009
Teck Resources Ltd., Class B	1,190	28,741
Yamana Gold, Inc.	448	4,033

		173,010

Media 0.0%
Shaw Communications, Inc., B Shares	560	12,938

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	140	15,136

2

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	1,134	44,023

Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	210	19,778
RONA, Inc.	1,092	13,378

		33,156

Software & Services 0.1%
CGI Group, Inc., Class A *	490	18,240

Technology Hardware & Equipment 0.1%
Blackberry Ltd. *	3,598	22,804
Celestica, Inc. *	1,302	13,171

		35,975

Telecommunication Services 0.3%
BCE, Inc.	1,092	48,375
Rogers Communications, Inc., B Shares	966	43,231
TELUS Corp.	280	9,934

		101,540

Transportation 0.3%
Canadian National Railway Co.	616	69,536
Canadian Pacific Railway Ltd.	154	23,549

		93,085

Utilities 0.1%
Canadian Utilities Ltd., Class A	182	6,201
Fortis, Inc.	406	11,946
TransAlta Corp.	882	11,788

		29,935

		2,203,509

Denmark 0.8%

Banks 0.1%
Danske Bank A/S *	1,680	38,271

Capital Goods 0.1%
FLSmidth & Co. A/S	154	8,071
Vestas Wind Systems A/S *	1,470	41,993

		50,064

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	238	26,131

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	350	62,833

Telecommunication Services 0.1%
TDC A/S	2,884	25,927

Transportation 0.2%
AP Moller - Maersk A/S, A Shares	3	28,695
AP Moller - Maersk A/S, B Shares	6	61,003
DSV A/S	280	8,586

		98,284

		301,510

Finland 1.7%

Capital Goods 0.1%
Kone Oyj, B Shares	168	15,474
Metso Oyj	448	18,165
Wartsila Oyj Abp	350	17,161

		50,800

Energy 0.1%
Neste Oil Oyj	980	18,760

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	784	29,323

Insurance 0.1%
Sampo Oyj, A Shares	812	37,943

Materials 0.2%
Stora Enso Oyj, R Shares	3,318	32,843
UPM-Kymmene Oyj	3,570	59,447

		92,290

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	364	9,610

Technology Hardware & Equipment 1.0%
Nokia Oyj *	46,200	374,906

Telecommunication Services 0.0%
Elisa Oyj	532	13,415

Utilities 0.1%
Fortum Oyj	1,456	33,384

		660,431

France 11.6%

Automobiles & Components 0.6%
Peugeot S.A. *	7,252	115,427
Renault S.A.	910	80,895
Valeo S.A.	294	31,327

		227,649

Banks 1.2%
BNP Paribas S.A.	3,290	247,492
Credit Agricole S.A. *	4,900	61,579
Societe Generale S.A.	2,562	147,677

		456,748

Capital Goods 1.7%
Alstom S.A.	700	25,757
Bouygues S.A.	1,526	57,678
Compagnie de Saint-Gobain	3,150	167,867
Eiffage S.A.	448	25,165
European Aeronautic Defence & Space Co., N.V.	532	37,854
Legrand S.A.	434	24,006
Nexans S.A.	224	10,026
Rexel S.A.	518	13,157
Safran S.A.	364	24,015
Schneider Electric S.A.	1,148	97,394
Thales S.A.	252	15,414
Vallourec S.A.	630	35,864
Vinci S.A.	1,960	126,293

		660,490

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	112	21,890
Kering	168	37,342
LVMH Moet Hennessy Louis Vuitton S.A.	336	63,476

		122,708

 3

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Accor S.A.	784	34,468
Sodexo	182	18,323

		52,791

Diversified Financials 0.0%
Wendel S.A.	70	9,721

Energy 2.1%
CGG S.A. *	420	8,709
Technip S.A.	168	16,854
Total S.A.	12,866	781,202

		806,765

Food & Staples Retailing 0.6%
Carrefour S.A.	4,424	174,441
Casino Guichard Perrachon S.A.	294	32,948
Rallye S.A.	350	14,854

		222,243

Food, Beverage & Tobacco 0.3%
Danone	980	71,359
Pernod-Ricard S.A.	266	30,216

		101,575

Health Care Equipment & Services 0.1%
Essilor International S.A.	184	19,343

Household & Personal Products 0.1%
L’Oreal S.A.	266	44,601

Insurance 0.6%
AXA S.A.	6,846	179,759
CNP Assurances	700	13,405
SCOR SE	448	15,710

		208,874

Materials 0.4%
Air Liquide S.A.	546	76,274
Arkema S.A.	154	17,640
Lafarge S.A.	784	55,785

		149,699

Media 0.1%
Eutelsat Communications S.A.	224	6,606
Publicis Groupe S.A.	196	17,362
Solocal Group *	2,562	4,081

		28,049

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	2,576	273,012

Software & Services 0.1%
AtoS	112	9,500
Cap Gemini S.A.	574	37,514

		47,014

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	12,712	53,914

Telecommunication Services 1.4%
Orange	26,754	350,245
Vivendi	7,490	190,652

		540,897

Transportation 0.1%
Air France-KLM *	3,962	41,144

Utilities 1.0%
Electricite de France	1,806	67,375
GDF Suez	8,470	196,857
Suez Environnement Co.	1,708	29,418
Veolia Environnement	5,068	82,252

		375,902

		4,443,139

Germany 9.3%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	952	109,619
Continental AG	224	46,876
Daimler AG - Reg’d	4,046	336,039
Volkswagen AG	70	18,266

		510,800

Banks 0.1%
Commerzbank AG *	1,680	25,024

Capital Goods 1.0%
Brenntag AG	112	19,931
GEA Group AG	364	17,002
Hochtief AG	126	11,154
Kloeckner & Co. SE *	1,050	14,697
MAN SE	84	10,233
MTU Aero Engines AG	112	10,549
Rheinmetall AG	168	10,376
Siemens AG - Reg’d	2,128	281,625

		375,567

Commercial & Professional Services 0.0%
Bilfinger SE	154	17,657

Consumer Durables & Apparel 0.1%
Adidas AG	378	46,073

Consumer Services 0.0%
TUI AG *	1,190	17,312

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	2,660	128,535
Deutsche Boerse AG	378	29,295

		157,830

Food & Staples Retailing 0.2%
Metro AG	1,512	75,944

Health Care Equipment & Services 0.4%
Celesio AG	2,254	72,427
Fresenius Medical Care AG & Co. KGaA	350	24,513
Fresenius SE & Co. KGaA	252	35,752

		132,692

Household & Personal Products 0.1%
Beiersdorf AG	112	11,396
Henkel AG & Co. KGaA	168	16,682

		28,078

Insurance 0.9%
Allianz SE - Reg’d	1,386	241,267
Hannover Rueck SE	126	10,515
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	504	110,481

		362,263

Materials 1.4%
Aurubis AG	224	13,241

4

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BASF SE	2,912	311,636
HeidelbergCement AG	518	40,603
K+S AG	574	16,092
Lanxess AG	238	15,780
Linde AG	294	60,164
Salzgitter AG	406	17,686
ThyssenKrupp AG *	2,940	77,117

		552,319

Media 0.0%
Kabel Deutschland Holding AG	112	14,639

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	1,526	204,033
Merck KGaA	84	14,605

		218,638

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	2,170	22,071

Software & Services 0.2%
SAP AG	812	67,385

Telecommunication Services 0.9%
Deutsche Telekom AG - Reg’d	20,734	329,872
Freenet AG *	280	7,966

		337,838

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d *	1,540	33,517
Deutsche Post AG - Reg’d	3,416	121,067

		154,584

Utilities 1.2%
E.ON SE	15,596	300,684
RWE AG	4,088	157,296

		457,980

		3,574,694

Hong Kong 0.8%

Banks 0.1%
Hang Seng Bank Ltd.	1,400	22,844

Capital Goods 0.2%
Hutchison Whampoa Ltd.	4,000	50,873
Jardine Matheson Holdings Ltd.	200	10,104
Jardine Strategic Holdings Ltd.	200	6,410
Noble Group Ltd.	28,000	24,681

		92,068

Consumer Durables & Apparel 0.0%
Li & Fung Ltd.	4,000	5,448

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	100	1,756

Insurance 0.1%
AIA Group Ltd.	6,000	30,415

Real Estate 0.1%
Cheung Kong (Holdings) Ltd.	700	11,070
Sun Hung Kai Properties Ltd.	500	6,420
Swire Pacific Ltd., Class A	800	9,674
The Link REIT	800	3,921
Wharf Holdings Ltd.	800	6,651

		37,736

Retailing 0.1%
Esprit Holdings Ltd.	18,200	37,937

Telecommunication Services 0.0%
PCCW Ltd.	16,000	6,934

Utilities 0.2%
CLP Holdings Ltd.	3,000	24,592
Hong Kong & China Gas Co., Ltd.	14,000	33,011
Power Assets Holdings Ltd.	400	3,250

		60,853

		295,991

Ireland 0.7%

Banks 0.1%
Bank of Ireland *	100,772	39,241

Capital Goods 0.1%
DCC plc	322	15,264

Commercial & Professional Services 0.1%
Experian plc	1,008	18,609

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	224	14,395

Materials 0.3%
CRH plc	3,431	87,170
Smurfit Kappa Group plc	1,008	24,018

		111,188

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Shire plc	322	14,621

Technology Hardware & Equipment 0.1%
Seagate Technology plc	1,050	51,492

		264,810

Israel 0.3%

Banks 0.0%
Bank Leumi Le-Israel *	3,066	12,472

Materials 0.0%
Israel Chemicals Ltd.	1,190	10,141

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	1,680	68,005

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	13,146	21,979

		112,597

Italy 4.4%

Automobiles & Components 0.2%
Fiat S.p.A. *	8,960	71,245
Pirelli & C. S.p.A.	616	9,511

		80,756

Banks 1.4%
Banca Monte dei Paschi di Siena S.p.A. *	125,608	31,947
Banca Popolare dell’Emilia Romagna SC *	1,652	15,835
Banca Popolare di Milano Scarl *	13,440	8,052
Banco Popolare Societa Cooperativa *	15,288	29,079

 5

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Intesa Sanpaolo S.p.A.	79,786	191,265
UniCredit S.p.A.	32,312	234,930
Unione di Banche Italiane S.c.p.A.	4,984	33,821

		544,929

Capital Goods 0.2%
CNH Industrial N.V. *	2,058	23,579
Finmeccanica S.p.A. *	4,900	35,760
Prysmian S.p.A.	518	13,556

		72,895

Diversified Financials 0.1%
EXOR S.p.A.	392	15,388
Mediobanca S.p.A. *	1,960	16,799

		32,187

Energy 0.9%
Eni S.p.A.	14,434	348,048
Saipem S.p.A.	686	15,430

		363,478

Insurance 0.2%
Assicurazioni Generali S.p.A.	3,276	75,292

Materials 0.0%
Italcementi S.p.A.	1,036	8,999

Media 0.1%
Mediaset S.p.A. *	8,022	36,655

Telecommunication Services 0.5%
Telecom Italia S.p.A.	133,994	130,991
Telecom Italia S.p.A. - RSP	77,756	59,869

		190,860

Transportation 0.1%
Atlantia S.p.A.	868	19,417

Utilities 0.7%
A2A S.p.A.	12,768	14,655
Enel S.p.A.	50,442	229,938
Snam S.p.A.	2,618	14,116
Terna-Rete Elettrica Nazionale S.p.A.	2,632	12,736

		271,445

		1,696,913

Japan 18.9%

Automobiles & Components 2.5%
Aisin Seiki Co., Ltd.	600	24,149
Bridgestone Corp.	1,600	58,614
Daihatsu Motor Co., Ltd.	800	14,646
Denso Corp.	1,400	70,161
Fuji Heavy Industries Ltd.	700	19,776
Honda Motor Co., Ltd.	4,700	198,808
Isuzu Motors Ltd.	1,200	7,667
Mazda Motor Corp. *	14,000	64,417
NHK Spring Co., Ltd.	300	3,391
Nissan Motor Co., Ltd.	8,400	76,807
Stanley Electric Co., Ltd.	200	4,406
Suzuki Motor Corp.	1,400	35,969
Toyota Industries Corp.	400	17,408
Toyota Motor Corp.	5,600	349,025
Yamaha Motor Co., Ltd.	1,400	22,347

		967,591

Banks 1.1%
Mitsubishi UFJ Financial Group, Inc.	22,400	144,205
Mizuho Financial Group, Inc.	36,400	76,452
Resona Holdings, Inc.	5,600	27,791
Sumitomo Mitsui Financial Group, Inc.	2,800	138,680
Sumitomo Mitsui Trust Holdings, Inc.	2,000	9,828
The Bank of Yokohama Ltd.	2,000	10,961

		407,917

Capital Goods 2.5%
Asahi Glass Co., Ltd.	2,000	12,915
Daikin Industries Ltd.	200	12,700
FANUC Corp.	100	16,842
Fujikura Ltd.	2,000	9,398
Furukawa Electric Co., Ltd.	2,000	4,728
Hanwa Co., Ltd.	1,000	4,826
IHI Corp.	2,000	8,362
ITOCHU Corp.	3,100	39,127
JTEKT Corp.	1,400	21,650
Kajima Corp.	2,000	7,483
Kawasaki Heavy Industries Ltd.	2,000	8,206
Komatsu Ltd.	1,600	33,277
Kubota Corp.	1,000	17,105
LIXIL Group Corp.	1,400	36,257
Makita Corp.	100	4,992
Marubeni Corp.	6,000	43,550
Mitsubishi Corp.	5,600	110,233
Mitsubishi Electric Corp.	6,000	69,340
Mitsubishi Heavy Industries Ltd.	14,000	89,855
Mitsui & Co., Ltd.	5,600	77,628
Mitsui Engineering & Shipbuilding Co., Ltd.	2,000	4,103
Nagase & Co., Ltd.	1,400	16,767
Nidec Corp.	100	9,662
Nippon Sheet Glass Co., Ltd. *	14,000	16,549
NSK Ltd.	1,000	11,820
Obayashi Corp.	2,000	10,804
Shimizu Corp.	2,000	9,359
SMC Corp.	100	24,090
Sojitz Corp.	19,600	36,188
Sumitomo Corp.	3,100	38,370
Sumitomo Electric Industries Ltd.	3,100	48,363
Sumitomo Heavy Industries Ltd.	2,000	9,632
Taisei Corp.	2,000	9,105
Toshiba Corp.	14,000	60,450
Toyota Tsusho Corp.	1,400	36,092

		969,828

Commercial & Professional Services 0.2%
Dai Nippon Printing Co., Ltd.	2,600	26,822
Secom Co., Ltd.	400	24,696
Toppan Printing Co., Ltd.	3,000	24,266

		75,784

Consumer Durables & Apparel 1.1%
NAMCO BANDAI Holdings, Inc.	300	6,099
Nikon Corp.	1,400	26,560
Panasonic Corp.	16,800	192,839
Sega Sammy Holdings, Inc.	1,400	36,913
Sharp Corp. *	14,000	45,817
Sony Corp.	5,700	103,960
Yamaha Corp.	1,400	22,060

		434,248

6

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.0%
Benesse Holdings, Inc.	200	7,698

Diversified Financials 0.1%
Credit Saison Co., Ltd.	200	5,611
Nomura Holdings, Inc.	2,800	22,183
ORIX Corp.	1,600	29,151

		56,945

Energy 0.6%
Cosmo Oil Co., Ltd. *	14,000	25,849
Inpex Corp.	5,600	64,991
JX Holdings, Inc.	22,400	116,633
Showa Shell Sekiyu K.K.	2,800	31,128

		238,601

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	5,600	75,385
Seven & i Holdings Co., Ltd.	2,800	103,121
UNY Group Holdings Co., Ltd.	1,400	9,177

		187,683

Food, Beverage & Tobacco 0.4%
Ajinomoto Co., Inc.	500	7,131
Asahi Group Holdings Ltd.	1,400	38,349
Coca-Cola West Co., Ltd.	1,400	31,005
Japan Tobacco, Inc.	1,400	47,321
Kirin Holdings Co., Ltd.	800	12,332
MEIJI Holdings Co., Ltd.	200	11,176
Nippon Meat Packers, Inc.	300	4,847
Nisshin Seifun Group, Inc.	1,400	15,154

		167,315

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	200	10,375
Medipal Holdings Corp.	1,400	18,682
Olympus Corp. *	200	6,731
Suzuken Co., Ltd.	1,400	47,594
Terumo Corp.	200	10,453

		93,835

Household & Personal Products 0.2%
Kao Corp.	1,400	46,022
Shiseido Co., Ltd.	1,400	23,961

		69,983

Insurance 0.2%
MS&AD Insurance Group Holdings, Inc.	300	8,080
NKSJ Holdings, Inc.	200	5,547
T&D Holdings, Inc.	200	2,645
The Dai-ichi Life Insurance Co., Ltd.	1,400	21,951
Tokio Marine Holdings, Inc.	1,400	46,500

		84,723

Materials 1.6%
Asahi Kasei Corp.	14,000	110,507
DIC Corp.	2,000	6,194
JFE Holdings, Inc.	4,200	94,450
JSR Corp.	200	3,679
Kobe Steel Ltd. *	28,000	48,141
Kuraray Co. Ltd.	1,400	17,410
Mitsubishi Chemical Holdings Corp.	7,000	32,550
Mitsubishi Materials Corp.	2,000	7,522
Mitsui Chemicals, Inc.	3,000	7,327
Nippon Steel & Sumitomo Metal Corp.	28,000	90,812
Nitto Denko Corp.	200	10,179
Oji Holdings Corp.	2,000	9,417
Shin-Etsu Chemical Co., Ltd.	300	17,350
Showa Denko K.K.	14,000	21,746
Sumitomo Chemical Co., Ltd.	3,000	12,074
Sumitomo Metal Mining Co., Ltd.	2,000	26,630
Taiheiyo Cement Corp.	2,000	8,089
Teijin Ltd.	3,000	6,565
Toray Industries, Inc.	2,000	14,146
Tosoh Corp.	2,000	8,987
Toyo Seikan Group Holdings Ltd.	1,400	29,514
Ube Industries Ltd.	14,000	29,268

		612,557

Media 0.2%
Dentsu, Inc.	1,400	58,262
Hakuhodo DY Holdings, Inc.	1,400	11,147

		69,409

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Astellas Pharma, Inc.	1,400	83,017
Daiichi Sankyo Co., Ltd.	2,800	51,424
Eisai Co., Ltd.	200	7,815
Ono Pharmaceutical Co., Ltd.	100	7,581
Otsuka Holdings Co., Ltd.	300	8,768
Shionogi & Co., Ltd.	200	4,400
Takeda Pharmaceutical Co., Ltd.	1,500	72,901

		235,906

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	200	18,991
Daiwa House Industry Co., Ltd.	1,000	19,440
Mitsubishi Estate Co., Ltd.	800	22,226
Mitsui Fudosan Co., Ltd.	800	27,158
Sumitomo Realty & Development Co., Ltd.	300	14,229

		102,044

Retailing 0.3%
EDION Corp.	4,200	24,454
Isetan Mitsukoshi Holdings Ltd.	2,800	40,291
K’s Holdings Corp.	200	6,545
Yamada Denki Co., Ltd.	11,200	39,060

		110,350

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	260	11,303
Tokyo Electron Ltd.	260	14,096

		25,399

Software & Services 0.5%
Fujitsu Ltd. *	15,000	69,897
KONAMI Corp.	220	5,723
Nintendo Co., Ltd.	400	51,307
NTT Data Corp.	1,400	50,398

		177,325

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	1,400	17,766
Canon, Inc.	4,200	139,911
FUJIFILM Holdings Corp.	2,800	76,507
Hitachi Ltd.	16,000	118,009
Hoya Corp.	1,400	37,898
Ibiden Co., Ltd.	200	3,425
Konica Minolta, Inc.	7,000	70,639
Kyocera Corp.	700	37,064

 7

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Murata Manufacturing Co., Ltd.	200	17,213
NEC Corp.	28,000	61,818
Nippon Electric Glass Co., Ltd.	2,000	10,765
OMRON Corp.	200	8,235
Ricoh Co., Ltd.	3,000	34,436
Seiko Epson Corp.	1,400	33,863
TDK Corp.	200	9,339

		676,888

Telecommunication Services 1.4%
KDDI Corp.	2,800	175,880
Nippon Telegraph & Telephone Corp.	2,900	145,616
NTT DoCoMo, Inc.	5,600	90,265
SoftBank Corp.	1,400	113,379

		525,140

Transportation 1.0%
ANA Holdings, Inc.	1,000	2,022
Central Japan Railway Co.	160	19,257
East Japan Railway Co.	1,400	114,746
Hankyu Hanshin Holdings, Inc.	2,000	11,039
Kawasaki Kisen Kaisha Ltd.	3,000	7,122
Mitsui OSK Lines Ltd.	14,000	62,228
Nippon Express Co., Ltd.	2,000	10,316
Nippon Yusen K.K.	14,000	43,355
Tobu Railway Co., Ltd.	1,000	4,884
Tokyu Corp.	1,000	6,741
West Japan Railway Co.	1,400	61,271
Yamato Holdings Co., Ltd.	1,400	29,705

		372,686

Utilities 1.5%
Chubu Electric Power Co., Inc.	4,200	56,785
Electric Power Development Co., Ltd.	200	5,910
Hokkaido Electric Power Co., Inc. *	1,400	16,508
Hokuriku Electric Power Co.	1,400	18,614
Kyushu Electric Power Co., Inc. *	2,800	36,298
Osaka Gas Co., Ltd.	2,000	8,089
Shikoku Electric Power Co., Inc. *	1,400	22,170
The Chugoku Electric Power Co., Inc.	1,400	20,460
The Kansai Electric Power Co., Inc. *	7,000	79,529
Tohoku Electric Power Co., Inc. *	4,200	46,322
Tokyo Electric Power Co., Inc. *	33,600	179,217
Tokyo Gas Co., Ltd.	14,000	69,750

		559,652

		7,229,507

Luxembourg 0.6%

Energy 0.1%
Tenaris S.A.	938	21,150

Materials 0.5%
APERAM *	672	12,411
ArcelorMittal	10,360	178,860

		191,271

Media 0.0%
SES S.A.	574	17,041

Telecommunication Services 0.0%
Millicom International Cellular S.A.	126	11,345

		240,807

Netherlands 5.7%

Capital Goods 0.3%
Koninklijke BAM Groep N.V.	2,240	10,736
Koninklijke Philips N.V.	3,024	108,471
Royal Imtech N.V. *	1,106	3,081

		122,288

Commercial & Professional Services 0.1%
Randstad Holding N.V.	420	26,225

Diversified Financials 0.4%
ING Groep N.V. CVA *	12,390	161,240

Energy 3.0%
Fugro N.V. CVA	224	13,653
Royal Dutch Shell plc, A Shares	19,292	646,825
Royal Dutch Shell plc, B Shares	13,370	469,661

		1,130,139

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	6,286	114,687

Food, Beverage & Tobacco 0.4%
Corbion N.V.	434	9,357
Heineken Holding N.V.	238	15,017
Heineken N.V.	322	21,934
Nutreco N.V.	224	10,775
Unilever N.V. CVA	2,800	110,558

		167,641

Insurance 0.2%
AEGON N.V.	7,224	64,316
Delta Lloyd N.V.	672	16,369

		80,685

Materials 0.3%
Akzo Nobel N.V.	1,064	80,301
Koninklijke DSM N.V.	546	42,946

		123,247

Media 0.1%
Reed Elsevier N.V.	686	14,683
Wolters Kluwer N.V.	798	22,545

		37,228

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	252	23,637

Technology Hardware & Equipment 0.0%
Gemalto N.V.	70	7,922

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V. *	24,248	79,038

Transportation 0.3%
PostNL N.V. *	13,664	80,314
TNT Express N.V.	1,470	13,508

		93,822

		2,167,799

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	2,058	15,340

8

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	12,362	23,212

		38,552

Norway 0.8%

Banks 0.1%
DnB A.S.A.	1,806	32,010

Energy 0.4%
Aker Solutions A.S.A.	392	6,973
Petroleum Geo-Services A.S.A.	476	5,713
Statoil A.S.A.	5,978	135,278

		147,964

Food, Beverage & Tobacco 0.1%
Marine Harvest	9,870	11,401
Orkla A.S.A.	2,912	22,702

		34,103

Materials 0.1%
Norsk Hydro A.S.A.	5,474	23,432
Yara International A.S.A.	504	22,028

		45,460

Telecommunication Services 0.1%
Telenor A.S.A.	1,820	43,834

		303,371

Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	107,730	19,098
Banco Espirito Santo S.A. - Reg’d *	7,924	11,112

		30,210

Energy 0.0%
Galp Energia, SGPS, S.A.	546	9,066

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	7,112	32,023

Utilities 0.1%
EDP - Energias de Portugal S.A.	10,052	38,116

		109,415

Singapore 0.6%

Banks 0.1%
DBS Group Holdings Ltd.	600	8,223
Oversea-Chinese Banking Corp., Ltd.	800	6,662
United Overseas Bank Ltd.	600	10,013

		24,898

Capital Goods 0.1%
Keppel Corp., Ltd.	1,500	13,533
SembCorp Industries Ltd.	2,000	8,615

		22,148

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	14,000	39,311

Media 0.0%
Singapore Press Holdings Ltd.	800	2,719

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	200	5,632

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	5,494	41,645
Venture Corp., Ltd.	1,400	8,409

		50,054

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	14,000	41,544

Transportation 0.1%
ComfortDelGro Corp., Ltd.	14,000	21,945
Singapore Airlines Ltd.	2,600	21,694

		43,639

		229,945

Spain 4.4%

Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	19,040	227,975
Banco de Sabadell S.A.	9,450	24,408
Banco Popular Espanol S.A. *	6,440	37,502
Banco Santander S.A.	52,360	466,456
Bankia S.A. *	6,314	8,348

		764,689

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	980	31,730
Ferrovial S.A.	1,050	19,915
Fomento de Construcciones y Contratas S.A. *	896	18,982

		70,627

Energy 0.4%
Repsol S.A.	5,600	147,385

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	1,680	15,438

Retailing 0.1%
Inditex S.A.	224	35,790

Software & Services 0.0%
Amadeus IT Holding S.A.	392	14,712

Telecommunication Services 1.1%
Telefonica S.A.	26,264	433,051

Transportation 0.1%
Abertis Infraestructuras S.A.	980	20,882

Utilities 0.5%
Acciona S.A.	196	12,008
Enagas S.A.	378	9,966
Endesa S.A. *	560	16,854
Gas Natural SDG S.A.	1,022	25,492
Iberdrola S.A.	19,250	122,872
Red Electrica Corporacion S.A.	196	12,591

		199,783

		1,702,357

Sweden 2.3%

Automobiles & Components 0.1%
Autoliv, Inc.	310	28,787

 9

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.4%
Nordea Bank AB	4,578	59,362
Skandinaviska Enskilda Banken AB, A Shares	3,010	36,658
Svenska Handelsbanken AB, A Shares	938	43,743
Swedbank AB, A Shares	1,064	27,268

		167,031

Capital Goods 0.7%
Alfa Laval AB	518	12,324
Assa Abloy AB, B Shares	434	22,039
Atlas Copco AB, A Shares	1,358	37,960
Atlas Copco AB, B Shares	644	16,317
NCC AB, B Shares	448	14,010
Sandvik AB	2,590	36,318
Scania AB, B Shares	644	12,819
Skanska AB, B Shares	1,610	30,791
SKF AB, B Shares	1,050	28,740
Trelleborg AB, B Shares	616	12,017
Volvo AB, A Shares	1,050	13,872
Volvo AB, B Shares	3,220	42,566

		279,773

Commercial & Professional Services 0.1%
Securitas AB, B Shares	1,582	16,350

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	896	21,879
Husqvarna AB, B Shares	1,722	10,373

		32,252

Food, Beverage & Tobacco 0.0%
Swedish Match AB	378	11,786

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	224	7,026

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	1,806	52,915

Materials 0.1%
Boliden AB	1,064	15,620
SSAB AB, A Shares	1,708	12,400
SSAB AB, B Shares	1,050	6,406

		34,426

Retailing 0.2%
Hennes & Mauritz AB, B Shares	1,442	61,334

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	7,658	95,726

Telecommunication Services 0.2%
Tele2 AB	1,764	21,578
TeliaSonera AB	6,328	51,846

		73,424

		860,830

Switzerland 5.6%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	4,060	104,190
Geberit AG - Reg’d	56	16,503
Schindler Holding AG	56	7,746
Schindler Holding AG - Reg’d	14	1,954
Wolseley plc	910	49,146

		179,539

Commercial & Professional Services 0.4%
Adecco S.A. - Reg’d *	574	44,337
SGS S.A. - Reg’d	5	11,304
Tyco International Ltd.	2,200	83,908

		139,549

Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A.	406	41,380
The Swatch Group AG	28	18,405
The Swatch Group AG - Reg’d	42	4,708

		64,493

Diversified Financials 0.3%
Credit Suisse Group AG - Reg’d *	2,870	85,688
GAM Holding AG *	630	11,608
UBS AG - Reg’d *	1,092	20,882

		118,178

Energy 0.3%
Noble Corp. plc	630	24,015
Transocean Ltd.	1,120	56,592
Weatherford International Ltd. *	2,450	38,367

		118,974

Food, Beverage & Tobacco 1.1%
Aryzta AG *	182	13,605
Nestle S.A. - Reg’d	5,670	415,375

		428,980

Insurance 0.5%
Baloise Holding AG - Reg’d	112	13,262
Swiss Life Holding AG - Reg’d *	84	17,439
Swiss Re AG *	672	59,975
Zurich Insurance Group AG *	434	121,461

		212,137

Materials 0.6%
Clariant AG - Reg’d *	742	13,040
Givaudan S.A. - Reg’d *	14	19,815
Glencore Xstrata plc *	19,600	99,480
Holcim Ltd. - Reg’d *	644	46,858
Sika AG	3	9,883
Syngenta AG - Reg’d	112	44,123

		233,199

Media 0.0%
Informa plc	1,232	11,251

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Lonza Group AG - Reg’d *	140	13,084
Novartis AG - Reg’d	3,612	286,394
Roche Holding AG	828	231,505

		530,983

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	3,542	28,019

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	952	50,190

Telecommunication Services 0.1%
Swisscom AG - Reg’d	56	28,705

10

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	126	16,370

		2,160,567

United Kingdom 17.6%

Automobiles & Components 0.1%
GKN plc	3,290	20,430

Banks 2.4%
Barclays plc	44,072	196,146
HSBC Holdings plc	45,738	510,887
Lloyds Banking Group plc *	93,072	118,001
Royal Bank of Scotland Group plc *	7,238	38,794
Standard Chartered plc	2,870	68,097

		931,925

Capital Goods 0.7%
BAE Systems plc	10,570	74,001
Balfour Beatty plc	3,500	15,336
Bunzl plc	686	15,597
Carillion plc	2,002	9,881
Cobham plc	2,450	10,607
Foster Wheeler AG *	420	12,739
IMI plc	574	13,803
Meggitt plc	1,260	10,301
Rolls-Royce Holdings plc *	2,506	50,696
SIG plc	4,410	15,524
Smiths Group plc	812	18,275
The Weir Group plc	210	7,368
Travis Perkins plc	658	19,358
Vesuvius plc	1,190	9,470

		282,956

Commercial & Professional Services 0.2%
Aggreko plc	224	5,889
Capita plc	868	14,176
G4S plc	4,410	18,869
Hays plc	6,720	13,649
Serco Group plc	1,008	7,521

		60,104

Consumer Durables & Apparel 0.2%
Barratt Developments plc	3,766	20,308
Burberry Group plc	476	11,906
Persimmon plc *	896	17,025
Taylor Wimpey plc	9,030	15,739

		64,978

Consumer Services 0.5%
Carnival plc	602	22,020
Compass Group plc	4,060	61,251
InterContinental Hotels Group plc	336	10,474
Ladbrokes plc	2,352	6,734
Thomas Cook Group plc *	13,846	39,419
TUI Travel plc	3,150	18,952
Whitbread plc	350	20,450
William Hill plc	1,470	9,285

		188,585

Diversified Financials 0.1%
ICAP plc	1,526	10,351
Man Group plc	17,542	25,488

		35,839

Energy 2.9%
AMEC plc	700	12,980
BG Group plc	6,692	136,858
BP plc	119,602	944,306
Ensco plc, Class A	294	17,370
John Wood Group plc	910	11,865
Tullow Oil plc	420	5,982

		1,129,361

Food & Staples Retailing 0.8%
J Sainsbury plc	8,778	58,579
Tesco plc	34,174	194,778
William Morrison Supermarkets plc	15,694	68,254

		321,611

Food, Beverage & Tobacco 1.3%
Associated British Foods plc	742	27,870
British American Tobacco plc	3,122	166,767
Diageo plc	2,842	90,593
Imperial Tobacco Group plc	1,988	75,680
SABMiller plc	924	47,722
Tate & Lyle plc	1,120	14,402
Unilever plc	1,946	78,703

		501,737

Health Care Equipment & Services 0.1%
Smith & Nephew plc	1,652	22,068

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	840	67,546

Insurance 0.8%
Amlin plc	1,442	10,629
Aviva plc	13,342	93,823
Legal & General Group plc	8,834	30,953
Old Mutual plc	11,872	38,719
Prudential plc	2,562	54,851
Resolution Ltd.	5,474	30,675
RSA Insurance Group plc	12,796	22,302
Standard Life plc	3,374	19,421
Willis Group Holdings plc	294	13,165

		314,538

Materials 1.4%
Anglo American plc	7,154	158,084
Antofagasta plc	588	7,648
BHP Billiton plc	3,850	117,238
Johnson Matthey plc	672	34,894
Kazakhmys plc	1,722	6,694
Mondi plc	1,330	21,895
Rexam plc	2,478	20,279
Rio Tinto plc	3,010	160,809
Vedanta Resources plc	630	9,133

		536,674

Media 0.4%
British Sky Broadcasting Group plc	1,540	20,660
ITV plc	5,544	17,255
Pearson plc	1,778	39,318
Reed Elsevier plc	1,148	16,623
WPP plc	2,170	48,022

		141,878

 11

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	5,026	289,261
GlaxoSmithKline plc	13,650	361,886

		651,147

Real Estate 0.1%
British Land Co. plc	1,176	11,770
Land Securities Group plc	1,456	22,729

		34,499

Retailing 0.6%
Dixons Retail plc *	23,590	19,862
Home Retail Group plc	13,524	42,290
Inchcape plc	2,408	23,469
Kingfisher plc	9,366	57,671
Marks & Spencer Group plc	7,616	60,755
Next plc	378	34,024

		238,071

Software & Services 0.0%
The Sage Group plc	2,520	14,381

Telecommunication Services 2.1%
BT Group plc	27,370	167,094
Cable & Wireless Communications plc	24,150	18,866
Inmarsat plc	770	8,753
Vodafone Group plc	163,870	608,793

		803,506

Transportation 0.1%
FirstGroup plc	7,742	14,495
International Consolidated Airlines Group S.A. *	2,282	13,693
National Express Group plc	2,464	10,740

		38,928

Utilities 0.9%
Centrica plc	15,330	84,951
Drax Group plc	1,820	20,615
National Grid plc	8,876	112,680
Pennon Group plc	798	8,431
Severn Trent plc	588	17,010
SSE plc	3,038	66,037
United Utilities Group plc	2,128	22,954

		332,678

		6,733,440

Total Common Stock
(Cost $35,994,988)		37,505,067

Other Investment Companies 1.3% of net assets

United States 1.3%

Equity Fund 1.2%
iShares MSCI EAFE ETF	7,000	463,680

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	17,164	17,164

Total Other Investment Companies
(Cost $479,028)		480,844

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	154	13,380
Volkswagen AG	420	111,682

		125,062

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	238	27,042

Utilities 0.0%
RWE AG	280	9,641

Total Preferred Stock
(Cost $150,180)		161,745

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $36,624,196 and the unrealized appreciation and depreciation were $1,827,455 and ($303,995), respectively, with a net unrealized appreciation of $1,523,460.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are

12

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

 13

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$37,505,067	$—	$—	$37,505,067
Other Investment Companies[1]	480,844	—	—	480,844
Preferred Stock[1]	161,745	—	—	161,745

Total	$38,147,656	$—	$—	$38,147,656

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG79046NOV13

14

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. Fore more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	15,372,276	15,988,075
0.1%	Other Investment Company	23,944	25,055
0.4%	Preferred Stock	59,753	65,628
—%	Rights	—	—

99.7%	Total Investments	15,455,973	16,078,758
0.3%	Other Assets and Liabilities, Net		40,726

100.0%	Net Assets		16,119,484

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Australia 4.5%

Banks 0.2%
Bank of Queensland Ltd.	1,326	14,747
Bendigo & Adelaide Bank Ltd.	1,734	17,843

		32,590

Capital Goods 0.2%
Ausdrill Ltd.	1,500	1,069
Boart Longyear Ltd.	21,948	6,017
Bradken Ltd.	1,578	8,003
Cardno Ltd.	444	2,743
GWA Group Ltd.	3,540	9,802
Monadelphous Group Ltd.	468	7,057

		34,691

Commercial & Professional Services 0.3%
ALS Ltd.	1,416	10,857
Programmed Maintenance Services Ltd.	1,530	4,223
Seek Ltd.	570	6,964
Skilled Group Ltd.	2,454	7,535
Transfield Services Ltd.	10,878	11,283
Transpacific Industries Group Ltd. *	11,370	11,949

		52,811

Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	870	4,492

Consumer Services 0.2%
Aristocrat Leisure Ltd.	2,562	11,051
Echo Entertainment Group Ltd.	3,360	7,738
Flight Centre Travel Group Ltd.	174	7,742

		26,531

Diversified Financials 0.3%
ASX Ltd.	492	16,681
Challenger Ltd.	2,352	12,939
IOOF Holdings Ltd.	360	2,875
Perpetual Ltd.	258	10,539

		43,034

Energy 0.1%
AWE Ltd. *	6,030	6,585
Beach Energy Ltd.	5,628	6,918

		13,503

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd.	32,532	20,068
GrainCorp Ltd.	900	7,172
Treasury Wine Estates Ltd.	3,054	13,703

		40,943

Health Care Equipment & Services 0.4%
Ansell Ltd.	810	15,034
Cochlear Ltd.	174	9,299
Primary Health Care Ltd.	3,000	13,708
Ramsay Health Care Ltd.	390	13,807
Sigma Pharmaceuticals Ltd.	31,692	17,087

		68,935

Insurance 0.1%
NIB Holdings Ltd.	3,270	7,321

Materials 0.5%
Adelaide Brighton Ltd.	3,210	11,118
Aquarius Platinum Ltd. *	17,214	12,821
DuluxGroup Ltd.	540	2,709
Fortescue Metals Group Ltd.	1,890	9,810
Iluka Resources Ltd.	1,386	11,108
Mount Gibson Iron Ltd.	4,212	4,022
Nufarm Ltd.	2,310	10,323
OZ Minerals Ltd.	4,110	11,531

		73,442

Media 0.1%
Seven West Media Ltd.	3,564	7,230
Southern Cross Media Group Ltd.	3,792	5,441
Ten Network Holdings Ltd. *	24,234	6,422

		19,093

Real Estate 0.6%
Australand Property Group	1,686	5,793
CFS Retail Property Trust Group	7,668	14,365
Charter Hall Retail REIT	848	2,937
Commonwealth Property Office Fund	8,648	10,037
Dexus Property Group	21,300	20,341
Goodman Group	3,138	13,880
GPT Group	5,904	19,315
Investa Office Fund	2,408	6,866
Westfield Retail Trust	2,544	7,091

		100,625

Retailing 0.6%
Automotive Holdings Group Ltd.	1,326	4,399
David Jones Ltd.	8,130	22,066
Harvey Norman Holdings Ltd.	5,052	14,912
JB Hi-Fi Ltd.	804	14,989

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Myer Holdings Ltd.	7,380	19,221
Pacific Brands Ltd.	21,990	13,162
Premier Investments Ltd.	1,158	8,307

		97,056

Software & Services 0.1%
Computershare Ltd.	2,274	22,630

Transportation 0.2%
Aurizon Holdings Ltd.	4,512	19,256
Transurban Group	2,940	18,834

		38,090

Utilities 0.3%
APA Group	2,766	15,469
DUET Group	9,000	17,272
SP Ausnet	11,400	12,085

		44,826

		720,613

Austria 0.7%

Banks 0.1%
Raiffeisen Bank International AG	606	22,369

Capital Goods 0.1%
Zumtobel AG	588	9,287

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	24	2,527

Insurance 0.1%
Vienna Insurance Group AG	270	14,197

Materials 0.1%
Lenzing AG	78	5,034
RHI AG	168	6,020

		11,054

Real Estate 0.2%
Immofinanz AG *	6,200	29,748

Transportation 0.1%
Oesterreichische Post AG	372	17,998

Utilities 0.0%
Verbund AG	282	6,140

		113,320

Belgium 1.1%

Capital Goods 0.1%
Cie d’Entreprises CFE	108	9,702

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	84	9,330
Gimv N.V.	144	7,335
Groupe Bruxelles Lambert S.A.	192	17,008
Sofina S.A.	66	7,095

		40,768

Materials 0.1%
Nyrstar *	3,270	9,973
Tessenderlo Chemie N.V.	600	14,476

		24,449

Media 0.1%
Telenet Group Holding N.V.	318	17,535

Real Estate 0.1%
Befimmo S.A.	60	4,132
Cofinimmo	78	9,638

		13,770

Retailing 0.1%
D’Ieteren S.A. N.V.	474	22,288

Technology Hardware & Equipment 0.1%
Barco N.V.	120	9,136
EVS Broadcast Equipment S.A.	78	4,381

		13,517

Telecommunication Services 0.1%
Mobistar S.A.	1,176	21,680

Utilities 0.1%
Elia System Operator S.A. N.V.	300	13,537

		177,246

Canada 8.0%

Automobiles & Components 0.2%
Linamar Corp.	474	18,589
Martinrea International, Inc.	942	7,901

		26,490

Banks 0.2%
Canadian Western Bank	210	6,921
Genworth MI Canada, Inc.	456	15,075
Home Capital Group, Inc.	108	8,751
Laurentian Bank of Canada	174	7,790

		38,537

Capital Goods 0.6%
Aecon Group, Inc.	612	8,873
Bird Construction, Inc.	342	3,964
CAE, Inc.	1,446	16,240
Genivar, Inc.	150	4,450
MacDonald, Dettwiler & Associates Ltd.	168	13,288
Russel Metals, Inc.	816	21,789
Toromont Industries Ltd.	702	16,962
Wajax Corp.	258	8,688

		94,254

Commercial & Professional Services 0.4%
Newalta Corp.	462	7,069
Progressive Waste Solutions Ltd.	768	19,695
Ritchie Bros. Auctioneers, Inc.	366	7,523
Stantec, Inc.	180	11,684
Transcontinental, Inc., Class A	1,344	21,429

		67,400

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	408	14,336
Gildan Activewear, Inc.	354	17,167
Lululemon Athletica, Inc. *	42	2,928

		34,431

Consumer Services 0.0%
EnerCare, Inc.	618	5,884

Diversified Financials 0.4%
AGF Management Ltd., Class B	1,302	17,648
CI Financial Corp.	828	26,755
Dundee Corp., Class A *	324	5,628

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GMP Capital, Inc.	1,032	5,849

		55,880

Energy 2.0%
Advantage Oil & Gas Ltd. *	3,690	15,022
AltaGas Ltd.	498	18,242
Calfrac Well Services Ltd.	102	3,043
Enerflex Ltd.	426	5,621
Ensign Energy Services, Inc.	1,098	16,832
Freehold Royalties Ltd.	210	4,477
Gibson Energy, Inc.	648	15,706
Gran Tierra Energy, Inc. *	384	2,746
Keyera Corp.	324	18,797
Lightstream Resources Ltd.	2,034	10,701
Mullen Group Ltd.	726	19,139
Nuvista Energy Ltd. *	612	4,087
Pacific Rubiales Energy Corp.	810	15,111
Parkland Fuel Corp.	642	11,073
Pason Systems, Inc.	132	2,861
Pembina Pipeline Corp.	738	23,527
Petrominerales Ltd.	1,428	16,523
Peyto Exploration & Development Corp.	384	11,422
Precision Drilling Corp.	2,988	27,828
Savanna Energy Services Corp.	786	5,731
ShawCor Ltd.	336	12,742
Trican Well Service Ltd.	972	11,568
Trinidad Drilling Ltd.	1,494	13,928
Veresen, Inc.	1,446	18,685
Vermilion Energy, Inc.	432	23,997

		329,409

Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	258	3,582
The Jean Coutu Group, Inc., A Shares	822	14,177
The North West Co., Inc.	516	13,160

		30,919

Food, Beverage & Tobacco 0.2%
Cott Corp.	1,200	10,031
Maple Leaf Foods, Inc.	1,212	19,233

		29,264

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	426	19,483

Materials 1.3%
Agnico Eagle Mines Ltd.	450	12,314
Canfor Corp. *	462	10,255
CCL Industries, Inc., Class B	168	13,801
Centerra Gold, Inc.	1,614	4,848
Chemtrade Logistics Income Fund	403	6,471
Dominion Diamond Corp. *	553	7,475
Eldorado Gold Corp.	1,050	6,327
Franco-Nevada Corp.	72	2,898
HudBay Minerals, Inc.	1,518	10,969
IAMGOLD Corp.	2,640	11,595
Lundin Mining Corp. *	3,788	15,528
Major Drilling Group International, Inc.	780	6,012
Methanex Corp.	678	41,620
New Gold, Inc. *	450	2,342
Pan American Silver Corp.	606	6,491
Sherritt International Corp.	5,400	17,597
Silver Wheaton Corp.	300	6,285
Thompson Creek Metals Co., Inc. *	2,568	7,180
West Fraser Timber Co., Ltd.	258	22,859

		212,867

Media 0.5%
Aimia, Inc.	1,134	20,084
Cineplex, Inc.	360	14,533
Cogeco Cable, Inc.	150	6,806
Corus Entertainment, Inc.	552	12,722
Quebecor, Inc., Class B	1,182	29,475

		83,620

Real Estate 0.4%
Boardwalk Real Estate Investment Trust	90	5,028
Brookfield Office Properties, Inc.	1,038	20,187
Calloway Real Estate Investment Trust	240	5,706
Canadian Real Estate Investment Trust	126	5,059
First Capital Realty, Inc.	162	2,684
Granite Real Estate Investment Trust	276	9,346
H&R Real Estate Investment Trust	360	7,240
RioCan Real Estate Investment Trust	462	10,753

		66,003

Retailing 0.2%
Dollarama, Inc.	162	13,114
Reitmans (Canada) Ltd., Class A	1,326	7,527
Sears Canada, Inc.	876	15,870

		36,511

Software & Services 0.2%
Davis & Henderson Corp.	492	13,058
Open Text Corp.	144	12,247

		25,305

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	444	12,196

Transportation 0.2%
TransForce, Inc.	762	18,116
Westshore Terminals Investment Corp.	198	6,430

		24,546

Utilities 0.6%
ATCO Ltd., Class I	588	26,992
Capital Power Corp.	756	14,924
Emera, Inc.	678	18,777
Just Energy Group, Inc.	1,818	12,896
Northland Power, Inc.	360	5,363
Superior Plus Corp.	1,962	20,663

		99,615

		1,292,614

Denmark 1.5%

Banks 0.3%
Jyske Bank A/S *	456	24,704
Sydbank A/S *	726	20,461

		45,165

Capital Goods 0.2%
NKT Holding A/S	354	16,568
Rockwool International A/S, B Shares	78	13,661
Solar A/S	96	5,853

		36,082

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
Pandora A/S	246	12,788

Food, Beverage & Tobacco 0.1%
Royal UNIBREW A/S	48	6,703
Schouw & Co.	102	3,854

		10,557

Health Care Equipment & Services 0.2%
Coloplast A/S Class B	234	15,394
GN Store Nord A/S	540	12,922
William Demant Holding A/S *	60	5,619

		33,935

Insurance 0.1%
Topdanmark A/S *	456	12,094
Tryg A/S	144	13,040

		25,134

Materials 0.0%
Chr Hansen Holding A/S	144	5,291

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
H. Lundbeck A/S	660	14,457
Novozymes A/S, B Shares	606	23,484

		37,941

Software & Services 0.1%
SimCorp A/S	288	10,120

Transportation 0.2%
D/S Norden A/S	690	31,185

		248,198

Finland 2.1%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	570	28,257

Capital Goods 0.6%
Cargotec Oyj, B Shares	402	15,304
Cramo Oyj	438	9,953
Konecranes Oyj	426	14,964
Outotec Oyj	1,080	11,029
Ramirent Oyj	720	9,362
Uponor Oyj	774	16,187
YIT Oyj	1,362	17,487

		94,286

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	972	19,110

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	913	17,279

Materials 0.7%
Huhtamaki Oyj	1,170	29,343
Kemira Oyj	1,158	18,652
Metsa Board Oyj	3,546	14,436
Outokumpu Oyj *	34,410	17,921
Rautaruukki Oyj	3,906	35,100
Tikkurila Oyj	240	6,748

		122,200

Media 0.2%
Sanoma Oyj	2,682	26,274

Real Estate 0.0%
Sponda Oyj	1,110	5,501

Retailing 0.1%
Stockmann Oyj Abp, B Shares	528	8,095

Software & Services 0.1%
Tieto Oyj	990	21,365

		342,367

France 4.9%

Automobiles & Components 0.3%
Faurecia *	852	28,769
Plastic Omnium S.A.	498	15,256

		44,025

Banks 0.1%
Natixis	3,882	21,480

Capital Goods 0.4%
Areva S.A. *	630	16,298
Mersen	360	12,896
Saft Groupe S.A.	330	10,770
Zodiac Aerospace	174	29,578

		69,542

Commercial & Professional Services 0.6%
Bureau Veritas S.A.	576	17,144
Derichebourg S.A. *	1,620	5,263
Edenred	576	20,822
Societe BIC S.A.	168	20,637
Teleperformance	576	32,852

		96,718

Consumer Durables & Apparel 0.2%
Nexity S.A.	450	16,534
SEB S.A.	228	21,367

		37,901

Consumer Services 0.1%
Club Mediterranee S.A. *	474	11,191

Diversified Financials 0.2%
Eurazeo S.A.	360	26,567

Energy 0.1%
Bourbon S.A.	450	11,825
Etablissements Maurel et Prom	420	6,442

		18,267

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	72	6,151
Vilmorin & Cie S.A.	42	5,352

		11,503

Health Care Equipment & Services 0.1%
bioMerieux	90	9,146
Orpea	120	7,001

		16,147

Insurance 0.1%
Euler Hermes S.A.	120	15,853

Materials 0.2%
Eramet	156	14,622
Imerys S.A.	318	25,762

		40,384

Media 0.7%
Havas S.A.	1,614	13,172
Ipsos	216	9,026

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
JC Decaux S.A.	402	15,854
Metropole Television S.A.	1,074	23,477
Societe Television Francaise 1	1,704	31,901
Technicolor S.A. *	5,088	25,840

		119,270

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	180	8,492

Real Estate 0.5%
Fonciere Des Regions	258	21,990
Gecina S.A.	102	13,427
ICADE	228	20,957
Klepierre	456	21,215
Mercialys S.A.	156	3,335
Societe Immobiliere de Location pour l’Industrie et le Commerce	60	6,903

		87,827

Software & Services 0.3%
Alten S.A.	210	9,378
Altran Technologies S.A. *	1,080	9,632
Dassault Systemes S.A.	120	13,801
UbiSoft Entertainment *	1,356	17,890

		50,701

Technology Hardware & Equipment 0.3%
Ingenico	114	8,542
Neopost S.A.	408	31,936

		40,478

Telecommunication Services 0.1%
Iliad S.A.	54	12,808

Transportation 0.4%
Aeroports de Paris	240	26,469
Bollore S.A.	30	16,324
Groupe Eurotunnel S.A. - Reg’d	1,950	19,201

		61,994

		791,148

Germany 3.5%

Automobiles & Components 0.2%
ElringKlinger AG	156	6,517
Grammer AG	84	4,280
Leoni AG	360	26,954

		37,751

Banks 0.1%
Aareal Bank AG *	348	12,812

Capital Goods 0.8%
Bauer AG	210	5,348
BayWa AG	270	14,017
Deutz AG *	1,284	11,199
Duerr AG	102	8,916
Gildemeister AG	414	12,804
Heidelberger Druckmaschinen AG *	7,158	26,811
Indus Holding AG	318	12,132
Krones AG	108	9,260
Nordex SE *	768	11,184
Pfeiffer Vacuum Technology AG	48	5,986
SGL Carbon SE	180	7,399
Vossloh AG	60	5,751

		130,807

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	132	5,572
Hugo Boss AG	72	9,686
Puma SE	30	9,583

		24,841

Food, Beverage & Tobacco 0.1%
Suedzucker AG	660	16,674

Health Care Equipment & Services 0.2%
Draegerwerk AG & Co. KGaA	18	1,931
Rhoen Klinikum AG	1,068	29,817

		31,748

Insurance 0.0%
Talanx AG *	103	3,450

Materials 0.4%
Fuchs Petrolub SE	78	6,468
Symrise AG	570	25,300
Wacker Chemie AG	270	28,854

		60,622

Media 0.3%
Axel Springer AG	360	21,689
ProSiebenSat.1 Media AG - Reg’d	432	19,478

		41,167

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	204	13,795
Stada Arzneimittel AG	486	25,168

		38,963

Real Estate 0.1%
Deutsche Euroshop AG	126	5,607
GAGFAH S.A. *	492	7,155
GSW Immobilien AG	48	1,994

		14,756

Retailing 0.1%
Fielmann AG	78	8,934

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	564	7,848
Kontron AG	1,152	8,827
SMA Solar Technology AG	162	6,496

		23,171

Software & Services 0.3%
Bechtle AG	216	14,059
Software AG	450	17,260
United Internet AG - Reg’d	486	19,563

		50,882

Technology Hardware & Equipment 0.2%
Jenoptik AG	462	7,646
Wincor Nixdorf AG	396	27,180

		34,826

Telecommunication Services 0.1%
Telefonica Deutschland Holding AG	1,338	10,931

Transportation 0.1%
Fraport AG	246	18,147

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hamburger Hafen und Logistik AG	252	6,445

		24,592

		566,927

Hong Kong 2.7%

Automobiles & Components 0.1%
Kerry Logistics Network Ltd. (a)	1,500	1,567
Xinyi Glass Holdings Ltd.	12,000	12,693

		14,260

Banks 0.2%
Bank of East Asia Ltd.	6,000	26,662
Wing Hang Bank Ltd.	200	2,962

		29,624

Capital Goods 0.2%
Johnson Electric Holdings Ltd.	12,000	10,835
NWS Holdings Ltd.	6,000	9,070
Singamas Container Holdings Ltd.	24,000	6,006

		25,911

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	6,000	16,136

Consumer Services 0.3%
Cafe de Coral Holdings Ltd.	600	2,024
Galaxy Entertainment Group Ltd. *	300	2,349
Sands China Ltd.	2,400	18,156
SJM Holdings Ltd.	6,000	19,232
Wynn Macau Ltd.	2,400	9,210

		50,971

Diversified Financials 0.1%
First Pacific Co., Ltd.	12,000	13,776
Guoco Group Ltd.	200	2,435

		16,211

Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	900	9,324

Media 0.0%
Television Broadcasts Ltd.	1,200	7,530

Real Estate 0.8%
Great Eagle Holdings Ltd.	1,000	3,483
Hang Lung Group Ltd.	2,000	10,590
Hang Lung Properties Ltd.	6,000	20,161
Henderson Land Development Co., Ltd.	1,000	5,850
Hongkong Land Holdings Ltd.	3,000	17,730
Hysan Development Co., Ltd.	1,000	4,643
Kerry Properties Ltd.	3,000	11,880
New World Development Co., Ltd.	18,000	24,425
Sino Land Co., Ltd.	12,000	16,438
Swire Properties Ltd.	2,400	6,454
Wheelock & Co., Ltd.	3,000	14,608

		136,262

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	6,000	18,807
Luk Fook Holdings International Ltd.	600	2,217

		21,024

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	1,200	16,036

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	12,000	4,597

Transportation 0.6%
Cathay Pacific Airways Ltd.	12,000	25,416
MTR Corp., Ltd.	6,000	23,334
Orient Overseas International Ltd.	3,500	18,510
Pacific Basin Shipping Ltd.	31,000	22,232

		89,492

		437,378

Ireland 0.8%

Capital Goods 0.3%
Grafton Group plc	3,300	33,650
Kingspan Group plc	1,182	20,511

		54,161

Consumer Services 0.1%
Paddy Power plc	120	9,266

Food, Beverage & Tobacco 0.1%
C&C Group plc	2,592	15,687
Glanbia plc	588	8,506

		24,193

Health Care Equipment & Services 0.1%
United Drug plc	2,856	14,643

Insurance 0.1%
FBD Holdings plc	366	8,347

Materials 0.1%
James Hardie Industries plc CDI	1,008	11,551

Transportation 0.0%
Aer Lingus Group plc	1,170	2,155

		124,316

Israel 1.3%

Banks 0.3%
Bank Hapoalim B.M.	5,208	29,035
Israel Discount Bank Ltd., A Shares *	5,652	11,464
Mizrahi Tefahot Bank Ltd.	630	7,976

		48,475

Capital Goods 0.1%
Discount Investment Corp. *	1,308	10,021
Elbit Systems Ltd.	228	12,621

		22,642

Energy 0.2%
Delek Group Ltd.	36	13,622
Oil Refineries Ltd. *	25,008	7,880
Paz Oil Co., Ltd. *	72	11,313

		32,815

Food & Staples Retailing 0.1%
Shufersal Ltd.	1,740	6,836

Materials 0.1%
The Israel Corp., Ltd. *	30	15,422

Software & Services 0.2%
Check Point Software Technologies Ltd. *	450	27,837

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NICE Systems Ltd.	174	6,806

		34,643

Telecommunication Services 0.3%
Cellcom Israel Ltd.	2,166	29,329
Partner Communications Co., Ltd. *	2,478	23,550

		52,879

		213,712

Italy 3.0%

Automobiles & Components 0.1%
Piaggio & C S.p.A.	2,550	8,402

Banks 0.3%
Banca Carige S.p.A. *	18,828	12,531
Banca Piccolo Credito Valtellinese Scarl *	11,256	22,421
Banca Popolare di Sondrio Scrl	2,340	13,037

		47,989

Capital Goods 0.3%
Astaldi S.p.A.	660	7,050
C.I.R. S.p.A - Compagnie Industriali Riunite *	11,328	18,724
Danieli & C Officine Meccaniche S.p.A.	264	6,295
Impregilo S.p.A.	1,752	11,975

		44,044

Consumer Durables & Apparel 0.4%
De’Longhi S.p.A.	198	3,467
Geox S.p.A.	1,776	6,132
Indesit Co. S.p.A.	810	10,119
Luxottica Group S.p.A.	450	23,883
Prada S.p.A.	600	5,793
Safilo Group S.p.A. *	468	11,667
Tod’s S.p.A.	42	7,125

		68,186

Consumer Services 0.2%
Autogrill S.p.A. *	1,164	9,707
GTECH S.p.A.	540	16,653

		26,360

Diversified Financials 0.1%
Azimut Holding S.p.A.	360	9,230

Energy 0.2%
ERG S.p.A.	1,794	23,889
Saras S.p.A. *	13,218	16,026

		39,915

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	1,260	10,173
Parmalat S.p.A.	4,368	14,642

		24,815

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	2,070	5,879

Insurance 0.4%
Fondiaria-Sai S.p.A. *	5,838	15,298
Mediolanum S.p.A.	948	8,442
Societa Cattolica di Assicurazioni Scrl	450	11,941
Unipol Gruppo Finanziario S.p.A.	5,124	25,799

		61,480

Materials 0.1%
Buzzi Unicem S.p.A.	1,224	21,032

Media 0.0%
RCS MediaGroup S.p.A. *	1,554	2,916

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	768	10,927

Real Estate 0.0%
Beni Stabili S.p.A.	9,456	6,416

Transportation 0.2%
Ansaldo STS S.p.A.	684	7,423
ASTM S.p.A.	714	11,170
Societa Iniziative Autostradali e Servizi S.p.A.	804	8,046

		26,639

Utilities 0.5%
ACEA S.p.A.	1,344	14,868
Enel Green Power S.p.A.	6,768	16,679
Hera S.p.A.	10,128	22,615
IREN S.p.A.	13,488	20,844

		75,006

		479,236

Japan 37.8%

Automobiles & Components 3.1%
Aisan Industry Co., Ltd.	1,200	11,629
Akebono Brake Industry Co., Ltd.	1,200	5,850
Calsonic Kansei Corp.	6,000	30,186
Exedy Corp.	600	18,874
FCC Co., Ltd.	600	12,491
Futaba Industrial Co., Ltd. *	2,400	8,792
Imasen Electric Industrial	600	8,962
Keihin Corp.	1,200	19,893
Koito Manufacturing Co., Ltd.	1,000	19,255
KYB Co., Ltd.	6,000	36,282
Mitsuba Corp.	500	8,357
Mitsubishi Motors Corp. *	1,200	13,012
Musashi Seimitsu Industry Co., Ltd.	600	13,141
NGK Spark Plug Co., Ltd.	1,500	34,846
Nifco, Inc.	600	15,767
Nissan Shatai Co., Ltd.	500	7,610
Nissin Kogyo Co., Ltd.	600	12,010
Nok Corp.	1,200	19,225
Press Kogyo Co., Ltd.	1,000	4,396
Riken Corp.	1,000	4,318
Sanden Corp.	1,000	4,122
Showa Corp.	700	10,497
Sumitomo Rubber Industries Ltd.	1,300	18,364
T RAD Co., Ltd.	1,000	2,696
Tachi-S Co., Ltd.	600	8,857
Takata Corp.	600	16,119
The Yokohama Rubber Co., Ltd.	500	5,178
Tokai Rika Co., Ltd.	1,200	24,348
Tokai Rubber Industries Ltd.	700	6,722
Toyo Tire & Rubber Co., Ltd.	1,000	5,910
Toyoda Gosei Co., Ltd.	1,200	29,518
Toyota Boshoku Corp.	1,800	24,794
TS Tech Co., Ltd.	600	21,042
Unipres Corp.	1,200	21,101

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yorozu Corp.	100	1,806

		505,970

Banks 1.7%
Aozora Bank Ltd.	2,000	5,764
Fukuoka Financial Group, Inc.	6,000	26,904
Hokuhoku Financial Group, Inc.	12,000	24,618
Seven Bank Ltd.	3,600	12,450
Shinsei Bank Ltd.	12,000	29,659
Suruga Bank Ltd.	1,000	16,676
The 77 Bank Ltd.	1,000	4,943
The Awa Bank Ltd.	1,000	5,070
The Bank of Kyoto Ltd.	1,000	8,587
The Chugoku Bank Ltd.	1,000	13,549
The Daishi Bank Ltd.	1,000	3,487
The Gunma Bank Ltd.	1,000	5,666
The Hachijuni Bank Ltd.	2,000	11,859
The Hiroshima Bank Ltd.	1,000	4,113
The Hyakugo Bank Ltd.	1,000	4,005
The Iyo Bank Ltd.	1,200	12,145
The Joyo Bank Ltd.	2,000	10,218
The Juroku Bank Ltd.	1,000	3,781
The Kagoshima Bank Ltd.	1,000	6,418
The Keiyo Bank Ltd.	1,000	4,972
The Kiyo Bank Ltd. *	600	8,018
The Musashino Bank Ltd.	100	3,478
The Nishi-Nippon City Bank Ltd.	6,000	15,650
The Ogaki Kyoritsu Bank Ltd.	1,000	2,745
The San-In Godo Bank Ltd.	1,000	7,161
The Shiga Bank Ltd.	1,000	5,246
The Shizuoka Bank Ltd.	1,000	11,322
Yamaguchi Financial Group, Inc.	1,000	9,241

		277,745

Capital Goods 7.4%
Aica Kogyo Co., Ltd.	600	12,385
Amada Co., Ltd.	3,000	26,581
Asahi Diamond Industrial Co., Ltd.	600	5,504
Central Glass Co., Ltd.	6,000	19,987
Chiyoda Corp.	1,000	13,686
CKD Corp.	700	6,763
COMSYS Holdings Corp.	1,800	25,479
Daifuku Co., Ltd.	1,500	19,211
Daihen Corp.	1,000	4,416
Ebara Corp.	6,000	36,809
Fuji Electric Co., Ltd.	6,000	27,197
Fuji Machine Manufacturing Co., Ltd.	700	5,888
Fujitec Co., Ltd.	1,000	12,436
Furukawa Co., Ltd.	6,000	12,250
Futaba Corp.	600	7,503
Glory Ltd.	600	16,248
GS Yuasa Corp.	3,000	17,320
Hino Motors Ltd.	1,500	23,255
Hitachi Construction Machinery Co., Ltd.	1,200	25,696
Hitachi Koki Co., Ltd.	600	4,326
Hitachi Zosen Corp.	1,300	10,211
Hoshizaki Electric Co., Ltd.	600	20,691
Inaba Denki Sangyo Co., Ltd.	600	18,082
Inabata & Co., Ltd.	1,300	14,147
Iseki & Co., Ltd.	1,000	3,116
Iwatani Corp.	6,000	33,175
Kamei Corp.	700	5,231
Kandenko Co., Ltd.	6,000	34,289
Kanematsu Corp.	7,000	10,873
Keihan Electric Railway Co., Ltd.	1,000	3,839
Kinden Corp.	2,000	21,081
Kitz Corp.	1,200	4,970
Komori Corp.	1,200	18,803
Kurita Water Industries Ltd.	1,200	25,708
Kuroda Electric Co., Ltd.	1,200	17,983
Kyowa Exeo Corp.	1,200	14,501
Mabuchi Motor Co., Ltd.	100	6,018
Maeda Corp.	800	5,056
Maeda Road Construction Co., Ltd.	1,000	15,376
Makino Milling Machine Co., Ltd.	1,000	8,167
Meidensha Corp.	1,000	3,810
Minebea Co., Ltd.	6,000	42,378
Mirait Holdings Corp.	1,300	11,049
MISUMI Group, Inc.	600	17,104
Miura Co., Ltd.	600	15,404
Mori Seiki Co., Ltd.	1,200	19,882
Nabtesco Corp.	600	13,985
Nachi-Fujikoshi Corp.	1,000	5,099
NGK Insulators Ltd.	1,500	27,475
Nichias Corp.	600	4,261
Nippo Corp.	500	7,967
Nippon Densetsu Kogyo Co., Ltd.	1,000	12,123
Nippon Signal Co., Ltd.	600	4,314
Nishimatsu Construction Co., Ltd.	6,000	18,405
Nisshinbo Holdings, Inc.	2,000	18,248
Nitta Corp.	100	2,179
Nitto Boseki Co., Ltd.	1,000	5,197
Nitto Kogyo Corp.	100	1,561
Noritake Co., Ltd.	1,000	2,618
Noritz Corp.	600	13,001
NTN Corp. *	7,000	31,798
Oiles Corp.	100	2,095
OKUMA Corp.	400	4,142
Okumura Corp.	1,000	4,416
OSG Corp.	600	9,507
Penta-Ocean Construction Co., Ltd.	3,500	11,078
Ryobi Ltd.	3,000	12,690
Sanki Engineering Co., Ltd.	1,000	6,145
Sankyo Tateyama, Inc.	600	13,411
Sanwa Holdings Corp.	1,000	6,457
Shinmaywa Industries Ltd.	400	2,954
Sintokogio Ltd.	600	4,713
Tadano Ltd.	300	3,995
Taikisha Ltd.	100	2,061
Takara Standard Co., Ltd.	400	3,048
Takasago Thermal Engineering Co., Ltd.	700	5,655
The Japan Steel Works Ltd.	3,000	16,031
The Nippon Road Co., Ltd.	6,000	33,000
THK Co., Ltd.	1,200	29,108
Toa Corp. *	1,000	2,247
Toda Corp.	6,000	20,339
TOKAI Holdings Corp.	600	2,052
Toshiba Machine Co., Ltd.	1,000	5,383
Toshiba Plant Systems & Services Corp.	1,000	15,210
Totetsu Kogyo Co., Ltd.	600	11,541
TOTO Ltd.	2,000	29,385
Toyo Engineering Corp.	1,000	3,781
Trusco Nakayama Corp.	600	12,842
Tsubakimoto Chain Co.	600	4,349
Ushio, Inc.	1,200	14,712

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamazen Corp.	700	4,301
Yuasa Trading Co., Ltd.	1,000	2,061

		1,190,824

Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	600	11,945
Duskin Co., Ltd.	700	13,594
Kokuyo Co., Ltd.	1,800	13,469
Kyodo Printing Co., Ltd.	1,000	2,726
Matsuda Sangyo Co., Ltd.	600	8,212
Meitec Corp.	100	2,818
Moshi Moshi Hotline, Inc.	100	1,074
Nissha Printing Co., Ltd. *	600	9,894
Okamura Corp.	1,000	8,304
Park24 Co., Ltd.	600	11,336
Sato Holdings Corp.	100	2,061
Sohgo Security Services Co., Ltd.	1,200	23,868
Temp Holdings Co., Ltd.	100	2,597
Toppan Forms Co., Ltd.	1,200	10,855

		122,753

Consumer Durables & Apparel 1.8%
Alpine Electronics, Inc.	700	9,615
Asics Corp.	1,200	19,823
Casio Computer Co., Ltd.	3,000	34,025
Foster Electric Co., Ltd.	600	11,776
Funai Electric Co., Ltd.	700	8,199
Gunze Ltd.	6,000	15,415
Haseko Corp. *	3,600	26,904
JVC Kenwood Corp.	3,600	6,717
Kurabo Industries Ltd.	1,000	1,758
Onward Holdings Co., Ltd.	3,000	24,061
PanaHome Corp.	1,400	9,888
Pioneer Corp. *	7,200	15,193
Rinnai Corp.	100	7,561
Sangetsu Co., Ltd.	600	15,146
Sankyo Co., Ltd.	600	27,519
Sanyo Shokai Ltd.	1,000	2,794
Sumitomo Forestry Co., Ltd.	2,400	28,697
Tamron Co., Ltd.	100	2,125
Token Corp.	120	6,248
Tomy Co., Ltd.	1,200	5,580
TSI Holdings Co., Ltd.	100	634
Unitika Ltd. *	7,000	4,240
Wacoal Holdings Corp.	1,000	10,922

		294,840

Consumer Services 0.8%
Accordia Golf Co., Ltd.	700	8,192
Doutor Nichires Holdings Co., Ltd.	600	9,888
HIS Co., Ltd.	600	32,531
McDonald’s Holdings Co. Japan Ltd.	600	16,517
MOS Food Services, Inc.	100	1,889
Plenus Co., Ltd.	600	13,757
Resorttrust, Inc.	100	3,698
Round One Corp.	700	5,518
Royal Holdings Co., Ltd.	100	1,535
Saizeriya Co., Ltd.	600	7,022
Tokyo Dome Corp.	1,000	6,887
Yoshinoya Holdings Co., Ltd.	700	8,097
Zensho Holdings Co., Ltd.	600	6,512

		122,043

Diversified Financials 0.9%
Acom Co., Ltd. *	3,600	13,364
AEON Financial Service Co., Ltd.	600	16,681
Aiful Corp. *	4,950	21,083
Century Tokyo Leasing Corp.	100	3,444
Daiwa Securities Group, Inc.	3,000	29,160
Hitachi Capital Corp.	600	17,303
Jaccs Co., Ltd.	1,000	4,631
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	14,349
Orient Corp. *	5,400	13,346
SBI Holdings, Inc.	1,300	18,008

		151,369

Energy 0.2%
Japan Petroleum Exploration Co.	600	23,094
Shinko Plantech Co., Ltd.	600	4,507

		27,601

Food & Staples Retailing 1.1%
Ain Pharmaciez, Inc.	600	27,812
Arcs Co., Ltd.	600	11,272
Cawachi Ltd.	600	10,779
Cocokara fine, Inc.	100	2,619
FamilyMart Co., Ltd.	600	27,431
Heiwado Co., Ltd.	700	10,278
Kato Sangyo Co., Ltd.	600	11,260
Matsumotokiyoshi Holdings Co., Ltd.	600	18,376
Mitsubishi Shokuhin Co., Ltd.	100	2,611
San-A Co., Ltd.	200	5,445
Sugi Holdings Co., Ltd.	600	24,295
Sundrug Co., Ltd.	100	4,508
Tsuruha Holdings, Inc.	100	9,212
Valor Co., Ltd.	600	7,802
Welcia Holdings Co., Ltd.	100	5,178
Yokohama Reito Co., Ltd.	100	790

		179,668

Food, Beverage & Tobacco 2.4%
Calbee, Inc.	700	17,766
Coca-Cola East Japan Co., Ltd.	1,200	24,032
Dydo Drinco, Inc.	100	4,264
Ezaki Glico Co., Ltd.	1,000	11,430
Fuji Oil Co., Ltd.	1,200	19,413
Hokuto Corp.	600	11,453
House Foods Corp.	1,200	18,323
Ito En Ltd.	600	12,965
Itoham Foods, Inc.	3,000	12,924
J-Oil Mills, Inc.	1,000	2,735
Kagome Co., Ltd.	1,200	20,081
Kewpie Corp.	1,200	17,045
Kikkoman Corp.	1,500	28,779
Marudai Food Co., Ltd.	1,000	2,970
Maruha Nichiro Holdings, Inc.	6,000	10,961
Megmilk Snow Brand Co., Ltd.	1,200	15,263
Mitsui Sugar Co., Ltd.	1,000	3,614
Morinaga & Co., Ltd.	6,000	12,250
Morinaga Milk Industry Co., Ltd.	6,000	17,408
Nichirei Corp.	2,000	10,590
Nippon Flour Mills Co., Ltd.	1,000	4,767
Nippon Suisan Kaisha Ltd. *	6,000	13,188
Nissin Foods Holdings Co., Ltd.	600	24,149
Prima Meat Packers Ltd.	6,000	11,664

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sapporo Holdings Ltd.	6,000	27,314
Takara Holdings, Inc.	500	4,894
The Nisshin Oillio Group Ltd.	1,000	3,146
Warabeya Nichiyo Co., Ltd.	600	11,096
Yakult Honsha Co., Ltd.	300	15,269

		389,753

Health Care Equipment & Services 0.4%
Miraca Holdings, Inc.	300	13,950
Nichii Gakkan Co.	1,200	10,093
Nihon Kohden Corp.	100	3,717
Nipro Corp.	1,200	10,879
Ship Healthcare Holdings, Inc.	100	4,269
Sysmex Corp.	100	6,506
Toho Holdings Co., Ltd.	1,200	20,515

		69,929

Household & Personal Products 0.6%
Fancl Corp.	1,800	20,081
Kobayashi Pharmaceutical Co., Ltd.	100	5,461
Kose Corp.	600	19,167
Lion Corp.	1,000	5,793
Mandom Corp.	100	3,199
Pigeon Corp.	100	4,792
Pola Orbis Holdings, Inc.	100	3,624
Unicharm Corp.	600	37,982

		100,099

Insurance 0.1%
Sony Financial Holdings, Inc.	600	10,691

Materials 4.7%
Adeka Corp.	1,400	15,578
Aichi Steel Corp.	1,000	4,670
Air Water, Inc.	1,500	20,998
Asahi Holdings, Inc.	600	10,339
Chugoku Marine Paints Ltd.	1,000	5,705
Daicel Corp.	3,000	23,797
Daido Steel Co., Ltd.	6,000	32,706
Daio Paper Corp.	1,000	8,294
Dowa Holdings Co., Ltd.	2,000	20,300
Earth Chemical Co., Ltd.	100	3,585
FP Corp.	100	7,346
Fuji Seal International, Inc.	600	19,489
Godo Steel Ltd.	1,000	1,778
Hitachi Chemical Co., Ltd.	1,800	27,431
Hitachi Metals Ltd.	1,000	14,214
Hokuetsu Kishu Paper Co., Ltd.	3,000	14,185
Ishihara Sangyo Kaisha Ltd. *	6,000	5,861
Kansai Paint Co., Ltd.	1,000	14,165
Kureha Corp.	1,000	4,386
Kyoei Steel Ltd.	600	12,356
Lintec Corp.	600	11,025
Maruichi Steel Tube Ltd.	600	14,771
Mitsubishi Gas Chemical Co., Inc.	3,000	23,504
Mitsubishi Paper Mills Ltd. *	6,000	5,334
Mitsubishi Steel Manufacturing Co., Ltd.	1,000	2,716
Nihon Parkerizing Co., Ltd.	200	4,115
Nippon Denko Co., Ltd.	1,000	2,901
Nippon Kayaku Co., Ltd.	1,000	14,058
Nippon Paint Co., Ltd.	1,600	25,946
Nippon Shokubai Co., Ltd.	1,000	11,684
Nippon Soda Co., Ltd.	500	3,234
Nissan Chemical Industries Ltd.	1,200	18,838
Nittetsu Mining Co., Ltd.	1,000	5,285
NOF Corp.	1,000	6,858
Pacific Metals Co., Ltd.	1,000	3,859
Rengo Co., Ltd.	6,000	32,296
Sanyo Chemical Industries Ltd.	1,000	6,516
Sanyo Special Steel Co., Ltd.	1,000	4,757
Sumitomo Bakelite Co., Ltd.	6,000	21,453
Sumitomo Osaka Cement Co., Ltd.	6,000	23,211
Taiyo Nippon Sanso Corp.	3,000	19,899
Toagosei Co., Ltd.	6,000	26,786
Toho Zinc Co., Ltd.	1,000	3,146
Tokai Carbon Co., Ltd.	6,000	20,339
Tokuyama Corp.	7,000	27,627
Tokyo Ohka Kogyo Co., Ltd.	600	12,139
Tokyo Steel Manufacturing Co., Ltd. *	4,200	22,607
Topy Industries Ltd.	6,000	11,547
Toyo Ink SC Holdings Co., Ltd.	6,000	31,007
Toyo Kohan Co., Ltd.	500	2,452
Toyobo Co., Ltd.	12,000	22,156
UACJ Corp.	2,000	6,565
Yamato Kogyo Co., Ltd.	600	20,163
Yodogawa Steel Works Ltd.	1,000	4,298
Zeon Corp.	1,000	11,205

		751,480

Media 0.5%
Asatsu-DK, Inc.	600	14,718
Avex Group Holdings, Inc.	100	2,190
CyberAgent, Inc.	100	3,727
Daiichikosho Co., Ltd.	600	17,613
Kadokawa Corp.	100	3,444
SKY Perfect JSAT Holdings, Inc.	1,900	9,763
Toho Co., Ltd.	600	13,001
Tokyo Broadcasting System Holdings, Inc.	600	7,444
TV Asahi Corp.	600	12,883
Zenrin Co., Ltd.	100	973

		85,756

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Chugai Pharmaceutical Co., Ltd.	1,200	28,662
Dainippon Sumitomo Pharma Co., Ltd.	700	10,086
Hisamitsu Pharmaceutical Co., Inc.	100	5,305
Kissei Pharmaceutical Co., Ltd.	600	13,675
KYORIN Holdings, Inc.	600	12,403
Kyowa Hakko Kirin Co., Ltd.	1,600	18,647
Mitsubishi Tanabe Pharma Corp.	1,800	24,758
Mochida Pharmaceutical Co., Ltd.	200	11,996
Rohto Pharmaceutical Co., Ltd.	1,000	15,933
Santen Pharmaceutical Co., Ltd.	600	28,574
Tsumura & Co.	600	16,289

		186,328

Real Estate 1.3%
Advance Residence Investment Corp.	2	4,339
Aeon Mall Co., Ltd.	600	17,262
Daikyo, Inc.	3,000	8,206
Japan Excellent, Inc.	1	5,920
Japan Prime Realty Investment Corp.	1	3,351
Japan Real Estate Investment Corp.	1	10,570
Japan Retail Fund Investment Corp.	6	11,840
Kenedix Realty Investment Corp.	1	4,660
Leopalace21 Corp. *	4,200	23,879

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nippon Building Fund, Inc.	2	23,524
Nomura Real Estate Holdings, Inc.	600	14,149
Nomura Real Estate Office Fund, Inc.	1	4,743
NTT Urban Development Corp.	1,200	13,821
Orix JREIT, Inc.	6	7,485
Tokyo Tatemono Co., Ltd.	2,000	19,772
Tokyu Fudosan Holdings Corp. *	3,000	27,490
United Urban Investment Corp.	6	8,610

		209,621

Retailing 2.3%
ABC-Mart, Inc.	100	4,562
Alpen Co., Ltd.	100	1,835
Aoyama Trading Co., Ltd.	700	18,812
Arc Land Sakamoto Co., Ltd.	100	1,513
Autobacs Seven Co., Ltd.	1,200	17,959
Bic Camera, Inc.	18	9,161
Canon Marketing Japan, Inc.	1,300	19,303
Chiyoda Co., Ltd.	600	12,602
DCM Holdings Co., Ltd.	2,000	13,598
Don Quijote Co., Ltd.	600	36,751
Doshisha Co., Ltd.	100	1,409
Geo Holdings Corp.	1,200	10,715
Gulliver International Co., Ltd.	100	590
H2O Retailing Corp.	1,000	8,147
Hikari Tsushin, Inc.	100	7,659
Izumi Co., Ltd.	600	18,200
Kohnan Shoji Co., Ltd.	600	6,225
Komeri Co., Ltd.	600	15,175
Marui Group Co., Ltd.	3,000	30,860
Nitori Holdings Co., Ltd.	300	27,812
Point, Inc.	60	2,386
Rakuten, Inc.	1,200	18,452
Ryohin Keikaku Co., Ltd.	200	20,808
T-Gaia Corp.	100	1,062
The Daiei, Inc. *	7,500	24,838
United Arrows Ltd.	200	8,479
USS Co., Ltd.	1,200	16,494
Xebio Co., Ltd.	600	12,479

		367,886

Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp.	1,200	15,450
Dainippon Screen Manufacturing Co., Ltd. *	1,000	5,422
Disco Corp.	100	6,867
Renesas Electronics Corp. *	3,600	23,316
Sanken Electric Co., Ltd.	1,000	6,291
Shinko Electric Industries Co., Ltd.	1,200	10,035
Sumco Corp.	1,800	17,479
Tokyo Seimitsu Co., Ltd.	600	12,321
Ulvac, Inc. *	1,200	16,248

		113,429

Software & Services 1.5%
Capcom Co., Ltd.	600	11,606
DeNA Co., Ltd.	600	11,664
DTS Corp.	100	1,828
Fuji Soft, Inc.	100	2,184
Gree, Inc.	100	913
IT Holdings Corp.	1,800	27,291
Itochu Techno-Solutions Corp.	100	3,820
NEC Networks & System Integration Corp.	600	14,642
Net One Systems Co., Ltd.	1,200	7,280
Nexon Co., Ltd.	100	932
Nihon Unisys Ltd.	1,200	10,316
Nomura Research Institute Ltd.	700	22,977
NS Solutions Corp.	100	2,289
NSD Co., Ltd.	600	7,110
Obic Co., Ltd.	600	17,613
Otsuka Corp.	160	20,460
SCSK Corp.	600	15,116
Square Enix Holdings Co., Ltd.	700	11,994
Transcosmos, Inc.	600	11,359
Trend Micro, Inc.	600	23,504
Yahoo! Japan Corp.	3,100	14,960

		239,858

Technology Hardware & Equipment 2.8%
Alps Electric Co., Ltd. *	3,600	38,931
Amano Corp.	700	6,804
Anritsu Corp.	600	7,133
Azbil Corp.	700	15,981
Canon Electronics, Inc.	100	1,859
Citizen Holdings Co., Ltd.	3,600	27,678
Daiwabo Holdings Co., Ltd.	1,000	1,964
Eizo Corp.	600	15,761
Hamamatsu Photonics K.K.	600	23,680
Hirose Electric Co., Ltd.	100	15,298
Hitachi High-Technologies Corp.	1,200	28,088
Hitachi Kokusai Electric, Inc.	1,000	13,071
Horiba Ltd.	600	21,394
Hosiden Corp.	3,600	19,483
Japan Aviation Electronics Industry Ltd.	1,000	11,244
Macnica, Inc.	100	2,738
Melco Holdings, Inc.	100	1,239
Mitsumi Electric Co., Ltd. *	4,200	37,953
Nichicon Corp.	600	5,691
Nippon Chemi-Con Corp. *	1,000	3,732
Oki Electric Industry Co., Ltd. *	7,000	16,275
Riso Kagaku Corp.	600	13,071
Ryosan Co., Ltd.	1,200	24,841
Shimadzu Corp.	2,000	18,600
Star Micronics Co., Ltd.	600	6,975
Taiyo Yuden Co., Ltd.	1,200	15,380
Toshiba TEC Corp.	1,000	6,350
UKC Holdings Corp.	100	1,691
Yaskawa Electric Corp.	1,600	21,445
Yokogawa Electric Corp.	1,800	27,255

		451,605

Transportation 1.4%
Fukuyama Transporting Co., Ltd.	1,000	5,988
Hitachi Transport System, Ltd.	1,200	19,085
Japan Airport Terminal Co., Ltd.	600	13,423
Kamigumi Co., Ltd.	3,000	27,050
Keikyu Corp.	2,600	21,818
Keio Corp.	2,000	13,266
Keisei Electric Railway Co., Ltd.	600	5,832
Kintetsu World Express, Inc.	600	23,416
Mitsubishi Logistics Corp.	500	7,913
Mitsui-Soko Co., Ltd.	1,000	4,875
Nankai Electric Railway Co., Ltd.	300	1,073
Nippon Konpo Unyu Soko Co., Ltd.	600	10,451

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nishi-Nippon Railroad Co., Ltd.	6,000	22,449
Odakyu Electric Railway Co., Ltd.	2,000	17,799
Sankyu, Inc.	6,000	22,683
Senko Co., Ltd.	1,000	5,295
Sotetsu Holdings, Inc.	1,000	3,546
The Sumitomo Warehouse Co., Ltd.	1,000	5,803

		231,765

Utilities 0.1%
Shizuoka Gas Co., Ltd.	1,200	7,468
The Okinawa Electric Power Co., Inc.	100	3,336

		10,804

		6,091,817

Luxembourg 0.6%

Banks 0.2%
Espirito Santo Financial Group S.A. *	3,372	23,415

Commercial & Professional Services 0.1%
Regus plc	4,554	14,845

Consumer Durables & Apparel 0.0%
Samsonite International S.A.	1,800	5,386

Household & Personal Products 0.1%
Oriflame Cosmetics S.A.	420	13,148

Materials 0.2%
AZ Electronic Materials S.A.	888	4,015
Ternium S.A.	799	21,341

		25,356

Media 0.0%
RTL Group S.A. *	60	7,234

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	150	3,045

		92,429

Netherlands 2.0%

Capital Goods 0.6%
Aalberts Industries N.V.	750	22,920
AerCap Holdings N.V. *	540	11,356
Arcadis N.V.	432	14,764
Koninklijke Boskalis Westminster N.V.	582	29,086
Sensata Technologies Holding N.V. *	210	8,186
TKH Group N.V.	360	12,337

		98,649

Commercial & Professional Services 0.2%
USG People N.V.	2,718	36,237

Consumer Durables & Apparel 0.1%
TomTom N.V. *	1,956	14,845

Diversified Financials 0.0%
BinckBank N.V.	180	1,851

Energy 0.3%
Core Laboratories N.V.	36	6,557
Koninklijke Vopak N.V.	216	12,956
SBM Offshore N.V. *	1,656	33,190

		52,703

Food & Staples Retailing 0.1%
X5 Retail Group N.V. *	720	12,240

Food, Beverage & Tobacco 0.0%
Koninklijke Wessanen N.V.	1,116	4,317

Materials 0.1%
Koninklijke Ten Cate N.V.	480	15,417

Real Estate 0.3%
Corio N.V.	444	19,296
Eurocommercial Properties N.V.	180	7,306
VastNed Retail N.V.	204	9,241
Wereldhave N.V.	156	11,939

		47,782

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	264	8,950
NXP Semiconductor N.V. *	180	7,650

		16,600

Software & Services 0.1%
Unit 4 N.V.	144	7,480

Telecommunication Services 0.1%
Ziggo N.V.	288	12,368

		320,489

New Zealand 0.5%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	3,900	11,812

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	3,000	9,233

Materials 0.0%
Nuplex Industries Ltd.	3,132	8,438

Media 0.1%
Sky Network Television Ltd.	2,100	9,687

Real Estate 0.0%
Kiwi Income Property Trust	2,676	2,425

Telecommunication Services 0.0%
Chorus Ltd.	2,598	3,235

Transportation 0.1%
Air New Zealand Ltd.	2,484	3,336
Auckland International Airport Ltd.	2,868	8,242
Mainfreight Ltd.	360	3,409

		14,987

Utilities 0.1%
Contact Energy Ltd.	2,316	9,076
Infratil Ltd.	1,518	2,974

		12,050

		71,867

Norway 1.1%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	852	7,801
Sparebanken 1 SMN	828	7,311

		15,112

Capital Goods 0.1%
Vard Holdings Ltd. *	1,000	638
Veidekke A.S.A.	1,386	11,558

		12,196

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	780	6,855

Diversified Financials 0.0%
Aker A.S.A., A Shares	180	6,387

Energy 0.2%
Fred. Olsen Energy A.S.A.	258	10,209
Kvaerner A.S.A.	1,710	3,131
TGS Nopec Geophysical Co. A.S.A.	582	15,388

		28,728

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	492	2,856
Cermaq A.S.A.	540	8,918
Leroy Seafood Group A.S.A.	102	3,035

		14,809

Insurance 0.2%
Gjensidige Forsikring A.S.A.	1,074	19,369
Storebrand A.S.A. *	2,148	13,276

		32,645

Media 0.1%
Schibsted A.S.A.	330	21,356

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. *	52,506	20,982

Software & Services 0.1%
Atea A.S.A.	810	7,880

Transportation 0.1%
Golden Ocean Group Ltd.	6,912	12,714

		179,664

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d *	5,982	9,668

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	756	15,646
Sonae	15,180	22,673

		38,319

Media 0.1%
ZON OPTIMUS, SGPS, S.A.	1,656	12,036

Utilities 0.0%
Redes Energeticas Nacionais S.A.	1,806	5,515

		65,538

Singapore 1.6%

Capital Goods 0.3%
Cosco Corp. Singapore Ltd.	7,000	4,104
SembCorp Marine Ltd.	6,000	21,251
Singapore Technologies Engineering Ltd.	6,000	19,336
United Engineers Ltd.	6,000	8,639

		53,330

Consumer Services 0.0%
Genting Singapore plc	1,000	1,173

Diversified Financials 0.0%
Singapore Exchange Ltd.	600	3,460

Food & Staples Retailing 0.1%
Olam International Ltd.	7,000	8,599

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	42,000	19,265

Real Estate 0.6%
Ascendas Real Estate Investment Trust	6,000	10,625
CapitaCommercial Trust	6,000	7,108
Capitaland Ltd.	12,000	29,004
CapitaMall Trust	6,000	9,309
City Developments Ltd.	2,000	15,922
Global Logistic Properties Ltd.	1,000	2,353
Keppel Land Ltd.	1,000	2,808
Suntec Real Estate Investment Trust	6,000	7,467
UOL Group Ltd.	1,000	4,954

		89,550

Telecommunication Services 0.1%
M1 Ltd.	800	2,093
StarHub Ltd.	6,000	20,342

		22,435

Transportation 0.4%
Hutchison Port Holdings Trust	18,000	12,240
Neptune Orient Lines Ltd. *	18,000	15,292
SATS Ltd.	6,000	15,364
Singapore Post Ltd.	6,000	6,126
SMRT Corp., Ltd.	6,000	6,198

		55,220

		253,032

Spain 2.3%

Banks 0.2%
Bankinter S.A.	4,662	29,529

Capital Goods 0.8%
Abengoa S.A.	3,846	10,211
Construcciones y Auxiliar de Ferrocarriles S.A.	13	7,074
Elecnor S.A.	204	2,936
Gamesa Corp. Tecnologica S.A. *	6,960	68,808
Obrascon Huarte Lain S.A.	348	13,819
Sacyr Vallehermoso S.A. *	2,928	15,607
Zardoya Otis S.A.	1,044	17,953

		136,408

Commercial & Professional Services 0.0%
Prosegur, Compagnia de Seguridad S.A. - Reg’d	1,128	7,188

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	486	17,790

Energy 0.1%
Tecnicas Reunidas S.A.	156	8,477

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	780	18,022
Viscofan S.A.	240	13,012

		31,034

Insurance 0.2%
Grupo Catalana Occidente S.A.	300	10,408
Mapfre S.A.	7,128	28,368

		38,776

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.2%
Acerinox S.A.	2,100	28,112

Media 0.2%
Atresmedia Corporacion de Medios de Comunicaion S.A.	792	12,207
Mediaset Espana Comunicacion S.A. *	2,124	24,972

		37,179

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	510	7,937
Grifols S.A.	264	11,120

		19,057

Software & Services 0.2%
Indra Sistemas S.A.	1,560	23,853

		377,403

Sweden 2.3%

Capital Goods 0.4%
Haldex AB	360	3,236
Indutrade AB	204	8,256
Lindab International AB *	1,128	10,338
Nibe Industrier AB	330	7,548
Peab AB	2,928	17,659
Saab AB, Class B	582	12,030

		59,067

Commercial & Professional Services 0.1%
Intrum Justitia AB	420	10,732
Loomis AB, B Shares	666	15,896

		26,628

Consumer Durables & Apparel 0.2%
JM AB	834	23,606
Nobia AB	1,536	13,337

		36,943

Diversified Financials 0.2%
L E Lundbergforetagen AB, B Shares	252	10,568
Ratos AB, B Shares	2,490	22,363

		32,931

Energy 0.1%
Lundin Petroleum AB *	402	8,389

Food & Staples Retailing 0.1%
Axfood AB	222	11,250

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	132	8,139

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	642	9,656

Materials 0.2%
BillerudKorsnas AB	1,026	12,472
Hexpol AB	48	3,433
Holmen AB, B Shares	720	25,238

		41,143

Media 0.2%
Eniro AB *	960	5,471
Modern Times Group AB, B Shares	438	22,168

		27,639

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	1,398	17,293

Real Estate 0.2%
Castellum AB	600	9,102
Fabege AB	780	9,010
Kungsleden AB	1,746	12,048

		30,160

Retailing 0.1%
Bilia AB	474	11,459
Clas Ohlson AB, B Shares	360	5,687
KappAhl AB *	516	3,000

		20,146

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	570	17,582

Transportation 0.1%
SAS AB *	5,940	16,722

		363,688

Switzerland 3.0%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	12	6,434
Valiant Holding AG - Reg’d	78	7,048

		13,482

Capital Goods 0.7%
AFG Arbonia-Forster Holding AG *	252	9,147
Belimo Holding AG - Reg’d	1	2,650
Bucher Industries AG - Reg’d	18	4,926
Daetwyler Holding AG	30	3,984
Georg Fischer AG - Reg’d *	48	33,199
Implenia AG - Reg’d *	108	7,410
Meyer Burger Technology AG *	366	4,192
OC Oerlikon Corp. AG - Reg’d *	852	12,398
Rieter Holding AG - Reg’d *	42	9,737
Sulzer AG - Reg’d	150	23,405
Zehnder Group AG	126	5,926

		116,974

Commercial & Professional Services 0.2%
DKSH Holding AG	132	10,510
Gategroup Holding AG *	432	11,808
Kaba Holding AG, B Shares - Reg’d *	18	8,097

		30,415

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	12	9,687

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	42	18,556

Diversified Financials 0.2%
Julius Baer Group Ltd. *	576	27,077
Partners Group Holding AG	30	7,493

		34,570

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	12	13,731
Emmi AG *	12	3,652

		17,383

Health Care Equipment & Services 0.3%
Nobel Biocare Holding AG - Reg’d *	1,332	19,678
Sonova Holding AG - Reg’d *	138	19,288

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Straumann Holding AG - Reg’d	42	7,846

		46,812

Insurance 0.1%
Helvetia Holding AG - Reg’d	36	16,892

Materials 0.1%
Ems-Chemie Holding AG - Reg’d	36	12,748
Schmolz + Bickenbach AG - Reg’d *	4,596	5,951

		18,699

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	324	27,070
Galenica AG - Reg’d	24	23,903

		50,973

Real Estate 0.1%
Allreal Holding AG - Reg’d *	36	5,012
Swiss Prime Site AG - Reg’d *	120	9,216

		14,228

Retailing 0.2%
Dufry AG - Reg’d *	78	13,215
Valora Holding AG - Reg’d	66	16,244

		29,459

Software & Services 0.0%
Temenos Group AG - Reg’d *	120	3,187

Technology Hardware & Equipment 0.2%
Logitech International S.A. - Reg’d	2,436	27,901

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	18	10,338
Panalpina Welttransport Holding AG - Reg’d	168	27,794

		38,132

		487,350

United Kingdom 13.5%

Banks 0.0%
Paragon Group Cos. plc	1,080	6,110

Capital Goods 1.7%
Ashtead Group plc	2,388	27,206
Bodycote plc	1,626	16,021
Chemring Group plc	2,244	7,829
Fenner plc	1,098	8,052
Galliford Try plc	864	15,455
Interserve plc	1,908	20,409
Invensys plc	3,324	27,252
Keller Group plc	1,056	18,318
Kier Group plc	468	13,646
Lavendon Group plc	1,038	3,069
Melrose Industries plc	3,174	15,187
Morgan Crucible Co. plc	2,658	12,757
Morgan Sindall Group plc	540	6,780
Qinetiq Group plc	6,834	24,348
Rotork plc	246	11,444
Senior plc	2,148	10,211
Speedy Hire plc	4,182	3,459
Spirax-Sarco Engineering plc	306	14,691
Ultra Electronics Holdings plc	354	10,617

		266,751

Commercial & Professional Services 1.4%
Babcock International Group plc	1,290	27,681
Berendsen plc	1,854	27,970
Cape plc	2,046	9,217
De La Rue plc	1,368	20,235
Homeserve plc	2,346	9,861
Intertek Group plc	402	19,999
Mears Group plc	864	6,287
Michael Page International plc	3,000	23,342
Mitie Group plc	4,200	21,431
Rentokil Initial plc	15,534	26,998
RPS Group plc	2,190	11,228
Shanks Group plc	7,038	12,451
WS Atkins plc	672	14,794

		231,494

Consumer Durables & Apparel 0.5%
Bellway plc	1,200	28,345
Bovis Homes Group plc	912	11,630
Guinness Peat Group plc *	30,642	14,760
Redrow plc	1,764	8,131
The Berkeley Group Holdings plc	540	20,831

		83,697

Consumer Services 1.0%
Betfair Group plc	582	9,943
Enterprise Inns plc *	17,886	40,432
Greene King plc	1,956	27,939
J.D. Wetherspoon plc	1,116	13,034
Marston’s plc	7,500	18,391
Mitchells & Butlers plc *	3,918	26,512
Spirit Pub Co. plc	5,280	6,249
The Restaurant Group plc	1,296	12,239

		154,739

Diversified Financials 1.7%
3i Group plc	2,388	14,473
Aberdeen Asset Management plc	2,562	20,660
Ashmore Group plc	1,332	8,597
Close Brothers Group plc	1,020	22,522
F&C Asset Management plc	4,842	7,428
Henderson Group plc	7,320	25,696
IG Group Holdings plc	1,812	17,364
Intermediate Capital Group plc	2,563	17,843
International Personal Finance plc	1,764	17,164
Investec plc	3,180	22,487
Jupiter Fund Management plc	1,266	8,079
London Stock Exchange Group plc	1,158	30,862
Provident Financial plc	876	22,944
Schroders plc	420	16,966
Schroders plc, Non-Voting Shares	180	5,770
Tullett Prebon plc	2,478	13,598

		272,453

Energy 0.4%
Bumi plc *	1,098	3,876
Enquest plc *	3,156	7,108
Hargreaves Services plc	120	1,694
Hunting plc	894	11,686
Petrofac Ltd.	888	18,415
Premier Oil plc	1,686	8,606
Subsea 7 S.A.	948	18,492

		69,877

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.3%
Booker Group plc	13,038	35,282
Greggs plc	1,824	13,209

		48,491

Food, Beverage & Tobacco 0.4%
Britvic plc	1,542	17,075
Cranswick plc	642	11,999
Dairy Crest Group plc	2,568	21,727
Greencore Group plc	4,752	14,984

		65,785

Health Care Equipment & Services 0.0%
Synergy Health plc	420	7,293

Household & Personal Products 0.1%
PZ Cussons plc	1,950	12,588

Insurance 0.9%
Admiral Group plc	990	20,157
Beazley plc	3,462	14,007
Catlin Group Ltd.	3,090	27,864
Direct Line Insurance Group plc	1,572	6,056
Hiscox Ltd.	2,592	28,787
Jardine Lloyd Thompson Group plc	600	10,074
Lancashire Holdings Ltd.	1,782	22,987
Phoenix Group Holdings	1,464	17,027

		146,959

Materials 0.9%
African Barrick Gold plc	1,500	4,204
Alent plc	714	3,953
Croda International plc	372	14,161
DS Smith plc	6,162	30,836
Elementis plc	2,220	9,437
Essentra plc	942	12,653
Evraz plc *	8,382	14,678
Hill & Smith Holdings plc	414	3,628
Lonmin plc *	4,680	23,987
Petropavlovsk plc	4,158	4,257
Randgold Resources Ltd.	114	8,116
RPC Group plc	1,440	11,794
Synthomer plc	768	2,911
Victrex plc	300	7,966

		152,581

Media 0.3%
Cineworld Group plc	1,200	7,312
Trinity Mirror plc *	4,524	13,469
UBM plc	2,634	29,339

		50,120

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	72	1,467
Hikma Pharmaceuticals plc	420	8,297

		9,764

Real Estate 0.6%
Derwent London plc	174	6,906
Hammerson plc	2,952	24,686
Intu Properties plc	3,090	16,263
Savills plc	1,176	12,521
SEGRO plc	5,100	27,944
Songbird Estates plc *	4,110	10,452

		98,772

Retailing 1.0%
Darty plc	22,266	31,914
Debenhams plc	14,982	23,744
Halfords Group plc	3,504	28,033
Howden Joinery Group plc	1,626	8,576
John Menzies plc	528	6,720
Lookers plc	4,278	8,549
Mothercare plc *	1,536	9,567
N Brown Group plc	1,044	9,260
Sports Direct International plc *	798	9,653
WH Smith plc	1,494	23,176

		159,192

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	1,170	19,510
CSR plc	1,200	9,868

		29,378

Software & Services 0.3%
Aveva Group plc	120	4,389
Computacenter plc	1,698	18,635
Fidessa Group plc	90	3,115
Micro Focus International plc	656	8,785
Xchanging plc	3,180	7,931

		42,855

Technology Hardware & Equipment 0.8%
Domino Printing Sciences plc	600	6,919
Electrocomponents plc	5,034	24,086
Halma plc	1,566	15,058
Laird plc	3,732	15,986
Pace plc	2,100	10,863
Premier Farnell plc	2,880	10,473
Spectris plc	522	20,804
Spirent Communications plc	4,506	8,001
TT electronics plc	2,850	9,197
Xyratex Ltd.	720	7,430

		128,817

Telecommunication Services 0.2%
Kcom Group plc	4,356	7,075
TalkTalk Telecom Group plc	3,972	17,697

		24,772

Transportation 0.7%
BBA Aviation plc	4,062	21,758
easyJet plc	954	22,253
Go-Ahead Group plc	510	13,701
Northgate plc	3,684	25,044
Stagecoach Group plc	2,880	17,247
Stobart Group Ltd.	1,698	3,894
Stolt-Nielsen Ltd.	414	11,338

		115,235

		2,177,723

Total Common Stock
(Cost $15,372,276)		15,988,075

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

United States 0.1%

Equity Fund 0.1%
iShares MSCI EAFE Small Cap ETF	500	25,055

Total Other Investment Company
(Cost $23,944)		25,055

Preferred Stock 0.4% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	246	25,087

Capital Goods 0.1%
Jungheinrich AG	156	9,727

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	60	7,418

Materials 0.1%
Fuchs Petrolub SE	156	14,779

		57,011

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	2,022	8,617

Total Preferred Stock
(Cost $59,753)		65,628

Rights 0.0% of net assets

Hong Kong 0.0%

Consumer Services 0.0%
New Hotel *(a)(b)	113	—

Total Rights
(Cost $—)		—

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $15,456,042 and the unrealized appreciation and depreciation were $896,436 and ($273,720), respectively, with a net unrealized appreciation of $622,716.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$15,550,697	$—	$—	$15,550,697
Hong Kong[1]	423,118	—	—	423,118
Automobiles & Components	12,693	—	1,567	14,260
Other Investment Company[1]	25,055	—	—	25,055
Preferred Stock[1]	65,628	—	—	65,628
Rights[1]

Total	$16,077,191	$—	$1,567	$16,078,758

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2013

Common Stock
Hong Kong	$—	$—	$1,567	$—	$—	$—	$—	$1,567

Total	$—	$—	$1,567	$—	$—	$—	$—	$1,567

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG79047NOV13

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. Fore more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

88.9%	Common Stock	13,711,405	14,372,534
1.4%	Other Investment Companies	214,405	230,055
9.5%	Preferred Stock	1,474,835	1,533,673

99.8%	Total Investments	15,400,645	16,136,262
0.2%	Other Assets and Liabilities, Net		25,915

100.0%	Net Assets		16,162,177

	Number	Value
Security	of Shares	($)

Common Stock 88.9% of net assets

Brazil 5.7%

Banks 0.9%
Banco Bradesco S.A.	3,300	48,540
Banco do Brasil S.A.	7,500	82,674
Itau Unibanco Holding S.A.	1,200	15,748

		146,962

Capital Goods 0.2%
Embraer S.A.	3,600	27,988

Diversified Financials 0.1%
BM&FBovespa S.A.	4,200	21,223

Energy 1.6%
Petroleo Brasileiro S.A.	30,150	236,729
Ultrapar Participacoes S.A.	1,050	26,114

		262,843

Food, Beverage & Tobacco 0.7%
Ambev S.A.	8,250	62,089
BRF S.A.	1,500	32,858
JBS S.A.	5,550	19,981

		114,928

Materials 1.4%
Companhia Siderurgica Nacional S.A.	12,000	61,254
Usinas Siderurgicas de Minas Gerais S.A. *	1,800	8,794
Vale S.A.	10,350	159,115

		229,163

Software & Services 0.2%
Cielo S.A.	750	21,778

Telecommunication Services 0.2%
Oi S.A.	1,800	2,985
Tim Participacoes S.A.	5,400	26,708

		29,693

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	8,400	21,313
Cia Energetica de Minas Gerais	600	4,937
Companhia de Saneamento Basico do Estado de Sao Paulo	1,800	18,793
CPFL Energia S.A.	2,400	19,996

		65,039

		919,617

Chile 0.7%

Energy 0.2%
Empresas COPEC S.A.	2,028	28,092

Food & Staples Retailing 0.1%
Cencosud S.A.	3,840	14,063

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	14,400	21,025
Enersis S.A.	151,500	47,239

		68,264

		110,419

China 12.6%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., H Shares	13,500	21,453

Banks 4.6%
Agricultural Bank of China Ltd., H Shares	78,000	40,043
Bank of China Ltd., H Shares	360,000	174,134
Bank of Communications Co., Ltd., H Shares	20,000	14,937
BOC Hong Kong Holdings Ltd.	10,000	33,795
China Construction Bank Corp., H Shares	344,000	278,656
China Merchants Bank Co., Ltd., H Shares	9,500	20,243
Industrial & Commercial Bank of China Ltd., H Shares	258,000	185,364

		747,172

Capital Goods 0.3%
China Communications Construction Co., Ltd., H Shares	30,000	25,269
China Railway Group Ltd., H Shares	32,000	18,450

		43,719

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	6,000	18,768

Energy 3.4%
China Petroleum & Chemical Corp., H Shares	229,000	196,725
China Shenhua Energy Co., Ltd., H Shares	12,500	42,405

 1

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CNOOC Ltd.	69,000	141,335
PetroChina Co., Ltd., H Shares	136,000	160,863

		541,328

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	6,000	21,167

Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	19,000	61,269
China Pacific Insurance (Group) Co., Ltd., H Shares	4,000	16,923
People’s Insurance Co. Group of China Ltd., H Shares	24,000	12,569
Ping An Insurance (Group) Co., H Shares	3,000	27,978

		118,739

Materials 0.1%
China National Building Material Co., Ltd., H Shares	12,000	13,420

Real Estate 0.2%
China Overseas Land & Investment Ltd.	8,200	25,491

Retailing 0.3%
Belle International Holdings Ltd.	12,000	14,766
GOME Electrical Appliances Holdings Ltd.	156,000	27,165

		41,931

Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	24,000	28,450

Telecommunication Services 2.5%
China Mobile Ltd.	27,000	290,804
China Telecom Corp., Ltd., H Shares	113,000	61,072
China Unicom (Hong Kong) Ltd.	36,000	57,301

		409,177

		2,030,815

Colombia 0.2%

Banks 0.1%
Bancolombia S.A.	750	9,435

Energy 0.1%
Ecopetrol S.A.	13,878	28,270

		37,705

Czech Republic 0.4%

Telecommunication Services 0.1%
Telefonica Czech Republic A/S	1,536	22,676

Utilities 0.3%
CEZ A/S	1,662	46,198

		68,874

Egypt 0.2%

Telecommunication Services 0.2%
Global Telecom Holding GDR *	11,100	36,741

Greece 1.9%

Banks 0.7%
Alpha Bank AE *	40,902	36,756
National Bank of Greece S.A. *	7,560	47,143
Piraeus Bank S.A. *	13,740	30,307

		114,206

Consumer Services 0.5%
OPAP S.A.	6,732	89,735

Telecommunication Services 0.4%
Hellenic Telecommunications Organization S.A. *	4,782	59,705

Utilities 0.3%
Public Power Corp. S.A.	3,000	44,114

		307,760

Hungary 0.6%

Banks 0.2%
OTP Bank plc	1,836	37,239

Energy 0.3%
MOL Hungarian Oil & Gas plc	612	38,768

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	14,136	18,587

		94,594

India 2.0%

Automobiles & Components 0.2%
Mahindra & Mahindra Ltd. GDR	1,074	16,486
Tata Motors Ltd. ADR	672	21,820

		38,306

Banks 0.3%
ICICI Bank Ltd. ADR	792	28,401
State Bank of India GDR - Reg’d	372	21,576

		49,977

Energy 0.8%
Reliance Industries Ltd. GDR (a)	4,812	131,560

Materials 0.2%
Tata Steel Ltd. GDR	4,890	30,636

Software & Services 0.5%
Infosys Ltd. ADR	1,320	71,306

		321,785

Indonesia 0.6%

Automobiles & Components 0.2%
PT Astra International Tbk	60,000	31,348

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	22,000	13,701

Energy 0.0%
PT Bumi Resources Tbk *	306,000	7,418

2

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	255,000	46,364

		98,831

Malaysia 1.6%

Banks 0.6%
CIMB Group Holdings Berhad	10,800	25,400
Malayan Banking Berhad	9,000	27,310
Public Bank Berhad	6,600	37,638

		90,348

Capital Goods 0.2%
Sime Darby Berhad	11,400	34,133

Consumer Services 0.1%
Genting Berhad	7,200	22,831

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	10,800	18,899

Telecommunication Services 0.3%
Axiata Group Berhad	14,400	30,024
Telekom Malaysia Berhad	15,600	24,879

		54,903

Utilities 0.3%
Tenaga Nasional Berhad	13,800	42,218

		263,332

Mexico 3.7%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,000	20,518
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR	1,350	18,967

		39,485

Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	9,000	26,388

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	18,000	47,583

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	800	9,759
Fomento Economico Mexicano S.A.B. de C.V.	4,900	47,094
Grupo Bimbo S.A.B. de C.V., Series A	7,800	24,286

		81,139

Materials 0.9%
Cemex S.A.B. de C.V., Series CPO *	97,800	107,848
Grupo Mexico S.A.B. de C.V., Series B	12,000	35,577

		143,425

Media 0.4%
Grupo Televisa S.A.B., Series CPO	9,600	58,661

Telecommunication Services 1.2%
America Movil S.A.B. de C.V., Series L	166,200	192,914

		589,595

Philippines 0.1%

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	210	13,001

Poland 2.3%

Banks 0.4%
Bank Pekao S.A.	420	25,634
Powszechna Kasa Oszczednosci Bank Polski S.A.	2,958	39,442

		65,076

Energy 0.5%
Polski Koncern Naftowy Orlen S.A.	5,100	79,160

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	246	37,465

Materials 0.4%
KGHM Polska Miedz S.A.	1,446	55,501

Telecommunication Services 0.4%
Telekomunikacja Polska S.A.	19,068	63,950

Utilities 0.4%
PGE S.A.	7,044	42,729
Tauron Polska Energia S.A.	16,920	28,236

		70,965

		372,117

Republic of Korea 20.6%

Automobiles & Components 2.2%
Hyundai Mobis	276	80,064
Hyundai Motor Co.	842	200,495
Kia Motors Corp.	1,170	66,775

		347,334

Banks 1.6%
Hana Financial Group, Inc.	1,580	59,270
KB Financial Group, Inc.	1,800	67,523
Shinhan Financial Group Co., Ltd.	2,420	101,758
Woori Finance Holdings Co., Ltd.	3,120	37,294

		265,845

Capital Goods 3.8%
Daelim Industrial Co., Ltd.	270	25,640
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	660	22,888
Doosan Corp.	126	16,192
Doosan Heavy Industries & Construction Co., Ltd.	420	15,140
Hyundai Engineering & Construction Co., Ltd.	342	20,327
Hyundai Heavy Industries Co., Ltd.	390	100,052
LG Corp.	2,856	168,667
Samsung C&T Corp.	996	59,479
Samsung Heavy Industries Co., Ltd.	840	31,114
SK Holdings Co., Ltd.	684	120,862
SK Networks Co., Ltd.	4,680	33,034

		613,395

Consumer Durables & Apparel 0.8%
LG Electronics, Inc.	1,962	126,808

 3

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 1.1%
GS Holdings	876	46,850
S-Oil Corp.	438	31,371
SK Innovation Co., Ltd.	678	92,254

		170,475

Food & Staples Retailing 0.1%
E-Mart Co., Ltd.	66	16,807

Food, Beverage & Tobacco 0.3%
KT&G Corp.	600	44,505

Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	168	41,353
Samsung Life Insurance Co., Ltd.	288	27,758

		69,111

Materials 2.8%
Cheil Industries, Inc.	264	22,726
Hanwha Corp.	960	35,967
Hyosung Corp.	330	22,482
Hyundai Steel Co.	420	32,781
LG Chem Ltd.	246	67,526
Lotte Chemical Corp.	138	28,557
POSCO	768	237,664

		447,703

Retailing 0.4%
Lotte Shopping Co., Ltd.	66	24,447
Shinsegae Co., Ltd.	156	37,809

		62,256

Semiconductors & Semiconductor Equipment 4.4%
Samsung Electronics Co., Ltd.	457	645,146
SK Hynix, Inc. *	2,100	70,245

		715,391

Software & Services 0.7%
Naver Corp.	48	31,386
SK C&C Co. Ltd.	630	80,663

		112,049

Technology Hardware & Equipment 0.7%
LG Display Co., Ltd. *	2,820	65,018
Samsung Electro-Mechanics Co., Ltd.	246	19,014
Samsung SDI Co., Ltd.	192	31,840

		115,872

Telecommunication Services 0.7%
LG Uplus Corp. *	3,000	29,765
SK Telecom Co., Ltd.	420	89,691

		119,456

Utilities 0.6%
Korea Electric Power Corp. *	3,300	99,783

		3,326,790

Russia 13.8%

Banks 0.6%
Sberbank of Russia	31,980	99,836

Energy 11.0%
Gazprom OAO	154,980	669,297
LUKOIL OAO	11,058	682,297
NovaTek OAO GDR - Reg’d	320	42,080
Rosneft OJSC GDR - Reg’d	9,954	71,470
Surgutneftegas OAO	274,800	227,448
Tatneft OAO	13,500	82,766

		1,775,358

Materials 0.9%
Mechel ADR *	4,200	8,820
MMC Norilsk Nickel OJSC	678	102,171
Severstal OAO GDR - Reg’d	2,448	22,399
Uralkali OJSC GDR - Reg’d	504	12,681

		146,071

Telecommunication Services 1.1%
Mobile TeleSystems OJSC ADR	4,080	86,006
Rostelecom OJSC ADR	2,100	40,488
Sistema JSFC GDR - Reg’d	1,800	49,374

		175,868

Utilities 0.2%
RusHydro JSC ADR	12,048	20,217
Russian Grids OAO *	648,000	13,535

		33,752

		2,230,885

South Africa 7.1%

Banks 0.8%
Barclays Africa Group Ltd.	1,626	21,751
Nedbank Group Ltd.	1,080	22,383
Standard Bank Group Ltd.	6,408	76,046

		120,180

Capital Goods 0.7%
Aveng Ltd. *	9,450	27,430
Barloworld Ltd.	3,180	29,646
Bidvest Group Ltd.	2,220	55,967

		113,043

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	9,300	36,975

Diversified Financials 0.4%
FirstRand Ltd.	12,900	42,900
Remgro Ltd.	1,020	19,519

		62,419

Energy 1.3%
Sasol Ltd.	4,164	206,469

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	1,218	21,423

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	762	21,308

Insurance 0.2%
Sanlam Ltd.	7,440	37,740

Materials 1.2%
Anglo American Platinum Ltd. *	558	22,119
AngloGold Ashanti Ltd.	1,512	20,155
ArcelorMittal South Africa Ltd. *	7,248	29,166
Gold Fields Ltd.	7,170	28,718
Impala Platinum Holdings Ltd.	5,028	58,482
Kumba Iron Ore Ltd.	456	17,847
Sappi Ltd. *	7,620	23,092

		199,579

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 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.3%
Naspers Ltd., N Shares	468	44,785

Retailing 0.2%
Imperial Holdings Ltd.	1,368	28,412

Telecommunication Services 1.6%
MTN Group Ltd.	9,012	175,763
Telkom SA SOC Ltd. *	25,350	66,825
Vodacom Group Ltd.	1,560	18,692

		261,280

		1,153,613

Taiwan 12.6%

Banks 0.3%
CTBC Financial Holding Co., Ltd.	39,980	26,141
Mega Financial Holding Co., Ltd.	30,000	25,191

		51,332

Capital Goods 0.4%
Far Eastern New Century Corp.	30,000	34,618
Walsin Lihwa Corp. *	72,000	21,994

		56,612

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	22,000	28,621

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	24,000	34,304

Energy 0.2%
Formosa Petrochemical Corp.	13,000	35,450

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	16,000	28,546

Insurance 0.2%
Cathay Financial Holding Co., Ltd.	19,016	29,879

Materials 2.4%
China Steel Corp.	96,000	82,557
Formosa Chemicals & Fibre Corp.	38,000	107,089
Formosa Plastics Corp.	31,000	81,496
Nan Ya Plastics Corp.	41,000	89,775
Taiwan Cement Corp.	19,000	30,079

		390,996

Semiconductors & Semiconductor Equipment 2.8%
Advanced Semiconductor Engineering, Inc.	32,000	31,790
MediaTek, Inc.	5,000	73,664
Siliconware Precision Industries Co.	30,000	35,480
Taiwan Semiconductor Manufacturing Co., Ltd.	74,000	262,553
United Microelectronics Corp.	126,000	52,369

		455,856

Technology Hardware & Equipment 5.0%
Acer, Inc. *	66,000	35,794
Asustek Computer, Inc.	9,000	79,222
AU Optronics Corp. *	192,000	59,882
Compal Electronics, Inc.	96,000	72,501
Delta Electronics, Inc.	8,400	44,847
Hon Hai Precision Industry Co., Ltd.	79,700	210,063
HTC Corp.	11,000	56,126
Innolux Corp. *	54,000	20,437
Inventec Corp.	54,000	45,435
Lite-On Technology Corp.	21,000	34,097
Pegatron Corp.	30,000	37,305
Quanta Computer, Inc.	22,000	48,990
Synnex Technology International Corp.	13,000	19,526
Wistron Corp.	38,000	34,091
WPG Holdings Ltd.	14,000	15,942

		814,258

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	25,500	79,962
Far EasTone Telecommunications Co., Ltd.	8,000	17,139
Taiwan Mobile Co., Ltd.	6,000	19,646

		116,747

		2,042,601

Thailand 1.0%

Energy 0.7%
PTT Exploration & Production PCL NVDR	5,400	26,908
PTT PCL NVDR	7,300	67,066
Thai Oil PCL NVDR	10,200	20,012

		113,986

Materials 0.1%
PTT Global Chemical PCL NVDR	8,400	19,947

Telecommunication Services 0.2%
Advanced Info Service PCL NVDR	3,600	25,562

		159,495

Turkey 1.2%

Banks 0.5%
Akbank T.A.S.	5,778	21,179
Turkiye Garanti Bankasi A/S	6,720	25,364
Turkiye Halk Bankasi A/S	1,980	15,202
Turkiye Is Bankasi, C Shares	7,740	19,936

		81,681

Capital Goods 0.2%
KOC Holding A/S	6,456	30,508

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	4,200	19,181

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	1,392	31,648

Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S *	5,100	30,946

		193,964

Total Common Stock
(Cost $13,711,405)		14,372,534

Other Investment Companies 1.4% of net assets

India 0.9%

Equity Fund 0.9%
WisdomTree India Earnings Fund	9,155	152,522

 5

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United States 0.5%

Equity Funds 0.4%
iShares India 50 ETF	2,616	59,540
iShares MSCI Emerging Markets ETF	150	6,353

		65,893

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	11,640	11,640

		77,533

Total Other Investment Companies
(Cost $214,405)		230,055

Preferred Stock 9.5% of net assets

Brazil 7.3%

Banks 1.9%
Banco Bradesco S.A.	7,800	103,632
Itau Unibanco Holding S.A.	12,700	179,403
Itausa - Investimentos Itau S.A.	5,400	21,524

		304,559

Energy 2.0%
Petroleo Brasileiro S.A.	38,700	317,130

Materials 2.4%
Bradespar S.A.	1,740	18,949
Gerdau S.A.	9,900	76,374
Metalurgica Gerdau S.A.	7,200	70,048
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	6,000	32,016
Vale S.A.	14,100	198,152

		395,539

Telecommunication Services 0.3%
Oi S.A.	9,000	13,771
Telefonica Brasil S.A.	2,100	40,420

		54,191

Utilities 0.7%
Centrais Eletricas Brasileiras S.A., B Shares	6,600	29,447
Companhia Energetica de Minas Gerais	5,400	45,431
Companhia Paranaense de Energia - Copel, B Shares	1,200	16,149
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	5,550	22,502

		113,529

		1,184,948

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	942	12,074

Republic of Korea 0.8%

Automobiles & Components 0.2%
Hyundai Motor Co.	120	13,947
Hyundai Motor Co. 2nd	180	21,601

		35,548

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	310	7,440

Materials 0.0%
LG Chem Ltd.	42	5,655

Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	80	75,820

		124,463

Russia 1.3%

Banks 0.1%
Sberbank of Russia	3,600	9,218

Energy 1.2%
AK Transneft OAO	63	161,156
Surgutneftegas OAO	53,400	37,940

		199,096

Telecommunication Services 0.0%
Rostelecom OJSC	1,800	3,874

		212,188

Total Preferred Stock
(Cost $1,474,835)		1,533,673

End of Investments.

At 11/30/13, the tax basis cost of the fund’s investments was $15,402,261 and the unrealized appreciation and depreciation were $904,231 and ($170,230), respectively, with a net unrealized appreciation of $734,001.

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $131,560 or 0.8% of net assets.
(b)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

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 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 7

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$14,372,534	$—	$—	$14,372,534
Other Investment Companies[1]	230,055	—	—	230,055
Preferred Stock[1]	1,533,673	—	—	1,533,673

Total	$16,136,262	$—	$—	$16,136,262

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG79048NOV13

8

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	January 14, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	January 14, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	January 14, 2014